                                             Registration Statement No. 33-73466
                                                                       811-08242

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 9

                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                 Amendment No. 9

                  THE TRAVELERS FUND BD FOR VARIABLE ANNUITIES
                  --------------------------------------------
                           (Exact name of Registrant)

                         THE TRAVELERS INSURANCE COMPANY
                         -------------------------------
                               (Name of Depositor)

                  ONE TOWER SQUARE, HARTFORD, CONNECTICUT 06183
                  ---------------------------------------------
              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, including area code: (860) 277-0111
                                 --------------

                                ERNEST J. WRIGHT
                                    Secretary
                         The Travelers Insurance Company
                                One Tower Square
                           Hartford, Connecticut 06183
                           ---------------------------
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:  __________________

It is proposed that this filing will become effective (check appropriate box):

____       immediately upon filing pursuant to paragraph (b) of Rule 485.

_X__       on May 1, 2002 pursuant to paragraph (b) of Rule 485.

____       60 days after filing pursuant to paragraph (a)(1) of Rule 485.

____       on ___________ pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

_____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Travelers Vintage Annuity Prospectus:

The Travelers Fund BD For Variable Annuities
The Travelers Fund BD II For Variable Annuities

This prospectus describes Travelers Vintage Annuity, a flexible premium deferred variable annuity contract (the “Contract”) issued by The Travelers Insurance Company or The Travelers Life and Annuity Company. Refer to your Contract for the name of your issuing Company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment (“qualified Contracts”) as well as those that do not qualify for such treatment (“nonqualified Contracts”). We may issue it as an individual Contract or as a group Contract. When we issue a group Contract, you will receive a certificate summarizing the Contract’s provisions. For convenience, we refer to Contracts and certificates as “Contracts.”

You can choose to have your premium (“purchase payments”) accumulate on a variable and/or fixed basis in one of our funding options. Your contract value before the maturity date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the variable funding options you select. You bear the investment risk of investing in the variable funding options. The variable funding options are:

AIM Variable Insurance Funds	Travelers Series Fund, Inc.
AIM V.I. Premier Equity Fund(1)- Series I	AIM Capital Appreciation Portfolio
Alliance Variable Product Series Fund, Inc.	Alliance Growth Portfolio
Premier Growth Portfolio — Class B	MFS Total Return Portfolio
American Variable Insurance Series	Putnam Diversified Income Portfolio
Global Growth Fund — Class 2	Salomon Brothers Strategic Bond Fund(2)
Growth Fund — Class 2	Smith Barney High Income Portfolio
Growth — Income Fund — Class 2	Smith Barney International All Cap Growth Portfolio
Dreyfus Variable Investment Fund	Smith Barney Large Cap Value Portfolio
Small Cap Portfolio — Initial Shares	Smith Barney Large Capitalization Growth Portfolio
Greenwich Street Series Fund	Smith Barney Money Market Portfolio
Equity Index Portfolio — Class II Shares	Travelers Managed Income Portfolio
Fundamental Value Portfolio	Van Kampen Enterprise Portfolio
Salomon Brothers Variable Series Fund Inc.	The Travelers Series Trust
Investors Fund	Convertible Securities Portfolio(3)
Total Return Fund	Disciplined Mid Cap Stock Portfolio
Smith Barney Allocation Series Inc.	MFS Emerging Growth Portfolio
Select Balanced Portfolio	MFS Research Portfolio
Select Growth Portfolio	Variable Annuity Portfolios
Smith Barney Investment Series	Smith Barney Small Cap Growth Opportunities Portfolio
Smith Barney Large Cap Core Portfolio
Smith Barney Premier Selections All Cap Growth Portfolio

______________

(1)	Formerly AIM V.I. Value Fund

(2)	Formerly Salomon Brothers Global High Portfolio (name change effective 6/01/02)

(3)	Formerly Convertible Bond Portfolio

The Contract, certain contract features and/or some of the funding options may not be available in all states. The current prospectuses for the underlying funds that support the variable funding options must accompany this prospectus. Read and retain them for future reference.

This prospectus provides the information that you should know before investing in the Contract. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information (“SAI”) dated May 1, 2002. We filed the SAI with the Securities and Exchange Commission (“SEC”), and it is incorporated by reference into this prospectus. To request a copy, write to The Travelers Insurance Company, Annuity Investor Services, One Tower Square, Hartford, Connecticut 06183, call 1-800-842-8573 or access the SEC’s website (http://www.sec.gov). See Appendix D for the SAI’s table of contents.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Variable annuity contracts are not deposits of any bank, and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Prospectus May 1, 2002

TABLE OF CONTENTS

Index of Special Terms	2	Payment Options	28
Summary	3	Election of Options	28
Fee Table	6	Annuity Options	28
Condensed Financial Information	13	Income Options	29
The Annuity Contract	13	Variable Liquidity Benefit	29
Contract Owner Inquiries	13	Miscellaneous Contract Provisions	30
Purchase Payments	13	Right to Return	30
Accumulation Units	13	Termination	30
The Variable Funding Options	14	Required Reports	30
The Fixed Account	17	Suspension of Payments	30
Charges and Deductions	17	The Separate Accounts	30
General	17	Performance Information	31
Withdrawal Charge	18	Federal Tax Considerations	32
Free Withdrawal Allowance	18	Non-Resident Aliens	32
Administrative Charges	18	General Taxation of Annuities	32
Mortality and Expense Risk Charge	19	Types of Contracts: Qualified or Nonqualified.	32
Variable Liquidity Benefit Charges	19	Nonqualified Annuity Contracts	32
Variable Funding Option Expenses	19	Puerto Rico Tax Considerations	33
Premium Tax	19	Qualified Annuity Contracts	33
Changes in Taxes Based Upon Premium or		Penalty Tax for Premature Distributions	33
Value	19	Diversification Requirements for
Transfers	19	Variable Annuities.	34
Dollar Cost Averaging.	20	Ownership of the Investment	34
Access to Your Money	21	Mandatory Distributions for Qualified Plans	34
Systematic Withdrawals	21	Taxation of Death Benefit Proceeds	34
Loans.	21	Other Information.	34
Ownership Provisions	21	The Insurance Companies.	34
Types of Ownership	21	Financial Statements	35
Contract Owner	21	Distribution of Variable Annuity Contracts	35
Beneficiary	22	Conformity with State and Federal Laws	35
Annuitant	22	Voting Rights.	35
Death Benefit	22	Legal Proceedings and Opinions	35
Death Proceeds Before the Maturity Date	23	Appendix A: Condensed Financial Information
Payment of Proceeds	24	for The Travelers Insurance Company: Fund BD	A-1
Beneficiary Contract Continuance	26	Appendix B: Condensed Financial Information
Planned Death Benefit	26	for The Travelers Life and Annuity Company: Fund BD II	B-1
Death Proceeds After the Maturity Date	27	Appendix C: The Fixed Account.	C-1
The Annuity Period	27	Appendix D: Contents of the Statement
Maturity Date	27	Of Additional Information.	D-1
Allocation of Annuity.	27	Appendix E	E-1
Variable Annuity	27
Fixed Annuity	28

INDEX OF SPECIAL TERMS

The following terms are italicized throughout the prospectus. Refer to the page listed for an explanation of each term.

Accumulation Unit	13	Fixed Account	C-1
Accumulation Period	13	Death Report Date	22
Annuitant	22	Joint Owner	22
Annuity Payments	27	Maturity Date	27
Annuity Unit	13	Net Investment Rate	28
Cash Surrender Value	21	Purchase Payment	13
Contingent Annuitant	21	Succeeding Owner	22
Contract Date	13	Underlying Fund	14
Contract Owner	21	Variable Funding Option(s)	14
Contract Value	13	Written Request	13
Contract Year	13

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Summary:
Travelers Vintage Variable Annuity

This summary details some of the more important points that you should know and consider before purchasing the Contract. Please read the entire prospectus carefully.

What company will issue my Contract? Your issuing company is either The Travelers Insurance Company or The Travelers Life and Annuity Company, (“the Company,” “We” or “Us”). Refer to your Contract for the name of your issuing company. Each company sponsors its own segregated asset account (“Separate Account”). The Travelers Insurance Company sponsors the Travelers Fund BD for Variable Annuities (“Fund BD”); The Travelers Life and Annuity Company sponsors the Travelers Fund BD II for Variable Annuities (“Fund BD II”). When we refer to the Separate Account, we are referring to either Fund BD or Fund BD II, depending upon your issuing Company.

You may only purchase a Contract in states where the Contract has been approved for sale. The Contract may not currently be available for sale in all states.

Can you give me a general description of the Contract? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the variable funding options and/or to the Fixed Account that is part of our general account (the “Fixed Account”). We guarantee money directed to the Fixed Account as to principal and interest. The variable funding options are designed to produce a higher rate of return than the Fixed Account; however, this is not guaranteed. You can also lose money in the variable funding options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under a qualified contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a nonqualified contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (annuity payments) you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments from the variable funding options and/or the Fixed Account. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options or income options and begin to receive payments, it cannot be changed.

Who should purchase this Contract? The Contract is currently available for use in connection with (1) individual nonqualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans, and (4) beneficiary-directed transfer of proceeds from another Contract. Qualified contracts include contracts qualifying under Section 401(a), 403(b), or 408(b) of the Internal Revenue Code of 1986, as amended. Purchase of this Contract through a tax qualified retirement plan (“Plan”) does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its Death Benefit, Annuity Option Benefits, and other non-tax-related benefits.

You may purchase the Contract with an initial payment of at least $5,000. You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if the Contract is purchased with a beneficiary-directed transfer of proceeds.

Is there a Right to Return Period? If you cancel the Contract within twenty days after you receive it, you will receive a full refund of your contract value plus any Contract charges and premium taxes you paid (but not fees and charges assessed by the underlying funds). Where state law requires a longer right to return period, or the return of purchase payments, the Company will comply. You bear the investment risk on the purchase payment allocated to a variable funding option during the right to return period; therefore, the contract value we return may be greater or less than your purchase payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, we will refund your full purchase payment. During the remainder of the right to return period, we

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will refund your contract value (including charges we assessed) . We will determine your contract value at the close of business on the day we receive a written request for a refund.

Can you give a general description of the variable funding options and how they operate? Through its subaccounts, the Separate Account uses your purchase payments to purchase units, at your direction, of one or more of the variable funding options. In turn, each variable funding option invests in an underlying mutual fund (“underlying fund”) that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these variable funding options.

You can transfer among the variable funding options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other contract owners. You may transfer between the Fixed Account and the variable funding options twice a year (during the 30 days after the six-month contract date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date.

What expenses will be assessed under the Contract? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk (“M&E”) charge daily from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E at an annual rate of 1.02% for the Standard Death Benefit and 1.30% for the Enhanced Death Benefit. For Contracts with a value of less than $40,000, we also deduct an annual contract administrative charge of $30. Each underlying fund also charges for management costs and other expenses.

We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the purchase payments. The maximum percentage is 6%, decreasing to 0% in years seven and later.

If the Variable Liquidity Benefit is selected, there is a maximum surrender charge of 6% of the amounts withdrawn. Please refer to “The Annuity Period” for a description of this benefit.

How will my purchase payments and withdrawals be taxed? Generally, the payments you make to a qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your purchase payments and on any earnings when you make a withdrawal or begin receiving annuity payments. Under a nonqualified Contract, payments to the Contract are made with after-tax dollars, and any credits and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts.

How may I access my money? You can take withdrawals any time during the accumulation phase. Withdrawal charges, income taxes, and/or a penalty tax may apply to taxable amounts withdrawn.

What is the Death Benefit under the Contract? You may choose to purchase the Standard or Enhanced Death Benefit. The death benefit applies upon the first death of the contract owner, joint owner, or annuitant. Assuming you are the annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) due proof of death and (2) written payment instructions. The Enhanced Death Benefit may not be available in all states. Please refer to the Death Benefit section in the prospectus for more details.

Where may I find out more about accumulation unit values? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about accumulation unit values.

Are there any additional features? This Contract has other features you may be interested in. These include:

    Dollar Cost Averaging. This is a program that allows you to invest a fixed amount of money in variable funding options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of
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    fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

    Systematic Withdrawal Option. Before the maturity date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn.
    Automatic Rebalancing. You may elect to have the Company periodically reallocate the values in your Contract to match your original (or your latest) funding option allocation request.
    Beneficiary Contract Continuance (Not permitted for non-natural beneficiaries). If you die before the maturity date, and if the value of any beneficiary’s portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(s) may elect to continue his/her portion of the Contract rather than have the death benefit paid to the beneficiary.
5

FEE TABLE

The purpose of this Fee Table is to assist contract owners in understanding the various costs and expenses that you will bear, directly or indirectly, if you purchase this Contract. See “Charges and Deductions” in this prospectus for additional information. Expenses shown do not include premium taxes, which may be applicable. Each variable funding option purchases shares of the underlying fund at net asset value. The net asset value already reflects the deduction of each underlying fund’s Total Operating Expenses as shown in the table below; therefore, you are indirectly bearing the costs of underlying fund expenses.

We receive payments from some of the underlying funds or their affiliates for providing administrative or other services for a fund. These payments vary in amount and currently we receive payments at an annual rate of up to 0.50% of the average net amount invested in an underlying fund on behalf of Travelers’ Separate Accounts. These payments by the funds do not result in any charge to you in addition to the Total Annual Operating Expenses disclosed below for each fund.

The amounts shown in the table are based on historical fund expenses, as a percentage of each fund’s average daily net assets as of December 31, 2001 (unless otherwise indicated). This information was provided by the funds and we have not independently verified it. More detail concerning each fund’s fees and expenses is contained in the prospectus for each underlying fund.

Transaction Expenses

Withdrawal Charge

(as a percentage of the purchase payments withdrawn):

Years Since Purchase Payment Made	Withdrawal Charge
0-1	6%
2	6%
3	6%
4	3%
5	2%
6	1%
7+	0%

  During the annuity period, if you have elected the Variable Liquidity Benefit, a surrender charge of up to 6% of the amount withdrawn will be assessed. See “Variable Liquidity Benefit.”

Annual Separate Account Charges:

(as a percentage of the average daily net assets of the Separate Account)

Standard Death Benefit		Enhanced Death Benefit
Mortality and Expense Risk Charge	1.02%	Mortality and Expense Risk Charge	1.30%
Administrative Expense Charge	0.15%	Administrative Expense Charge	0.15%
Total Separate Account Charges	1.17%	Total Separate Account Charges	1.45%

Annual Contract Administrative Charge	$30
(Waived if contract value is $40,000 or more)

6

Variable Funding Option Expenses:

(as a percentage of average daily net assets of the funding option as of December 31, 2001, unless otherwise noted)

Funding Options:	Management Fee (after expense reimbursement)	Distribution and/or Service Fees (12b-1)	Other Expenses (after expense reimbursement	Total Annual Operating Expenses (after expense reimbursement)

AIM Variable Insurance Funds, Inc.
AIM V.I. Premier Equity Fund — Series I	0.60%	—	0.25%	0.85%(1)
Alliance Variable Product Series Fund, Inc.
Premier Growth Portfolio — Class B*	1.00%	0.25%	0.04%	1.29%
American Variable Insurance Series
Global Growth Fund — Class 2*	0.66%	0.25%	0.04%	0.95%
Growth Fund — Class 2*	0.37%	0.25%	0.01%	0.63%
Growth-Income Fund — Class 2*	0.33%	0.25%	0.02%	0.60%
Dreyfus Variable Investment Fund
Small Cap Portfolio — Initial Shares	0.75%	—	0.04%	0.79%(2)
Greenwich Street Series Fund
Equity Index Portfolio — Class II Shares*	0.21%	0.25%	0.03%	0.49%(3)
Fundamental Value Portfolio	0.75%	—	0.02%	0.77%(3)
Salomon Brothers Variable Series Fund Inc.
Investors Fund	0.70%	—	0.12%	0.82%(4)
Total Return Fund	0.66%	—	0.34%	1.00%(5)
Smith Barney Allocation Series Inc.
Select Balanced Portfolio	0.35%	—	0.69%	1.04%(6)
Select Growth Portfolio	0.35%	—	0.79%	1.14%(6)
Select High Growth Portfolio†	0.35%	—	0.86%	1.21%(6)
Smith Barney Investment Series
Smith Barney Large Cap Core Portfolio	0.75%	—	0.18%	0.93%(10)
Smith Barney Premier Selections All Cap Growth Portfolio	0.75%	—	0.20%	0.95%(7)
The Travelers Series Trust
Convertible Securities Portfolio	0.60%	—	0.19%	0.79%(8)
Disciplined Mid Cap Stock Portfolio	0.70%	—	0.13%	0.83%
MFS Emerging Growth Portfolio	0.75%	—	0.14%	0.89%
MFS Research Portfolio	0.80%	—	0.12%	0.92%
7

Funding Options:	Management Fee (after expense reimbursement)	Distribution and/or Service Fees (12b-1)	Other Expenses (after expense reimbursement	Total Annual Operating Expenses (after expense reimbursement)

Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio	0.80%	—	0.03%	0.83%(10)
Alliance Growth Portfolio	0.80%	—	0.02%	0.82%(10)
MFS Total Return Portfolio	0.80%	—	0.03%	0.83%(10)
Putnam Diversified Income Portfolio	0.75%	—	0.15%	0.90%(10)
Salomon Brothers Strategic Bond Fund**	0.80%	—	0.43%	1.23%(9)
Smith Barney High Income Portfolio	0.60%	—	0.07%	0.67%(10)
Smith Barney International All Cap Growth Portfolio	0.90%	—	0.10%	1.00%(10)
Smith Barney Large Cap Value Portfolio	0.65%	—	0.02%	0.67%(10)
Smith Barney Large Capitalization Growth Portfolio	0.75%	—	0.03%	0.78%(10)
Smith Barney Money Market Portfolio	0.50%	—	0.03%	0.53%(10)
Travelers Managed Income Portfolio	0.65%	—	0.03%	0.68%(10)
Van Kampen Enterprise Portfolio	0.70%	—	0.04%	0.74%(10)
Variable Annuity Portfolios
Smith Barney Small Cap Growth Opportunities Portfolio	0.75%	—	0.15%	0.90%(11)

______________

†	Closed to new investors.

*	The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).

**	Name change effective 06/01/02.

Notes

     (1)   Effective May 1, 2002 the Fund’s name will change from AIM V.I. Value Fund to AIM V.I. Premier Equity Fund.

     (2)   The expenses shown are for the fiscal year ended December 31, 2001. Current or future expenses may be greater or less than those presented. Please consult the underlying mutual fund prospectus for more complete information.

     (3)   Expenses are as of December 31, 2001 (the Fund’s fiscal year end). There were no fees waived or expenses reimbursed for these funds in 2001.

     (4)   As a result of a voluntary expense limitation, expense ratios will not exceed 1.00%.

     (5)   The Manager has waived all or a portion of its management fees for the year ended December 31, 2001. If such fees were not waived or expenses not reimbursed, the actual expenses ratio would have been 1.14%. As a result of a voluntary expense limitation, expense ratios (excluding interest expense) will not exceed 1.00%.

     (6)   Each Portfolio of the Smith Barney Concert Allocation Series Inc. (a “fund of funds”) invests in the shares of other mutual funds (“underlying funds”). The Management Fee for each Portfolio is 0.35%. While the Portfolios have no direct expenses, the “Other Expenses” figure represents a weighted average of the total expense ratios of the underlying funds as of 1/31/01 (the fiscal year end of the Portfolios).

     (7)   The Manager reimbursed expenses of $45,159 for the year ended October 31, 2001. If such fees were not waived and expenses reimbursed, the actual expense ratio would have been 1.08%.

     (8)   As a result of a voluntary expense limitation, the ratio of expenses to average net assets will not exceed 0.80%.

     (9)   Expenses are as of October 31, 2001 (the Fund’s fiscal year end). There were no fees waived or expenses reimbursed for these funds in 2001. Other Expenses includes interest expense of 0.08%. It is anticipated that on or about June 1, 2002 Salomon Brothers Global High Yield Portfolio will change it’s name to Salomon Brothers Strategic Bond Fund.

     (10)   Expenses are as of October 31, 2001 (the Fund’s fiscal year end). There were no fees waived or expenses reimbursed for these funds in 2001.

     (11)   The Manager has waived all or a portion of its total expenses for the year ended December 31, 2001. If such fees were not waived or expenses not reimbursed, the actual expenses ratio would have been 2.21%.

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EXAMPLE: STANDARD DEATH BENEFIT

These examples show what your costs would be under certain hypothetical situations. The examples do not represent past or future expenses. Your actual expenses may be more or less than those shown. We base examples on the annual expenses of the underlying funds for the year ended December 31, 2001, and assume that any fee waivers and expense reimbursements will continue. We cannot guarantee that these fee waivers and expense reimbursements will continue. The examples also assume that the $30 annual administrative charge is equivalent to 0.018% of the Separate Account contract value.

Assuming a 5% annual return on assets, a $1,000 investment would be subject to the following expenses with the Standard Death Benefit option:

	If Contract is surrendered at the end of period shown:				If Contract is NOT surrendered or annuitized at end of period shown:

Funding Option	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years

AIM Variable Insurance Funds, Inc.
AIM V.I. Premier Equity Fund — Series I	81	124	130	237	21	64	110	237
Alliance Variable Product Series Fund, Inc.
Premier Growth Portfolio — Class B	85	137	152	281	25	77	132	281
American Variable Insurance Series
Global Growth Fund — Class 2	82	127	135	247	22	67	115	247
Growth Fund — Class 2	78	117	118	214	18	57	98	214
Growth-Income Fund — Class 2	78	116	117	210	18	56	97	210
Dreyfus Variable Investment Fund
Small Cap Portfolio — Initial Shares	80	122	127	230	20	62	107	230
Greenwich Street Series Fund
Equity Index Portfolio — Class II Shares	77	113	111	198	17	53	91	198
Fundamental Value Portfolio	80	121	126	228	20	61	106	228
Salomon Brothers Variable Series Fund Inc.
Investors Fund	80	123	128	234	20	63	108	234
Total Return Fund	82	128	137	252	22	68	117	252
Smith Barney Allocation Series Inc.
Select Balanced Portfolio	83	130	139	256	23	70	119	256
Select Growth Portfolio	84	133	144	266	24	73	124	266
Select High Growth Portfolio†	84	135	148	273	24	75	128	273
Smith Barney Investment Series
Smith Barney Large Cap Core Portfolio	81	126	134	245	21	66	114	245
Smith Barney Premier Selections All Cap Growth Portfolio	82	127	135	247	22	67	115	247
The Travelers Series Trust
Convertible Securities Portfolio	80	122	127	230	20	62	107	230
Disciplined Mid Cap Stock Portfolio	80	123	129	235	20	63	109	235
MFS Emerging Growth Portfolio	81	125	132	241	21	65	112	241
MFS Research Portfolio	81	126	133	244	21	66	113	244
9

	If Contract is surrendered at the end of period shown:				If Contract is NOT surrendered or annuitized at end of period shown:

Funding Option	1 year	3 years	5years	10 years	1 year	3 years	5 years	10 years

Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio	80	123	129	235	20	63	109	235
Alliance Growth Portfolio	80	123	128	234	20	63	108	234
MFS Total Return Portfolio	80	123	129	235	20	63	109	235
Putnam Diversified Income Portfolio	81	125	132	242	21	65	112	242
Salomon Brothers Strategic Bond Fund	84	135	149	275	24	75	129	275
Smith Barney High Income Portfolio	79	118	120	218	19	58	100	218
Smith Barney International All Cap Growth Portfolio	82	128	137	252	22	68	117	252
Smith Barney Large Cap Value Portfolio	79	118	120	218	19	58	100	218
Smith Barney Large Capitalization Growth Portfolio	80	122	126	229	20	62	106	229
Smith Barney Money Market Portfolio	77	114	113	203	17	54	93	203
Travelers Managed Income Portfolio	79	119	121	219	19	59	101	219
Van Kampen Enterprise Portfolio	80	121	124	225	20	61	104	225
Variable Annuity Portfolios
Smith Barney Small Cap Growth Opportunities Portfolio	81	125	132	242	21	65	112	242

______________________

†	Closed to new investors.

10

EXAMPLE: ENHANCED DEATH BENEFIT

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and the charges reflected in the table above for the Enhanced Death Benefit:

	If Contract is surrendered at the end of period shown:				If Contract is NOT surrendered or annuitized at end of period shown:

Funding Option	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years

AIM Variable Insurance Funds, Inc.
AIM V.I. Premier Equity Fund — Series I	83	132	144	265	23	72	124	265
Alliance Variable Product Series Fund, Inc.
Premier Growth Portfolio — Class B	88	146	166	309	28	86	146	309
American Variable Insurance Series
Global Growth Fund — Class 2	84	135	149	275	24	75	129	275
Growth Fund — Class 2	81	126	133	243	21	66	113	243
Growth-Income Fund — Class 2	81	125	131	240	21	65	111	240
Dreyfus Variable Investment Fund
Small Cap Portfolio — Initial Shares	83	131	141	259	23	71	121	259
Greenwich Street Series Fund
Equity Index Portfolio — Class II Shares	80	121	126	228	20	61	106	228
Fundamental Value Portfolio	83	130	140	257	23	70	120	257
Salomon Brothers Variable Series Fund Inc.
Investors Fund	83	131	142	262	23	71	122	262
Total Return Fund	85	137	151	280	25	77	131	280
Smith Barney Allocation Series Inc.
Select Balanced Portfolio	85	138	153	284	25	78	133	284
Select Growth Portfolio	86	141	158	294	26	81	138	294
Select High Growth Portfolio†	87	143	162	301	27	83	142	301
Smith Barney Investment Series
Smith Barney Large Cap Core Portfolio	84	135	148	273	24	75	128	273
Smith Barney Premier Selections All Cap Growth Portfolio	84	135	149	275	24	75	129	275
The Travelers Series Trust
Convertible Securities Portfolio	83	131	141	259	23	71	121	259
Disciplined Mid Cap Stock Portfolio	83	132	143	263	23	72	123	263
MFS Emerging Growth Portfolio	84	134	146	269	24	74	126	269
MFS Research Portfolio	84	134	147	272	24	74	127	272
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	If Contract is surrendered at the end of period shown:				If Contract is NOT surrendered or annuitized at end of period shown:

Funding Option	1 year	3 years	5years	10 years	1 year	3 years	5 years	10 years

Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio	83	132	143	263	23	72	123	263
Alliance Growth Portfolio	83	131	142	262	23	71	122	262
MFS Total Return Portfolio	83	132	143	263	23	72	123	263
Putnam Diversified Income Portfolio	84	134	146	270	24	74	126	270
Salomon Brothers Strategic Bond Fund	87	144	163	303	27	84	143	303
Smith Barney High Income Portfolio†	82	127	135	247	22	67	115	247
Smith Barney International All Cap Growth Portfolio	85	137	151	280	25	77	131	280
Smith Barney Large Cap Value Portfolio	82	127	135	247	22	67	115	247
Smith Barney Large Capitalization Growth Portfolio	83	130	140	258	23	70	120	258
Smith Barney Money Market Portfolio	80	123	128	233	20	63	108	233
Travelers Managed Income Portfolio	82	127	135	248	22	67	115	248
Van Kampen Enterprise Portfolio	82	129	138	254	22	69	118	254
Variable Annuity Portfolios
Smith Barney Small Cap Growth Opportunities Portfolio	84	134	146	270	24	74	126	270

______________________

†	Closed to new investors.

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CONDENSED FINANCIAL INFORMATION

See Appendices A and B.

THE ANNUITY CONTRACT

Travelers Vintage Annuity is a contract between the contract owner (“you”) and the Company. We describe your rights and benefits in this prospectus and in the Contract. There may be differences in your Contract because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

You make purchase payments to us and we credit them to your Contract. We promise to pay you an income, in the form of annuity or income payments, beginning on a future date that you choose, the maturity date. The purchase payments accumulate tax deferred in the funding options of your choice. We offer multiple variable funding options, and one Fixed Account option. The contract owner assumes the risk of gain or loss according to the performance of the variable funding options. The contract value is the amount of purchase payments , plus or minus any investment experience on the amounts you allocate to the Separate Account (“Separate Account contract value”) or interest on the amounts you allocate to the Fixed Account (“Fixed Account contract value”). The contract value also reflects all withdrawals made and charges deducted. There is generall y no guarantee that at the maturity date the contract value will equal or exceed the total purchase payments made under the Contract. The date the Contract and its benefits become effective is referred to as the contract date. Each 12-month period following the contract date is called a contract year.

Certain changes and elections must be made in writing to the Company. Where the term “written request” is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

Contract Owner Inquiries

Any questions you have about your Contract should be directed to our Home Office at 1-800-842-8573.

Purchase Payments

Your initial purchase payment is due and payable before the Contract becomes effective. The initial purchase payment must be at least $5,000. You may make additional payments of at least $500 at any time. No additional purchase payments are allowed if the Contract is purchased with beneficiary-directed proceeds from another contract. Under certain circumstances, we may waive the minimum purchase payment requirement. Purchase payments over $1,000,000 may be made only with our prior consent.

We will apply the initial purchase payment less any applicable premium tax (net purchase payment) within two business days after we receive it in good order at our Home Office. We will credit subsequent purchase payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

Accumulation Units

The period between the contract date and the maturity date is the accumulation period. During the accumulation period, an accumulation unit is used to calculate the value of a Contract. An accumulation unit works like a share of a mutual fund. Each funding option has a corresponding accumulation unit value. The accumulation units are valued each business day and their values may increase or decrease from day to day. The number of accumulation units we will credit to your Contract once we receive a purchase payment is determined by dividing the amount directed to each funding option by the value of its accumulation unit. We calculate the value of an accumulation unit for each funding option each day the New York Stock Exchange is open. The values are calculated as of 4:00 p.m. Eastern time. After the value is calculated, we credit your Contract. During the annuity period (i.e., a fter the maturity date), you are credited with annuity units.

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The Variable Funding Options

You choose the variable funding options to which you allocate your purchase payments. These variable funding options are subaccounts of the Separate Account. The subaccounts invest in the underlying funds. You are not investing directly in the underlying fund. Each underlying fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. You will find detailed information about the funds and their inherent risks in the current fund prospectuses for the underlying funds that must accompany this prospectus. Since each option has varying degrees of risk, please read the prospectuses carefully before investing. There is no assurance that any of the underlying funds will meet its investment objectives. Contact your registered representative or call 1-800-842-8573 to request additional copies of the prospectuses.

If any of the underlying funds become unavailable for allocating purchase payments, or if we believe that further investment in an underlying fund is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new funding options available.

The current variable funding options are listed below, along with their investment advisers and any subadviser:

Funding Option	Investment Objective	Investment Adviser/Subadviser
AIM Variable Insurance Funds
AIM V.I. Premier Equity Fund	Seeks to achieve long-term growth of capital by investing primarily in equity securities of undervalued companies. Income is a secondary objective.	AIM Advisers, Inc.
Alliance Variable Product Series Fund, Inc.
Premier Growth Portfolio — Class B	Seeks long-term growth of capital by investing primarily in equity securities of a limited number of large, carefully selected, high quality U.S. companies that are judged likely to achieve superior earning momentum.	Alliance Capital Management (“Alliance”)
American Variable Insurance Series
Global Growth Fund — Class 2	Seeks capital appreciation by investing primarily in common stocks of companies located around the world.	Capital Research and Management Company
Growth Fund — Class 2	Seeks capital appreciation by investing primarily in common stocks of companies that appear to offer superior opportunities for growth and capital.	Capital Research and Management Company
Growth-Income Fund — Class 2	Seeks capital appreciation and income by investing primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends.	Capital Research and Management Company
Dreyfus Variable Investment Fund
Small Cap Portfolio — Initial Shares	Seeks to maximize capital appreciation by investing at least 80% of its assets in the stocks of small-cap companies. Small-cap companies are defined as those with market capitalizations of less than $2 billion at the time of purchase.	The Dreyfus Corporation
Greenwich Street Series Fund
Equity Index Portfolio — Class II Shares	Seeks investment results that, before expenses, correspond to the price and yield performance of the S&P 500 Index. The fund will hold substantially all of the stocks in the S&P 500 Index, with comparable economic sector weightings, market capitalization and liquidity.	Travelers Investment Management Co. (“TIMCO”)
Fundamental Value Portfolio	Seeks long-term capital growth with current income as a secondary objective.	Smith Barney Fund Management, Inc. (“SBFM”)

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Funding Option	Investment Objective	Investment Adviser/Subadviser
Salomon Brothers Variable Series Fund, Inc.
Investors Fund	Seeks long-term growth of capital, and, secondarily, current income, through investments in common stocks of well-known companies.	Salomon Brothers Asset Management (“SBAM”)
Total Return Fund	Seeks above-average income (compared to a portfolio invested entirely in equity securities). Secondarily, seeks opportunities for growth of capital and income.	SBAM
Smith Barney Allocation Series, Inc.
Select Balanced Portfolio	Seeks a balance of growth of capital and income.	Travelers Investment Advisers (“TIA”)
Select Growth Portfolio	Seeks long term growth of capital.	TIA
Select High Growth Portfolio†	Seeks capital appreciation.	TIA
Smith Barney Investment Series
Smith Barney Large Cap Core Portfolio	Seeks capital appreciation.	SBFM
Smith Barney Premier Selections All Cap Growth Portfolio	Seeks long-term growth of capital.	SBFM
Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio	Seeks capital appreciation.	TIA Subadviser: AIM Capital Management Inc.
Alliance Growth Portfolio	Seeks long-term growth of capital.	TIA Subadviser: Alliance Capital Management L.P.
MFS Total Return Portfolio	Seeks to obtain above-average income (compared to a portfolio entirely invested in equity securities) consistent with the prudent employment of capital, and secondarily to provide a reasonable opportunity for growth of capital and income.	TIA Subadviser: Massachusetts Financial Services Company (“MFS”)
Putnam Diversified Income Portfolio	Seeks high current income consistent with preservation of capital.	TIA Subadviser: Putnam Investment Management, Inc.
Salomon Brothers Strategic Bond Fund	Seeks high current income Capital appreciation is a secondary objective.	TIA Subadviser: SBAM
Smith Barney High Income Portfolio	Seeks high current income. Capital appreciation is a secondary objective.	SBFM
Smith Barney International All Cap Growth Portfolio	Seeks total return on assets from growth of capital and income..	SBFM
Smith Barney Large Capitalization Growth Portfolio	Seeks long-term growth of capital.	SBFM
Smith Barney Large Cap Value Portfolio	Seeks current income and long-term growth of income and capital.	SBFM
Smith Barney Money Market Portfolio	Seeks maximum current income and preservation of capital. The fund seeks to maintain a stable $1 share price.	SBFM
Travelers Managed Income Portfolio	Seeks high current income consistent with prudent risk of capital.	TAMIC
Van Kampen Enterprise Portfolio	Seeks capital appreciation through investment in securities believed to have above-average potential for capital appreciation. Any income received on such securities is incidental to the objective of capital appreciation.	TIA Subadviser: Van Kampen Asset Management Inc.

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Funding Option	Investment Objective	Investment Adviser/Subadviser
The Travelers Series Trust
Convertible Securities Portfolio	Seeks current income and capital appreciation by investing in convertible bond securities and in combinations of nonconvertible fixed-income securities and warrants or call options that together resemble convertible securities.	TAMIC
Disciplined Mid Cap Stock Portfolio	Seeks growth of capital by investing primarily in a broadly diversified portfolio of U.S. common stocks.	TAMIC Subadviser: TIMCO
MFS Emerging Growth Portfolio	Seeks to provide long-term growth of capital. Dividend and interest income from portfolio securities, if any, is incidental to the MFS Portfolio’s investment objective.	TAMIC Subadviser: MFS
MFS Research Portfolio	Seeks to provide long-term growth of capital and future income.	TAMIC Subadviser: MFS
Variable Annuity Portfolios
Smith Barney Small Cap Growth Opportunities Portfolio	Seeks long-term capital growth by investing in equity securities of U.S. companies with market capitalizations below the top 1,000 stocks of the equity market. Under normal circumstances, at least 65% of the fund’s total assets will be invested in such companies. Dividend income, if any, is incidental to this investment objective.	Citi Fund Management, Inc.

______________________

†	Closed to new investors.

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FIXED ACCOUNT

We offer our Fixed Account as a funding option. Please see Appendix C for more information.

CHARGES AND DEDUCTIONS

General

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

    the ability for you to make withdrawals and surrenders under the Contracts;
    the death benefit paid on the death of the contract owner, annuitant, or first of the joint owners, the available funding options and related programs (including dollar-cost averaging, portfolio rebalancing, and systematic withdrawal programs);
    administration of the annuity options available under the Contracts; and
    the distribution of various reports to contract owners.

Costs and expenses we incur include:

    losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts, sales and marketing expenses including commission payments to your Smith Barney Financial Consultant, and other costs of doing business.

Risks we assume include:

    that annuitants may live longer than estimated when the annuity factors under the Contracts were established;
    that the amount of the death benefit will be greater than the contract value, and that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.
    We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

We may reduce or eliminate the withdrawal charge, the administrative charges and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks .For certain trusts, we may change the order in which purchase payments and earnings are withdrawn in order to determine the withdrawal charge. We will not reduce or eliminate the withdrawal charge or the administrative charge where such reduction or elimination would be unfairly discriminatory to any person.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

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Withdrawal Charge

We do not deduct a sales charge from purchase payments when they are made to the Contract. However, a withdrawal charge will apply if purchase payments are withdrawn before they have been in the Contract for seven years. We will assess the charge as a percentage of the purchase payment withdrawn as follows:

Years Since Purchase Payment Made	Withdrawal Charge
0-1	6%
2	6%
3	6%
4	3%
5	2%
6	1%
7+	0%

For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:

             (a)   any purchase payment to which no withdrawal charge applies, then

             (b)   any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then

             (c)   any purchase payment to which a withdrawal charge applies (on a first-in, first-out basis), then

             (d)   any Contract earnings.

Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested.

We will not deduct a withdrawal charge if purchase payments are distributed:

    due to the death of the contract owner or the annuitant (with no contingent annuitant surviving)
    if an annuity payout has begun
    due to a minimum distribution under our minimum distribution rules then in effect if an income option of at least five year’s duration is begun after the first contract year.

Free Withdrawal Allowance

Beginning in the second contract year, you may withdraw up to 15% of the contract value annually . We calculate the available withdrawal amount as of the end of the previous contract year. The free withdrawal provision applies to partial withdrawals only.

Administrative Charges

There are two administrative charges: the $30 annual contract administrative charge and the administrative expense charge. We will deduct the annual contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase. We will also prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct the contract administrative charge from the Fixed Account or:

             (1)   from the distribution of death proceeds;

             (2)   after an annuity payout has begun, or

             (3)   if the contract value on the date of assessment equals or is greater than $40,000.

We deduct the administrative expense charge (sometimes called “sub-account administrative charge”) on each business day from amounts allocated to the variable funding options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net

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asset value allocated to each of the variable funding options, and is reflected in our accumulation and annuity unit value calculations.

Mortality and Expense Risk Charge

Each business day, we deduct a mortality and expense risk (“M&E”) charge from amounts we hold in the variable funding options. We reflect the deduction in our calculation of accumulation and annuity unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. If you choose the Standard Death Benefit, the M&E charge is 1.02% annually. If you choose the Enhanced Death Benefit, the M&E charge is 1.30% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

Variable Liquidity Benefit Charge

If the Variable Liquidity Benefit is selected, there is a maximum surrender charge of 6% of the amounts withdrawn. Please refer to “The Annuity Period” for a description of this benefit.

Variable Funding Option Expenses

We summarized the charges and expenses of the underlying funds in the fee table. Please review the prospectus for each underlying fund for a more complete description of that fund and its expenses.

Premium Tax

Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your contract value either upon death, surrender, annuitization, or at the time you make purchase payments to the Contract, but no earlier than when we have a tax liability under state law.

Changes in Taxes Based upon Premium or Value

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

TRANSFERS

Up to 30 days before the maturity date, you may transfer all or part of the contract value between variable funding options. Please note that the contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the stock market. Therefore, all transfers are subject to the following restrictions:

(1)	Excessive Transfers. We reserve the right to restrict transfers if we determine you are engaging in a pattern of transfers that may disadvantage contract owners. In making this determination, we will consider, among other things, the following factors:

    the total dollar amount being transferred;
    the number of transfers you made within the previous three months;
    whether your transfers follow a pattern designed to take advantage of short term market fluctuations; and
    whether your transfers are part of a group of transfers made by a third party on behalf of the individual contract owners in the group.
(2)	Market Timers. We reserve the right to restrict transfers by any market timing firm or any other third party authorized to initiate transfers on behalf of multiple contract owners. We may, among other things:

19

    reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner.

Future Modifications. We will continue to monitor the transfer activity occurring among the variable funding options, and may modify these transfer restrictions at any time if we deem it necessary to protect the interest of all contract owners. These modifications may include curtailing or eliminating, without notice, the ability to use the Internet, facsimile or telephone in making transfers.

If, in our sole discretion, we determine you are engaging in activity as described above or similar activity which will potentially hurt the rights or interests of contract owners, we will exercise our contractual right to restrict your number of transfers to one every six months. None of these restrictions are applicable to transfers made under a Dollar Cost Averaging Program or a rebalancing program.

We will make transfers at the value(s) next determined after we receive your request in good order at our Home Office. After the maturity date, you may make transfers only if allowed by your contract or with our consent. These restrictions are subject to any state law requirements.

Dollar Cost Averaging

Dollar cost averaging or the pre-authorized transfer program (the “DCA Program”) allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more accumulation units in a funding option if the value per unit is low and will purchase fewer accumulation units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through written request or other method acceptable to us. You must have a minimum total contract value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400.

You may establish pre-authorized transfers of contract values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, we may credit increased interest rates to contract owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the contract owner may pre-authorize level transfers to any of the funding options under either a 6 Month Program or 12 Month Program. The 6 Month Program and the 12 Month Program will generally have different credited interest rates. Under the 6 Month Program, the interest rate can accrue up to 6 months on amounts in the Special DCA Program and we must transfer all purchase payments and accrued interest on a level basis to the selected funding options in 6 months. Under the 12 Month Program, the interest rate can accrue up to 12 months on funds in the Special DCA Program and we must transfer all purchase payments and accrued interest in this Program on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial Program purchase payment and complete enrollment instructions are received by the Company. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program purchase payment, the entire balance in the Program will be credited with the non-Program interest rate then in effect for the Fixed Account.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days’ notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your contract value for the remainder of 6 or 12 months with the interest rate for non-Program funds.

You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent purchase payments we receive within the Program period selected to the current funding options over the remainder of that Program transfer period, unless you direct otherwise.

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All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.

ACCESS TO YOUR MONEY

Any time before the maturity date, you may redeem all or any portion of the cash surrender value, that is, the contract value less any withdrawal charge, outstanding loans, and any premium tax not previously deducted. Unless you submit a written request specifying the fixed or variable funding option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the cash surrender value as of the close of business after we receive your surrender request at our Home Office. The cash surrender value may be more or less than the purchase payments you made. You may not make withdrawals during the annuity period.

For amounts allocated to the variable funding options, we may defer payment of any cash surrender value for a period of up to five business days after the written request is received. For amounts allocated to the fixed account, we may defer payment of any cash surrender value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

Systematic Withdrawals

Before the maturity date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a contract value of at least $15,000 and you must make the election on the form we provide. We will surrender accumulation units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days’ notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days’ written notice to contract owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the contract owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

Loans

Loans may be available under your Contract. Loans may only be taken against funds allocated or transferred to the Fixed Account. If available, all loan provisions are described in your Contract or loan agreement.

OWNERSHIP PROVISIONS

Types of Ownership

Contract Owner

Contract Owner (you, your). The Contract belongs to the contract owner named in the Contract (on the Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for nonqualified Contracts. You have sole power during the annuitant’s lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the contract owner.

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Joint Owner. For nonqualified Contracts only, you may name joint owners (e.g., spouses) in a written request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

Succeeding Owner. For nonqualified contracts only, if joint owners are not named, the contract owner may name a succeeding owner in a written request. The succeeding owner becomes the contract owner if living when the contract owner dies. The succeeding owner has no interest in the Contract before then. The contract owner may change or delete a succeeding owner by written request.

Beneficiary

You name the beneficiary in a written request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the annuitant or the contract owner. If more than one beneficiary survives the annuitant or contract owner, they will share equally in benefits unless you recorded different shares with the Company by written request before the death of the annuitant or contract owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the variable funding options or the Fixed Account, as most recently elected by the contract owner, until the death report date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by written request during the lifetime of the annuitant and while the Contract continues.

Annuitant

The annuitant is designated in the Contract (on the Specifications page), and is the individual on whose life the maturity date and the amount of the monthly annuity payments depend. You may not change the annuitant after your Contract is in effect.

Contingent Annuitant

You may name one individual as a contingent annuitant. A contingent annuitant may not be changed, deleted or added to the Contract after the contract date. If the annuitant who is not the owner dies prior to the maturity date, and the contingent annuitant is still living;

  the death benefit will not be payable upon the annuitant’s death the contingent annuitant becomes the annuitant
  all other rights and benefits will continue in effect

When a contingent annuitant becomes the annuitant, the maturity date remains the same as previously in effect.

If the annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a contingent annuitant.

You may not change, delete or add a contingent annuitant after the Contract becomes effective.

DEATH BENEFIT

Before the maturity date, generally, a death benefit is payable when either the annuitant or a contract owner dies. At purchase, you elect either the Standard Death Benefit, or the Enhanced Death Benefit (also referred to as the “Roll-Up Death Benefit”). The death benefit is calculated at the close of the business day on which the Company’s Home Office receives due proof of death and written payment instructions or election of beneficiary contract continuance (“death report date”).

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Death Proceeds Before the Maturity Date

STANDARD DEATH BENEFIT

Death of any owner or the annuitant before age 75. We will pay to the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax, withdrawals or outstanding loans not previously deducted:

(1)	the contract value;

(2)	the total purchase payments made under the Contract; or

(3)	the contract value on the latest fifth contract year anniversary immediately preceding the date on which the Company receives due proof of death.

Death of any owner or the annuitant on or after age 75. We will pay to the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax, withdrawals or outstanding loans not previously deducted:

(1)	the contract value;

(2)	the total purchase payments made under the Contract; or

(3)	the contract value on the latest fifth contract year anniversary occurring on or before the annuitant’s 75th birthday.

ENHANCED DEATH BENEFIT (ROLL-UP DEATH BENEFIT)
(not available when either the annuitant or owner is age 76 or older on the contract date)

(please Refer to Appendix E for a description of the Enhanced Death Benefit for contracts purchased prior to June 1,1997.)

Age at time of Death	Death Benefit
If the annuitant dies before age 80, the death benefit will be the greatest of:	the contract value
the roll-up death benefit value (as described below):
the step-up value, if any, as described below.
If the annuitant dies on or after age 80, the death benefit will be the greatest of:	the contract value
the roll-up death benefit value (as described below) on the annuitant’s 80th birthday, plus any additional purchase payments and minus any partial surrender reductions (as described below) that occur after the annuitant’s 80th birthday; or
the step-up value, if any, as described below.

The Roll-Up Death Benefit Value. On the contract date, the roll-up death benefit value is equal to the purchase payment. On each contract date anniversary, the roll-up death benefit value will be recalculated to equal (a) plus (b) minus (c), increased by 5%, where:

             (a)   is the roll-up death benefit value as of the previous contract date anniversary;

             (b)   is any purchase payment during the previous contract year;

             (c)   is any partial surrender reduction (as described below) during the previous contract year;

On dates other than the contract date anniversary, the roll-up death benefit value equals (a) plus (b) minus (c) where:

             (a)   is the roll-up death benefit value as of the previous contract date anniversary;

             (b)   is any purchase payment made since the previous contract date anniversary;

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             (c)   is any partial surrender reduction (as described below) since the previous contract date anniversary.

The maximum roll-up death benefit payable equals 200% of the difference between all purchase payments and all partial surrender reductions (as described below).

Step-Up Value. The step-up value will initially equal the contract value on the first anniversary. Whenever you make a purchase payment, we will increase the step-up value by the amount of that purchase payment. Whenever you take a withdrawal, we will reduce the step-up value by a partial surrender reduction as described below. On each contract date anniversary that occurs before the annuitant’s 80th birthday and before the annuitant’s death, if the contract value is greater than the step-up value, we will reset the step-up value to equal the contract value on that date. If the step-up value is greater than the contract value, the step-up value will remain unchanged. We will not reduce the step-up value on these anniversary recalculations (provided no withdrawals are made on that day). The only changes made to the step-up value on or after the annuitant’s 80th birthday will be those related to additional purchase payments or withdrawals as described below.

The Partial Surrender Reduction referenced above is equal to (1) the amount of a death benefit value (step-up or roll-up) immediately prior to the reduction for the withdrawal, multiplied by (2) the amount of the withdrawal divided by the contract value immediately prior to the withdrawal.

For example, assume your current contract value is $55,000. If your original step-up value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the step-up value as follows:

             50,000 ( (10,000/55,000) = $9,090

Your new step-up value would be 50,000 — 9,090 or $40,910.

The following example shows what would happen in a declining market. Assume your current contract value is $30,000. If your original step-up value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the step-up value as follows:

             50,000 ( (10,000/30,000) = $16,666

Your new step-up value would be 50,000 — 16,666, or $33,334.

Payment of Proceeds

We describe the process of paying death benefit proceeds before the maturity date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

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Nonqualified Contracts

Before the Maturity Date, upon the Death of the	The Company Will Pay the Proceeds to:	unless. . .	Mandatory Payout Rules Apply*
Owner (who is not the annuitant) (with no joint owner)	The beneficiary (ies), or if none, to the contract owner’s estate.	Unless, the beneficiary elects to continue the contract rather than receive the distribution.	Yes
Owner (who is the annuitant) (with no joint owner)	The beneficiary (ies), or if none, to the contract owner’s estate.	Unless, the beneficiary elects to continue the contract rather than receive the distribution.	Yes
Joint Owner (who is not the annuitant)	The surviving joint owner.	Unless the surviving joint elects to continue the contract rather than receive the distribution.	Yes
Joint Owner (who is the annuitant)	The beneficiary (ies), or if none, to the surviving joint owner.	Unless the beneficiary elects to continue the contract rather than receive the distribution.	Yes
Annuitant (who is not the contract owner)	The beneficiary (ies), or if none, to the contract owner.	Unless, where there is no contingent annuitant, the beneficiary elects to continue the contract rather than receive the distribution. Or, unless there is a contingent annuitant. Then, the contingent annuitant becomes the annuitant and the contract continues in effect (generally using the original maturity date). The proceeds will then be paid upon the death of the contingent annuitant or owner.	Yes
Annuitant (who is the contract owner)	See death of “owner who is the annuitant” above.		Yes
Annuitant (where owner is a nonnatural person/trust)	The beneficiary (ies) (e.g. the trust) or if none, to the owner.		Yes (Death of annuitant is treated as death of the owner in these circumstances.)
Contingent Annuitant (assuming annuitant is still alive)	No death proceeds are payable; contract continues.		N/A
Beneficiary	No death proceeds are payable; contract continues.		N/A
Contingent Beneficiary	No death proceeds are payable; contract continues.		N/A

______________________

*	Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any Owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary’s life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. If mandatory distributions have begun, the 5 year payout option is not available.

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Qualified Contracts

Before the Maturity Date, upon the Death of the	The Company Will Pay the Proceeds to:	unless. . .	Mandatory Payout Rules Apply*
Owner / Annuitant	The beneficiary (ies), or if none, to the contract owner’s estate.	Unless the beneficiary elects to continue the Contract rather than receive a distribution.	Yes

Beneficiary	No death proceeds are payable; contract continues.		N/A

Contingent Beneficiary	No death proceeds are payable; contract continues.		N/A

Beneficiary Contract Continuance (Not permitted for non-natural beneficiaries)

If you die before the maturity date, and if the value of any beneficiary’s portion of the death benefit is between $20,000 and $1,000,000 as of the death report date, (more than $1,000,000 is subject to home office approval), your beneficiary(s) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the death report date. The initial contract value of the continued contract (the “adjusted contract value”) will equal the greater of the contract value or the death benefit calculated on the death report date and will be allocated to the funding options in the same proportion as prior to the death report date.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

    transfer ownership
    take a loan
    make additional purchase payments

The beneficiary may also name his/her own beneficiary (“succeeding beneficiary”) and has the right to take withdrawals at any time after the death report date without a withdrawal charge. All other fees and charges applicable to the original contract will also apply to the continued contract. All benefits and features of the continued contract will be based on the beneficiary’s age on the death report date as if the beneficiary had purchased the Contract with the adjusted contract value on the death report date

Planned Death Benefit

You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:

    through an annuity for life or a period that does not exceed the beneficiary’s life expectancy; or
    under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.

You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(s) cannot revoke or modify this request. If the death benefit at the time we receive

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due proof of death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make annuity payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.

Death Proceeds after the Maturity Date

If any contract owner or the annuitant dies on or after the maturity date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

THE ANNUITY PERIOD

Maturity Date

Under the Contract, you can receive regular payments (annuity payments). You can choose the month and the year in which those payments begin (maturity date). You can also choose among payout options (annuity or income options) or elect a lump sum distribution. While the annuitant is alive, you can change your selection any time up to the maturity date. Annuity or income payments will begin on the maturity date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity payments are a series of periodic payments (a) for life; (b) for life with either a minimum number of payments or a specific amount assured; or (c) for the joint lifetime of the annuitant and another person, and thereafter during the lifetime of the survivor. We may require proof that the annuitant is alive before we make annuity paym ents. Not all options may be available in all states.

You may choose to annuitize at any time after you purchase your Contract. Unless you elect otherwise, the maturity date will be the annuitant’s 70th birthday for qualified Contracts, or for nonqualified Contracts, the annuitant’s 75th birthday or ten years after the effective date of the Contract, if later. (For Contracts issued in Florida and New York, the maturity date you elect may not be later than the annuitant’s 90th birthday.)

At least 30 days before the original maturity date, you may elect to extend the maturity date to any time prior to the annuitant’s 85th birthday for nonqualified Contracts, or 70th birthday for qualified Contracts, or for all Contracts, to a later date with our consent. You may use certain annuity options taken at the maturity date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the contract owner, or with certain qualified Contracts upon either the later of the contract owner’s attainment of age 70 1/2 or year of retirement; or the death of the contract owner. You should seek independent tax advice regarding the election of minimum required distributions.

Allocation of Annuity

You may elect to receive your annuity payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time annuity payments begin, you have not made an election, we will apply your cash surrender value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the maturity date, you may transfer the contract value among the funding options in order to change the basis on which we will determine annuity payments. (See “Transfers.”)

Variable Annuity

You may choose an annuity payout that fluctuates depending on the investment experience of the variable funding options. We determine the number of annuity units credited to the Contract by dividing the first monthly annuity payment attributable to each variable funding option by the corresponding accumulation unit value as of 14 days before the date annuity payments begin. We use an annuity unit to measure the dollar value of an annuity payment. The number of annuity units (but not their value) remains fixed during the annuity period.

Determination of First Annuity Payment. Your Contract contains the tables we use to determine your first monthly annuity payment. If you elect a variable annuity, the amount we apply to it will be the cash surrender

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value as of 14 days before the date annuity payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the annuitant’s adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly annuity payment by multiplying the benefit per $1,000 of value shown in the Contract tables (or, if they would produce a larger payment, the tables then in effect on the maturity date) by the number of thousands of dollars of contract value you apply to that annuity option. The contract tables factor in an assumed daily net investment factor. We call this your net investment rate. Your net investment rate corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your variable funding options is less than 3%, then the dollar amount of your variable annuity payments will decrease. However, if the annualized investment performance, afte r expenses, of your variable funding options is greater than 3%, then the dollar amount of your variable annuity payments will increase.

Determination of Second and Subsequent Annuity Payments. The dollar amount of all subsequent annuity payments changes from month to month based on the investment experience of the applicable funding options. The total amount of each annuity payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of annuity units we credited to each funding option by the corresponding annuity unit value as of the date 14 days before the date the payment is due.

Fixed Annuity

You may choose a fixed annuity that provides payments which do not vary during the annuity period. We will calculate the dollar amount of the first fixed annuity payment as described under “Variable Annuity,” except that the amount we apply to begin the annuity will be your cash surrender value as of the date annuity payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed annuity payment will be determined using the Life Annuity Tables in effect on the maturity date.

PAYMENT OPTIONS

Election of Options

While the annuitant is alive, you can change your annuity or income option selection any time up to the maturity date. Once annuity or income payments have begun, no further elections are allowed.

During the annuitant’s lifetime, if you do not elect otherwise before the maturity date, we will pay you (or another designated payee) the first of a series of monthly annuity or income payments based on the life of the annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain qualified contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity — Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity or income option will be $1,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the contract value in a lump-sum.

On the maturity date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the annuitant must be made by the contract owner.

Annuity Options

Subject to the conditions described in “Election of Options” above, we may pay all or any part of the cash surrender value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

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Option 1 — Life Annuity — No Refund. The Company will make annuity payments during the lifetime of the annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 — Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly annuity payments during the lifetime of the annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 — Joint and Last Survivor Life Annuity — No Refund. The Company will make regular annuity payments during the lifetime of the annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 — Joint and Last Survivor Life Annuity — Annuity Reduced on Death of Primary Payee. The Company will make annuity payments during the lifetimes of the annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly annuity payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make annuity payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 — Other Annuity Options. The Company will make any other arrangements for annuity payments as may be mutually agreed upon.

Income Options

Instead of one of the annuity options described above, and subject to the conditions described under “Election of Options,” all or part of the Contract’s cash surrender value (or, if required by state law, contract value) may be paid under one or more of the following income options, provided that they are consistent with federal tax law qualification requirements. Payments under the income options may be elected on a monthly, quarterly, semiannual or annual basis:

Option 1 — Payments of a Fixed Amount. We will make equal payments of the amount elected until the cash surrender value applied under this option has been exhausted. We will pay the first payment and all later payments from each funding option or the Fixed Account in proportion to the cash surrender value attributable to each funding option and/or Fixed Account. The final payment will include any amount insufficient to make another full payment.

Option 2 — Payments for a Fixed Period. We will make payments for the period selected. The amount of each payment will be equal to the remaining cash surrender value applied under this option divided by the number of remaining payments.

Option 3 — Other Income Options. We will make any other arrangements for income options as may be mutually agreed upon.

Variable Liquidity Benefit

This benefit is only offered with Variable Annuity Options (as described in the Settlement Provisions of the Contract) for Fixed Period Option only payments, without Life Contingency.

At any time after annuitization and before death, the contract owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a surrender charge not to exceed the maximum surrender charge rate shown on the specifications page of the contract multiplied by (A). The interest rate used to calculate the present value is the Assumed (Daily) Net Investment Factor used to calculate the annuity payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit.

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MISCELLANEOUS CONTRACT PROVISIONS

Right to Return

You may return the Contract for a full refund of the contract value plus any contract charges and premium taxes you paid (but not any fees and charges the underlying fund assessed) within ten days after you receive it (the “right to return period”). You bear the investment risk of investing in the variable funding options during the right to return period; therefore, the contract value we return may be greater or less than your purchase payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, we will refund your purchase payment in full; during the remainder of the right to return period, we will refund the contract value (including charges).

We will determine the contract value following the close of the business day on which we receive your Contract and a written request for a refund. Where state law requires a longer period, or the return of purchase payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

Termination

You do not need to make any purchase payments after the first to keep the Contract in effect. However, we reserve the right to terminate the Contract on any business day if your contract value as of that date is less than $2,000 and you have not made purchase payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the cash surrender value less any applicable taxes.

Required Reports

As often as required by law, but at least once in each contract year before the due date of the first annuity payment, we will furnish a report showing the number of accumulation units credited to the Contract and the corresponding accumulation unit value(s) as of the report date for each funding option to which the contract owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

Suspension of Payments

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange (“the Exchange”) is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists as determined by the SEC so that the sale of securities held in the Separate Account may not reasonably occur or so that the Company may not reasonably determine the value the Separate Account’s net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. Payments from the Fixed Account may be delayed up to 6 months.

THE SEPARATE ACCOUNTS

The Travelers Insurance Company and the Travelers Life and Annuity Company each sponsor separate accounts: Fund BD and Fund BD II, respectively. Fund BD was established on October 22, 1993 and Fund BD II was established on February 22, 1995, and both are registered with the SEC as unit investment trusts (separate account) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the variable funding options.

We hold the assets of Fund BD and Fund BD II for the exclusive and separate benefit of the owners of each separate account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against

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the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company separate accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity separate accounts and variable life insurance separate accounts may invest in the funding options simultaneously (called “mixed” and “shared” funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the variable funding options do not currently foresee any such disadvantages either to variable annuity contract owners or variable life policy owners, each variable funding option’s Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity separate accounts, the variable annuity contract owners would not bear any of the related expenses, but variable annuity contract owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

Performance Information

From time to time, we may advertise several types of historical performance for the Contract’s variable funding options. We may advertise the “standardized average annual total returns” of the variable funding option, calculated in a manner prescribed by the SEC, and the “nonstandardized total return,” as described below. Specific examples of the performance information appear in the SAI.

Standardized Method. We compute quotations of average annual total returns according to a formula in which a hypothetical initial investment of $1,000 is applied to the variable funding option, and then related to ending redeemable values over one-, five-, and ten-year periods, or for a period covering the time during which the funding option has been in existence, if less. These quotations reflect the deduction of all recurring charges during each period (on a pro rata basis in the case of fractional periods). We convert the deduction for the annual contract administrative charge to a percentage of assets based on the actual fee collected, divided by the average net assets for Contracts sold. Each quotation assumes a total redemption at the end of each period with the applicable withdrawal charge deducted at that time.

Nonstandardized Method. We calculate nonstandardized “total returns” in a similar manner based on the performance of the funding options over a period of time, usually for the calendar year-to-date, and for the past one-, three-, five- and ten-year periods. Nonstandardized total returns will not reflect the deduction of the annual contract administrative charge, which, if reflected, would decrease the level of performance shown. These returns also do not reflect the withdrawal charge because we designed the Contract for long-term investment.

For underlying funds that were in existence before they became available as a funding option, the nonstandardized average annual total return quotations reflects the investment performance that such funding options would have achieved (reduced by the applicable charges) had the underlying fund been held under the Contract for the period quoted. The total return quotations are based upon historical earnings and are not necessarily representative of future performance.

General. Within the guidelines prescribed by the SEC and the National Association of Securities Dealers, Inc. (“NASD”), performance information may be quoted numerically or may be presented in a table, graph or other illustration. Advertisements may include data comparing performance to well-known indices of market performance (including, but not limited to, the Dow Jones Industrial Average, the Standard & Poor’s (S&P) 500 Index, the S&P 400 Index, the Lehman Brothers Long T-Bond Index, the Russell 1000, 2000 and 3000 Indices, the Value Line Index, and the Morgan Stanley Capital International’s EAFE Index). Advertisements may also include published editorial comments and performance rankings compiled by independent organizations (including, but not limited to, Lipper Analytical Services, Inc. and Morningstar, Inc.) and publications that monitor the performance of the Separate Account and the variable funding options.

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FEDERAL TAX CONSIDERATIONS

The following general discussion of the federal income tax consequences under this Contract is not intended to cover all situations, and is not meant to provide tax advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax adviser regarding your personal situation. For your information, a more detailed tax discussion is contained in the SAI.

Non-Resident Aliens

Distributions to non-resident aliens (“NRAs”) are subject to special tax and withholding rules under the Code. In addition, annuity payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty. NRAs should seek guidance from a tax adviser regarding their personal situation.

General Taxation of Annuities

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for money put into an annuity. The Internal Revenue Code (Code) governs how this money is ultimately taxed, depending upon the type of Contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below.

Tax-Free Exchanges: The Internal Revenue Code provides that, generally, no gain or loss is recognized when an annuity Contract is received in exchange for a life, endowment, or annuity Contract. Since different annuity Contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

Types of Contracts: Qualified or Nonqualified

If you purchase an annuity Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or individual retirement annuity (IRA), your Contract is referred to as a qualified Contract. Some examples of qualified Contracts are: IRAs, 403(b) annuities established by public school systems or certain tax-exempt organizations, corporate sponsored pension and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. An exception to this is a qualified plan called a Roth IRA. Under Roth IRAs, after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. If you purchase the Contract on an individual basis with after-tax dollars and not under one of the pro grams described above, your Contract is referred to as nonqualified.

Nonqualified Annuity Contracts

As the owner of a nonqualified annuity, you do not receive any tax benefit (deduction or deferral of income) on purchase payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs — either as a withdrawal (distribution made prior to the maturity date), or as annuity payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings. Similarly, when you receive an annuity payment, part of each payment is considered a return of your purchase payments and will not be taxed. The remaining portion of the annuity payment (i.e., any earnings) will be considered ordinary income for tax purposes.

If a nonqualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the Contract attributable to purchase payments made after February 28, 1986 are includible in income annually. Furthermore, for Contracts issued after April 22, 1987, if you transfer the Contract without adequate consideration all deferred increases in value will be includible in your income at the time of the transfer.

If you make a partial withdrawal, this money will generally be taxed as first coming from earnings, (income in the contract), and then from your purchase payments. These withdrawn earnings are includible in your income. (See “Penalty Tax for Premature Distributions” below.) There is income in the Contract to the extent the contract value exceeds your investment in the Contract. The investment in the Contract equals the total

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purchase payments you paid less any amount received previously which was excludible from gross income. Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have consequences in the year taken.

The Contract provides one or more optional enhanced death benefits that in some cases may exceed the greater of the purchase price or contract value. It is possible that the IRS may take a position that the charges for the optional enhanced death benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such an optional death benefit should be treated as a taxable withdrawal, you should consult your tax adviser before selecting any rider or endorsement to the Contract.

Federal tax law requires that nonqualified annuity Contracts meet minimum mandatory distribution requirements upon the death of the contract owner, including the first of joint owners. If these requirements are not met, the Contract will not be treated as an annuity Contract for Federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the new contract owner is the surviving spouse. We will administer Contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

Puerto Rico Tax Considerations

The Puerto Rico Internal Revenue Code of 1994 (the “1994 Code”) taxes distributions from nonqualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, no taxable income is recognized for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. Similarly, the amount of income on annuity distributions (payable over your lifetime) is calculated differently. Since Puerto Rico residents are also subject to U.S. tax on all income other than income sourced to Puerto Rico, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or a proposed distribution.

Qualified Annuity Contracts

Under a qualified annuity, since amounts paid into the Contract have generally not yet been taxed, the full amount of all distributions, including lump-sum withdrawals and annuity payments, are generally taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or Contract. The Contract is available as a vehicle for IRA rollovers and for other qualified Contracts. There are special rules which govern the taxation of qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. We have provided a more complete discussion in the SAI.

Note to participants in qualified plans including 401, 403(b), 457 as well as IRA owners: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for the higher limits to be effective at a state income tax level. In other words, the permissible contribution limit for income tax purposes may be different at the federal level from your state’s income tax laws. Please consult your employer or tax advisor regarding this issue.

The Contract includes one or more optional enhanced death benefits that in some cases may exceed the greater of the purchase payments or contract value. The IRS has not reviewed the Contract for qualification as an IRA, and has not addressed in a ruling of general applicability, whether a death benefit such as the optional death benefit(s) in the Contract comports with IRA qualification requirements. Although the Company regards the optional enhanced death benefit as a permissible benefit under an IRA, the IRS may take a contrary position regarding tax qualification resulting in deemed distributions and penalty taxes. You should consult your tax adviser prior to selecting any optional enhanced death benefit for an IRA.

Penalty Tax for Premature Distributions

For both qualified and nonqualified contracts, taxable distributions taken before the contract owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the

33

contract owner. Other exceptions may be available in certain qualified plans. This is in addition to any penalites which may apply under your Contract.

Diversification Requirements for Variable Annuities

The Code requires that any nonqualified variable annuity Contracts based on a separate account shall not be treated as an annuity for any period if investments made in the account are not adequately diversified. Final tax regulations define how separate accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract owner of tax deferred treatment. The Company intends to administer all Contracts subject to this provision of law in a manner that will maintain adequate diversification.

Ownership of the Investments

In certain circumstances, owners of variable annuity Contracts have been considered to be the owners of the assets of the underlying separate account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the flexibility of the contract owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the contract owner investment control over separate account assets, we reserve the right to modify the Contract as necessary to prevent a contract owner from being treated as the owner of the separate account assets supporting the Contract.

Mandatory Distributions For Qualified Plans

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement.

Minimum Distributions For Beneficiaries When a death benefit becomes due upon the death of the owner and/or annuitant, minimum distributions may be taken over the life expectancy of the beneficiary not less than annually within one year from the date of death or the funds remaining in the Contract must be completely withdrawn within five years from the date of death.

Taxation of Death Benefit Proceeds

Amounts may be distributed from a Contract because of the death of an owner or annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract; or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments.

OTHER INFORMATION

The Insurance Companies

Please refer to your Contract to determine which Company issued your Contract.

The Travelers Insurance Company is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect wholly owned subsidiary of Citigroup Inc. The Company’s Home Office is located at One Tower Square, Hartford, Connecticut 06183.

The Travelers Life and Annuity Company is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in a majority of the states of the United States, the District of Columbia and Puerto Rico, and intends to seek

34

licensure in the remaining states, except New York. The Company is an indirect wholly owned subsidiary of Citigroup Inc. The Company’s Home Office is located at One Tower Square, Hartford, Connecticut 06183.

Financial Statements

The financial statements for the Company and its separate account are located in the Statement of Additional Information.

Distribution of Variable Annuity Contracts

We intend to sell the Contracts in all jurisdictions where we are licensed to do business and where the Contract is approved. Any registered representative of affiliated or independent broker-dealers who sell the Contracts will be qualified to sell variable annuities under applicable federal and state laws. Each broker-dealer is registered with the SEC under the Securities Exchange Act of 1934, and all are members of the NASD. The principal underwriter of the Contracts is our affiliate, Travelers Distribution LLC, One Tower Square, Hartford, CT.

Up-front compensation paid to sales representatives will not exceed 8% of the purchase payments made under the Contracts. If asset based compensation is paid, it will not exceed 2% of the average account value annually. From time to time, we may pay or permit other promotional incentives, in cash, credit or other compensation.

Conformity with State and Federal Laws

The laws of the state in which we deliver a Contract govern that Contract. Where a state has not approved a Contract feature or funding option, it will not be available in that state. Any paid-up annuity, cash surrender value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the contract owner is subject.

Voting Rights

The Company is the legal owner of the shares of the underlying funds. However, we believe that when an underlying fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from contract owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to contract owners.

Legal Proceedings and Opinions

Legal matters in connection with the federal laws and regulations affecting the issue and sale of the contract described in this prospectus, as well as the organization of the Companies, their authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law, have been passed on by the General Counsel of the Companies.

There are no pending legal proceedings affecting either Separate Account or the principal underwriter. There are no pending legal proceedings against either Company likely to have a material adverse effect on the ability of either Company to meet its obligations under the applicable Contract.

35

APPENDIX A
CONDENSED FINANCIAL INFORMATION

THE TRAVELERS FUND BD FOR VARIABLE ANNUITIES
ACCUMULATION UNIT VALUES (in dollars)
Year Ended December 31, 2001 through December 31, 1998

	Year Ended

	December 31, 2001		December 31, 2000*		December 31, 1999*		December 31, 1998*

	Standard	Enhanced	Standard	Enhanced	Standard	Enhanced	Standard	Enhanced

AIM Variable Insurance Fund, Inc.
AIM V.I. Value Fund (5/01)**
Unit Value at beginning of period	1.000	1.000	—	—	—	—	—	—
Unit Value at end of period	0.886	0.885	—	—	—	—	—	—
Number of units outstanding at end of period (thousands)	669	62	—	—	—	—	—	—
Alliance Variable Product Series Fund, Inc.
Premier Growth Portfolio – Class B (5/01)
Unit Value at beginning of period	1.000	1.000	—	—	—	—	—	—
Unit Value at end of period	0.857	0.855	—	—	—	—	—	—
Number of units outstanding at end of period (thousands)	298	221	—	—	—	—	—	—
American Variable Insurance Series
Global Growth Fund – Class 2 (5/01)
Unit Value at beginning of period	1.000	1.000	—	—	—	—	—	—
Unit Value at end of period	0.876	0.874	—	—	—	—	—	—
Number of units outstanding at end of period (thousands)	803	42	—	—	—	—	—	—
Growth Fund – Class 2 (5/01)
Unit Value at beginning of period	1.000	1.000	—	—	—	—	—	—
Unit Value at end of period	0.852	0.850	—	—	—	—	—	—
Number of units outstanding at end of period (thousands)	1,776	249	—	—	—	—	—	—
Growth–Income Fund – Class 2 (5/01)
Unit Value at beginning of period	1.000	1.000	—	—	—	—	—	—
Unit Value at end of period	0.967	0.965	—	—	—	—	—	—
Number of units outstanding at end of period (thousands)	2,372	736	—	—	—	—	—	—
Dreyfus Variable Investment Fund
Small Cap Portfolio (5/98)
Unit Value at beginning of period	1.162	1.153	1.038	1.033	.852	.851	1.000	1.000
Unit Value at end of period	1.078	1.067	1.162	1.153	1.038	1.033	.852	.851
Number of units outstanding at end of period (thousands)	3,234	333	3,583	475	2,130	302	1,025	49
Greenwich Street Series Fund:
Fundamental Value Portfolio (11/94) (1)
Unit Value at beginning of period	2.667	2.622	2.240	2.208	1.857	1.836	1.790	1.775
Unit Value at end of period	2.497	2.448	2.667	2.622	2.240	2.208	1.857	1.836
Number of units outstanding at end of period (thousands)	46,358	6,985	55,493	8,606	65,203	10,465	73,468	11,654
Equity Index Portfolio - Class II (5/99)
Unit Value at beginning of period	0.976	0.971	1.088	1.086	1.000	1.000	—	—
Unit Value at end of period	0.845	0.839	0.976	0.971	1.088	1.086	—	—
Number of units outstanding at end of period (thousands)	3,053	199	2,025	172	1,742	78	—	—

APPENDIX A
CONDENSED FINANCIAL INFORMATION

THE TRAVELERS FUND BD FOR VARIABLE ANNUITIES
ACCUMULATION UNIT VALUES
Year Ended December 31, 2001 through December 31, 1998 (Continued)

	Year Ended

	December 31, 2001		December 31, 2000*		December 31, 1999*		December 31, 1998*

	Standard	Enhanced	Standard	Enhanced	Standard	Enhanced	Standard	Enhanced

Salomon Brothers Variable Series Fund
Investors Fund (5/98) (2)
Unit Value at beginning of period	1.275	1.265	1.119	1.114	1.014	1.012	1.000	1.000
Unit Value at end of period	1.207	1.195	1.275	1.265	1.119	1.114	1.014	1.012
Number of units outstanding at end of period (thousands)	4,598	766	1,902	250	1,846	171	704	76
Total Return Fund (5/98)
Unit Value at beginning of period	1.060	1.052	0.994	0.989	.997	.996	1.000	1.000
Unit Value at end of period	1.039	1.028	1.060	1.052	.994	.989	.997	.996
Number of units outstanding at end of period (thousands)	1,144	256	846	113	769	116	397	70
Smith Barney Allocation Series Inc.:
Select High Growth Portfolio (3/97) †
Unit Value at beginning of period	1.429	1.414	1.558	1.546	1.242	1.236	1.090	1.087
Unit Value at end of period	1.242	1.225	1.429	1.414	1.558	1.546	1.242	1.236
Number of units outstanding at end of period (thousands)	618	226	707	226	807	319	724	326
Select Growth Portfolio (3/97)
Unit Value at beginning of period	1.338	1.323	1.421	1.410	1.238	1.232	1.099	1.097
Unit Value at end of period	1.192	1.176	1.338	1.323	1.421	1.410	1.238	1.232
Number of units outstanding at end of period (thousands)	2,631	1,678	2,952	1,838	3,487	1,847	3,135	1,839
Select Balanced Portfolio (3/97)
Unit Value at beginning of period	1.303	1.290	1.258	1.248	1.183	1.177	1.093	1.091
Unit Value at end of period	1.270	1.253	1.303	1.290	1.258	1.248	1.183	1.177
Number of units outstanding at end of period (thousands)	3,506	894	3,561	778	3,959	922	4,047	1,087
Smith Barney Investment Series
Smith Barney Large Cap Core Portfolio (5/01)
Unit Value at beginning of period	1.000	1.000	—	—	—	—	—	—
Unit Value at end of period	0.895	0.893	—	—	—	—	—	—
Number of units outstanding at end of period (thousands)	441	—	—	—	—	—	—	—
Smith Barney Premier Selections All Cap Growth Portfolio (5/01)
Unit Value at beginning of period	1.000	1.000	—	—	—	—	—	—
Unit Value at end of period	0.896	0.894	—	—	—	—	—	—
Number of units outstanding at end of period (thousands)	234	91	—	—	—	—	—	—
Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio (11/95)
Unit Value at beginning of period	1.748	1.723	1.974	1.951	1.397	1.385	1.206	1.198
Unit Value at end of period	1.317	1.294	1.748	1.723	1.974	1.951	1.397	1.385
Number of units outstanding at end of period (thousands)	58,612	9,371	74,131	12,253	81,401	14,475	90,905	15,792

APPENDIX A
CONDENSED FINANCIAL INFORMATION

THE TRAVELERS FUND BD FOR VARIABLE ANNUITIES
ACCUMULATION UNIT VALUES
Year Ended December 31, 2001 through December 31, 1998 (Continued)

	Year Ended

	December 31, 2001		December 31, 2000*		December 31, 1999*		December 31, 1998*

	Standard	Enhanced	Standard	Enhanced	Standard	Enhanced	Standard	Enhanced

Alliance Growth Portfolio (6/94)
Unit Value at beginning of period	3.068	3.012	3.795	3.737	2.903	2.867	2.276	2.254
Unit Value at end of period	2.627	2.572	3.068	3.012	3.795	3.737	2.903	2.867
Number of units outstanding at end of period (thousands)	84,521	15,076	110,497	20,965	131,228	26,576	142,802	28,710
Salomon Brothers Global High Yield Portfolio (6/94) (3)
Unit Value at beginning of period	1.378	1.353	1.319	1.299	1.359	1.342	1.397	1.383
Unit Value at end of period	1.450	1.420	1.378	1.353	1.319	1.299	1.359	1.342
Number of units outstanding at end of period (thousands)	5,238	1,096	6,891	1,562	8,991	2,351	11,299	2,624
MFS Total Return Portfolio (6/94)
Unit Value at beginning of period	2.127	2.089	1.845	1.817	1.819	1.796	1.648	1.632
Unit Value at end of period	2.103	2.059	2.127	2.089	1.845	1.817	1.819	1.796
Number of units outstanding at end of period (thousands)	54,007	10,752	64,463	12,765	78,484	16,860	86,950	18,459
Putnam Diversified Income Portfolio (6/94)
Unit Value at beginning of period	1.304	1.281	1.325	1.304	1.326	1.309	1.332	1.319
Unit Value at end of period	1.344	1.316	1.304	1.281	1.325	1.304	1.326	1.309
Number of units outstanding at end of period (thousands)	28,831	6,899	37,822	8,635	45,595	11,060	53,053	12,925
Smith Barney High Income Portfolio (6/94)
Unit Value at beginning of period	1.338	1.314	1.472	1.450	1.452	1.434	1.463	1.448
Unit Value at end of period	1.273	1.246	1.338	1.314	1.472	1.450	1.452	1.434
Number of units outstanding at end of period (thousands)	22,067	4,779	28,816	5,830	38,357	8,210	44,406	9,312
Smith Barney International All Cap Growth Portfolio (6/94)
Unit Value at beginning of period	1.630	1.601	2.164	2.131	1.305	1.289	1.240	1.228
Unit Value at end of period	1.109	1.086	1.630	1.601	2.164	2.131	1.305	1.289
Number of units outstanding at end of period (thousands)	49,434	8,903	63,129	11,817	72,748	15,530	82,330	17,670
Smith Barney Large Capitalization Growth Portfolio (5/98)
Unit Value at beginning of period	1.471	1.460	1.599	1.592	1.237	1.234	1.000	1.000
Unit Value at end of period	1.272	1.259	1.471	1.460	1.599	1.592	1.237	1.234
Number of units outstanding at end of period (thousands)	23,661	3,246	27,150	3,985	25,852	3,416	12,224	1,022

APPENDIX A
CONDENSED FINANCIAL INFORMATION

THE TRAVELERS FUND BD FOR VARIABLE ANNUITIES
ACCUMULATION UNIT VALUES
Year Ended December 31, 2001 through December 31, 1998 (Continued)

	Year Ended

	December 31, 2001		December 31, 2000*		December 31, 1999*		December 31, 1998*

	Standard	Enhanced	Standard	Enhanced	Standard	Enhanced	Standard	Enhanced

Smith Barney Large Cap Value Portfolio (6/94)
Unit Value at beginning of period	2.296	2.254	2.053	2.022	2.076	2.050	1.913	1.894
Unit Value at end of period	2.083	2.040	2.296	2.254	2.053	2.022	2.076	2.050
Number of units outstanding at end of period (thousands)	45,518	8,282	55,091	10,588	67,688	13,629	71,417	14,891
Smith Barney Money Market Portfolio (6/94)
Unit Value at beginning of period	1.285	1.262	1.226	1.207	1.184	1.169	1.140	1.129
Unit Value at end of period	1.317	1.289	1.285	1.262	1.226	1.207	1.184	1.169
Number of units outstanding at end of period (thousands)	40,479	5,790	33,980	4,483	45,053	6,609	47,121	8,254
Travelers Managed Income Portfolio (6/94)
Unit Value at beginning of period	1.392	1.367	1.306	1.286	1.309	1.293	1.261	1.248
Unit Value at end of period	1.469	1.438	1.392	1.367	1.306	1.286	1.309	1.293
Number of units outstanding at end of period (thousands)	13,911	3,524	13,842	3,447	17,251	4,234	20,492	3,895
Van Kampen Enterprise Portfolio (6/94)
Unit Value at beginning of period	2.731	2.682	3.238	3.188	2.601	2.568	2.103	2.083
Unit Value at end of period	2.125	2.081	2.731	2.682	3.238	3.188	2.601	2.568
Number of units outstanding at end of period (thousands)	32,550	7,087	43,295	9,307	50,446	11,752	55,903	12,561
The Travelers Series Trust:
Convertible Bond Portfolio (5/98)
Unit Value at beginning of period	1.306	1.297	1.175	1.169	1.001	0.999	1.000	1.000
Unit Value at end of period	1.280	1.267	1.306	1.297	1.175	1.169	1.001	0.999
Number of units outstanding at end of period (thousands)	2,207	314	1,168	141	627	181	249	24
Disciplined Mid Cap Stock Portfolio (5/98)
Unit Value at beginning of period	1.376	1.366	1.194	1.188	1.064	1.063	1.000	1.000
Unit Value at end of period	1.305	1.292	1.376	1.366	1.194	1.188	1.064	1.063
Number of units outstanding at end of period (thousands)	4,125	966	3,159	802	1,843	330	398	54
MFS Emerging Growth Portfolio (11/96)
Unit Value at beginning of period	2.205	2.180	2.793	2.769	1.599	1.589	1.204	1.200
Unit Value at end of period	1.391	1.371	2.205	2.180	2.793	2.769	1.599	1,589
Number of units outstanding at end of period (thousands)	20,382	4,160	26,759	5,769	28,193	6,685	25,200	6,079

APPENDIX A
CONDENSED FINANCIAL INFORMATION

THE TRAVELERS FUND BD FOR VARIABLE ANNUITIES
ACCUMULATION UNIT VALUES
Year Ended December 31, 2001 through December 31, 1998 (Continued)

	Year Ended

	December 31, 2001		December 31, 2000*		December 31, 1999*		December 31, 1998*

	Standard	Enhanced	Standard	Enhanced	Standard	Enhanced	Standard	Enhanced

MFS Research Portfolio (5/98)
Unit Value at beginning of period	1.183	1.174	1.267	1.261	1.037	1.035	1.000	1.000
Unit Value at end of period	0.906	0.897	1.183	1.174	1.267	1.261	1.037	1.035
Number of units outstanding at end of period (thousands)	3,144	614	3,990	1,310	3,898	1,160	1,354	1,039
Variable Annuity Portfolio
Smith Barney Small Cap Growth Opportunities Portfolio (6/94)
Unit Value at beginning of period	1.000	1.000	—	—	—	—	—	—
Unit Value at end of period	0.947	0.945	—	—	—	—	—	—
Number of units outstanding at end of period (thousands)	444	53	—	—	—	—	—	—

______________

Date shown next to fund’s name reflects date money first came into the fund through the Separate Account. The financial statements of Fund BD and the financial statements of The Travelers Insurance Company and subsidiaries are contained in the SAI. Funding options not listed above were not yet available through the Separate Account as of December 31, 2001. “Number of Units outstanding at end of period” may include units for contract owners in the payout phase.

* For this period, “Number of units outstanding at end of period” may include annuity units.
(1)	Formerly, Greenwich Street Series Trust: Total Return Portfolio

(2)	Effective October 26, 2001, the assets and stated liabilities of The Travelers Series Trust: Strategic Stock Portfolio and The Travelers Series Trust: Jurika and Voyles Core Equity Portfolio were merged into Investors Fund.

(3)	Formerly INVESCO Strategic Income Portfolio.

†	Not available to new contract owners after May 1, 1998 in most states.

**	Effective May 1, 2002, the Fund’s name is changed to AIM V.I. Premier Equity Fund.

APPENDIX A
CONDENSED FINANCIAL INFORMATION

THE TRAVELERS FUND BD FOR VARIABLE ANNUITIES
ACCUMULATION UNIT VALUES
Year Ended December 31, 1997 through
Period from June 2, 1994 (effective date) to December 31, 1994

	Year Ended						Period from June 2, 1994 (effective date) to

	December 31, 1997*		December 31, 1996		December 31, 1995*		December 31, 1994*

	Standard	Enhanced	Standard	Enhanced	Standard	Enhanced	Standard	Enhanced

Dreyfus Variable Investment Fund
Small Cap Portfolio (5/98)
Unit Value at beginning of period	—	—	—	—	—	—	—	—
Unit Value at end of period	—	—	—	—	—	—	—	—
Number of units outstanding at end of period (thousands)	—	—	—	—	—	—	—	—
Greenwich Street Series Fund:
Total Return Portfolio (11/94)
Unit Value at beginning of period	1.550	1.541	1.251	1.247	1.010	1.010	1.000	1.000
Unit Value at end of period	1.790	1.775	1.550	1.541	1.251	1.247	1.010	1.010
Number of units outstanding at end of period (thousands)	75,812	11,853	58,898	9,169	32,564	4,874	1,109	277
Equity Index Portfolio—Class II (5/99)
Unit Value at beginning of period	—	—	—	—	—	—	—	—
Unit Value at end of period	—	—	—	—	—	—	—	—
Number of units outstanding at end of period (thousands)	—	—	—	—	—	—	—	—
Salomon Brothers Variable Series Fund
Investors Fund (5/98)
Unit Value at beginning of period	—	—	—	—	—	—	—	—
Unit Value at end of period	—	—	—	—	—	—	—	—
Number of units outstanding at end of period (thousands)	—	—	—	—	—	—	—	—
Total Return Fund (5/98)
Unit Value at beginning of period	—	—	—	—	—	—	—	—
Unit Value at end of period	—	—	—	—	—	—	—	—
Number of units outstanding at end of period (thousands)	—	—	—	—	—	—	—	—
Smith Barney Allocation Series Inc.:
Select High Growth Portfolio (3/97) †
Unit Value at beginning of period	1.000	1.000	—	—	—	—	—	—
Unit Value at end of period	1.090	1.087	—	—	—	—	—	—
Number of units outstanding at end of period (thousands)	603	231	—	—	—	—	—	—
Select Growth Portfolio (3/97)
Unit Value at beginning of period	1.000	1.000	—	—	—	—	—	—
Unit Value at end of period	1.099	1.097	—	—	—	—	—	—
Number of units outstanding at end of period (thousands)	2,262	1,403	—	—	—	—	—	—

APPENDIX A
CONDENSED FINANCIAL INFORMATION

THE TRAVELERS FUND BD FOR VARIABLE ANNUITIES
ACCUMULATION UNIT VALUES
Year Ended December 31, 1997 through
Period from June 2, 1994 (effective date) to December 31, 1994 (Continued)

	Year Ended						Period from June 2, 1994 (effective date) to

	December 31, 1997*		December 31, 1996*		December 31, 1995*		December 31, 1994*

	Standard	Enhanced	Standard	Enhanced	Standard	Enhanced	Standard	Enhanced

Select Balanced Portfolio (3/97)
Unit Value at beginning of period	1.000	1.000	—	—	—	—	—	—
Unit Value at end of period	1.093	1.091	—	—	—	—	—	—
Number of units outstanding at end of period (thousands)	3,115	778	—	—	—	—	—	—
Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio (11/95)
Unit Value at beginning of period	1.088	1.084	0.958	0.957	1.000	1.000	—	—
Unit Value at end of period	1.206	1.198	1.088	1.084	0.958	0.957	—	—
Number of units outstanding at end of period (thousands)	91,234	15,591	71,085	12,862	20,366	5,394	—	—
Alliance Growth Portfolio (6/94)
Unit Value at beginning of period	1.785	1.772	1.396	1.390	1.047	1.046	1.000	1.000
Unit Value at end of period	2.276	2.254	1.785	1.772	1.396	1.390	1,047	1,046
Number of units outstanding at end of period (thousands)	144,293	30,063	123,294	27,251	79,334	20,571	16,522	7,338
INVESCO Strategic Income Portfolio (6/94)
Unit Value at beginning of period	1.316	1.306	1.121	1.116	0.945	0.944	1.000	1.000
Unit Value at end of period	1.397	1.383	1.316	1.306	1.121	1.116	0.945	0.944
Number of units outstanding at end of period (thousands)	12,827	2,883	11,505	2,795	6,840	2,180	2,400	1,063
MFS Total Return Portfolio (6/94)
Unit Value at beginning of period	1.376	1.366	1.216	1.211	0.979	0.977	1.000	1.000
Unit Value at end of period	1.648	1.632	1.376	1.366	1.216	1.211	0.979	0.977
Number of units outstanding at end of period (thousands)	83,811	17,373	68,236	14,690	41,813	9,473	9,099	3,479
Putnam Diversified Income Portfolio (6/94)
Unit Value at beginning of period	1.252	1.243	1.170	1.165	1.009	1.007	1.000	1.000
Unit Value at end of period	1.332	1.319	1.252	1.243	1.170	1.165	1.009	1.007
Number of units outstanding at end of period (thousands)	51,751	12,724	43,898	11,789	26,078	8,650	5,803	3,683
Smith Barney High Income Portfolio (6/94)
Unit Value at beginning of period	1.300	1.291	1.162	1.157	0.988	0.986	1.000	1.000
Unit Value at end of period	1.463	1.448	1.300	1.291	1.162	1.157	0.988	0.986
Number of units outstanding at end of period (thousands)	42,964	8,927	33,737	6,932	20,136	3,772	3,105	1,162

APPENDIX A
CONDENSED FINANCIAL INFORMATION

THE TRAVELERS FUND BD FOR VARIABLE ANNUITIES
ACCUMULATION UNIT VALUES
Year Ended December 31, 1997 through
Period from June 2, 1994 (effective date) to December 31, 1994 (Continued)

	Year Ended						Period from June 2, 1994 (effective date) to

	December 31, 1997*		December 31, 1996*		December 31, 1995*		December 31, 1994*

	Standard	Enhanced	Standard	Enhanced	Standard	Enhanced	Standard	Enhanced

Smith Barney International Equity Portfolio (6/94)
Unit Value at beginning of period	1.222	1.213	1.050	1.046	0.955	0.954	1.000	1.000
Unit Value at end of period	1.240	1.228	1.222	1.213	1.050	1.046	0.955	0.954
Number of units outstanding at end of period (thousands)	87,385	18,731	77,554	16,662	47,317	12,187	14,141	5,898
Smith Barney Large Capitalization Growth Portfolio (5/98)
Unit Value at beginning of period	—	—	—	—	—	—	—	—
Unit Value at end of period	—	—	—	—	—	—	—	—
Number of units outstanding at end of period (thousands)	—	—	—	—	—	—	—	—
Smith Barney Large Cap Value Portfolio (6/94)
Unit Value at beginning of period	1.528	1.517	1.291	1.285	0.981	0.980	1.000	1.000
Unit Value at end of period	1.913	1.894	1.528	1.517	1.291	1.285	0.981	0.980
Number of units outstanding at end of period (thousands)	71,149	15,383	57,479	12,170	31,343	7,140	6,654	3,015
Smith Barney Money Market Portfolio (6/94)
Unit Value at beginning of period	1.098	1.090	1.058	1.054	1.016	1.014	1.000	1.000
Unit Value at end of period	1.140	1.129	1.098	1.090	1.058	1.054	1.016	1.014
Number of units outstanding at end of period (thousands)	38,097	8,610	49,672	10,176	36,637	9,063	7,171	3,748
Travelers Managed Income Portfolio (6/94)
Unit Value at beginning of period	1.163	1.154	1.142	1.137	0.997	0.995	1.000	1.000
Unit Value at end of period	1.261	1.248	1.163	1.154	1.142	1.137	0.997	0.995
Number of units outstanding at end of period (thousands)	17,887	3,091	15,376	2,502	11,294	1,783	2,849	980
Van Kampen Enterprise Portfolio (6/94)
Unit Value at beginning of period	1.655	1.643	1.362	1.356	1.039	1.037	1.000	1.000
Unit Value at end of period	2.103	2.083	1.655	1.643	1.362	1.356	1,039	1,037
Number of units outstanding at end of period (thousands)	55,871	13,032	45,338	10,652	26,473	6,569	2,941	1,618

APPENDIX A
CONDENSED FINANCIAL INFORMATION

THE TRAVELERS FUND BD FOR VARIABLE ANNUITIES
ACCUMULATION UNIT VALUES
Year Ended December 31, 1997 through
Period from June 2, 1994 (effective date) to December 31, 1994 (Continued)

	Year Ended						Period from June 2, 1994 (effective date) to

	December 31, 1997*		December 31, 1996*		December 31, 1995*		December 31, 1994*

	Standard	Enhanced	Standard	Enhanced	Standard	Enhanced	Standard	Enhanced

The Travelers Series Trust:
Convertible Bond Portfolio (5/98)
Unit Value at beginning of period	—	—	—	—	—	—	—	—
Unit Value at end of period	—	—	—	—	—	—	—	—
Number of units outstanding at end of period (thousands)	—	—	—	—	—	—	—	—
Disciplined Mid Cap Stock Portfolio (5/98)
Unit Value at beginning of period	—	—	—	—	—	—	—	—
Unit Value at end of period	—	—	—	—	—	—	—	—
Number of units outstanding at end of period (thousands)	—	—	—	—	—	—	—	—
MFS Emerging Growth Portfolio (11/96)
Unit Value at beginning of period	1.005	1.005	1.000	1.000	—	—	—	—
Unit Value at end of period	1.204	1.200	1.005	1.005	—	—	—	—
Number of units outstanding at end of period (thousands)	19,166	4,600	4,790	780	—	—	—	—
MFS Research Portfolio (5/98)
Unit Value at beginning of period	—	—	—	—	—	—	—	—
Unit Value at end of period	—	—	—	—	—	—	—	—
Number of units outstanding at end of period (thousands)	—	—	—	—	—	—	—	—

______________

Date shown next to fund’s name reflects date money first came into the fund through the Separate Account. Funding options not listed above were not yet available through the Separate Account as of December 31, 1997. “Number of Units outstanding at end of period” may include units for contract owners in the payout phase.

* For this time period, “Number of units outstanding at end of year” may include annuity units.
†	Not available to new contract owners after May 1, 1998 in most states.

APPENDIX B
CONDENSED FINANCIAL INFORMATION

THE TRAVELERS FUND BD II FOR VARIABLE ANNUITIES
ACCUMULATION UNIT VALUES (in dollars)
Year Ended December 31, 2001 through December 31, 1998

	Year Ended

	December 31, 2001		December 31, 2000*		December 31, 1999*		December 31, 1998*

	Standard	Enhanced	Standard	Enhanced	Standard	Enhanced	Standard	Enhanced

AIM Variable Insurance Fund, Inc.
AIM V.I. Value Fund (5/01) **
Unit Value at beginning of period	1.000	1.000	—	—	—	—	—	—
Unit Value at end of period	0.886	0.885	—	—	—	—	—	—
Number of units outstanding at end of period (thousands)	785	2	—	—	—	—	—	—
Alliance Variable Product Series Fund, Inc.
Premier Growth Portfolio – Class B (5/01)
Unit Value at beginning of period	1.000	1.000	—	—	—	—	—	—
Unit Value at end of period	0.857	0.855	—	—	—	—	—	—
Number of units outstanding at end of period (thousands)	1,600	234	—	—	—	—	—	—
American Variable Insurance Series
Global Growth Fund – Class 2 (5/01)
Unit Value at beginning of period	1.000	1.000	—	—	—	—	—	—
Unit Value at end of period	0.876	0.874	—	—	—	—	—	—
Number of units outstanding at end of period (thousands)	302	78	—	—	—	—	—	—
Growth Fund – Class 2 (5/01)
Unit Value at beginning of period	1.000	1.000	—	—	—	—	—	—
Unit Value at end of period	0.852	0.850	—	—	—	—	—	—
Number of units outstanding at end of period (thousands)	1,775	439	—	—	—	—	—	—
Growth–Income Fund – Class 2 (5/01)
Unit Value at beginning of period	1.000	1.000	—	—	—	—	—	—
Unit Value at end of period	0.967	0.965	—	—	—	—	—	—
Number of units outstanding at end of period (thousands)	4,182	719	—	—	—	—	—	—
Dreyfus Variable Investment Fund
Small Cap Portfolio (5/98)
Unit Value at beginning of period	1.162	1.153	1.038	1.033	0.852	0.851	1.000	1.000
Unit Value at end of period	1.078	1.067	1.162	1.153	1.038	1.033	0.852	0.851
Number of units outstanding at end of period (thousands)	8,368	739	8,748	805	4,918	450	1,713	252
Greenwich Street Series Fund:
Fundamental Value Portfolio (11/95) (1)
Unit Value at beginning of period	2.667	2.622	2.240	2.208	1.857	1.836	1.790	1.775
Unit Value at end of period	2.497	2.448	2.667	2.622	2.240	2.208	1.857	1.836
Number of units outstanding at end of period (thousands)	35,931	7,500	39,498	7,853	42,818	8,588	42,830	9,425

APPENDIX B
CONDENSED FINANCIAL INFORMATION

THE TRAVELERS FUND BD II FOR VARIABLE ANNUITIES
ACCUMULATION UNIT VALUES
Year Ended December 31, 2001 through December 31, 1998 (Continued)

	Year Ended

	December 31, 2001		December 31, 2000*		December 31, 1999*		December 31, 1998*

	Standard	Enhanced	Standard	Enhanced	Standard	Enhanced	Standard	Enhanced

Equity Index Portfolio Class II (5/99)
Unit Value at beginning of period	0.976	0.971	1.088	1.086	1.000	1.000	—	—
Unit Value at end of period	0.845	0.839	0.976	0.971	1.088	1.086	—	—
Number of units outstanding at end of period (thousands)	5,291	98	5,834	89	4,475	157	—	—
Salomon Brothers Variable Series Funds, Inc.
Investors Fund (5/98) (2)
Unit Value at beginning of period	1.275	1.265	1.119	1.114	1.014	1.012	1.000	1.000
Unit Value at end of period	1.207	1.195	1.275	1.265	1.119	1.114	1.014	1.012
Number of units outstanding at end of period (thousands)	8,630	1,342	3,801	859	2,903	529	1,024	199
Total Return Fund (5/98)
Unit Value at beginning of period	1.060	1.052	0.994	0.989	0.997	0.996	1.000	1.000
Unit Value at end of period	1.039	1.028	1.060	1.052	0.994	0.989	0.997	0.996
Number of units outstanding at end of period (thousands)	1,776	241	1,807	214	1,620	208	761	128
Smith Barney Allocation Series Inc.:
Select High Growth Portfolio (3/97)†
Unit Value at beginning of period	1.429	1.414	1.558	1.546	1.242	1.236	1.090	1.087
Unit Value at end of period	1.242	1.225	1.429	1.414	1.558	1.546	1.242	1.236
Number of units outstanding at end of period (thousands)	2,532	390	2,672	403	2,931	447	3,435	622
Select Growth Portfolio (3/97)
Unit Value at beginning of period	1.338	1.323	1.421	1.410	1.238	1.232	1.099	1.097
Unit Value at end of period	1.192	1.176	1.338	1.323	1.421	1.410	1.238	1.232
Number of units outstanding at end of period (thousands)	4,058	1,444	4,480	1,580	5,037	2,157	5,356	2,329
Select Balanced Portfolio (3/97)
Unit Value at beginning of period	1.303	1.290	1.258	1.248	1.183	1.177	1.093	1.091
Unit Value at end of period	1.270	1.253	1.303	1.290	1.258	1.248	1.183	1.177
Number of units outstanding at end of period (thousands)	8,521	2,338	7,372	2,325	8,078	2,375	7,216	2,594
Smith Barney Investment Series
Smith Barney Large Cap Core Portfolio (5/01)
Unit Value at beginning of period	1.000	1.000	—	—	—	—	—	—
Unit Value at end of period	0.895	0.893	—	—	—	—	—	—
Number of units outstanding at end of period (thousands)	49	11	—	—	—	—	—	—
Smith Barney Premier Selections All Cap Growth Portfolio (5/01)
Unit Value at beginning of period	1.000	1.000	—	—	—	—	—	—
Unit Value at end of period	0.896	0.894	—	—	—	—	—	—
Number of units outstanding at end of period (thousands)	166	80	—	—	—	—	—	—

APPENDIX B
CONDENSED FINANCIAL INFORMATION

THE TRAVELERS FUND BD II FOR VARIABLE ANNUITIES
ACCUMULATION UNIT VALUES
Year Ended December 31, 2001 through December 31, 1998 (Continued)

	Year Ended

	December 31, 2001		December 31, 2000*		December 31, 1999*		December 31, 1998*

	Standard	Enhanced	Standard	Enhanced	Standard	Enhanced	Standard	Enhanced

Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio (11/95)
Unit Value at beginning of period	1.748	1.723	1.974	1.951	1.397	1.385	1.206	1.198
Unit Value at end of period	1.317	1.294	1.748	1.723	1.974	1.951	1.397	1.385
Number of units outstanding at end of period (thousands)	48,749	9,242	58,458	10,760	59,795	10,758	59,824	11,522
Alliance Growth Portfolio (11/95)
Unit Value at beginning of period	3.068	3.012	3.795	3.737	2.903	2.867	2.276	2.254
Unit Value at end of period	2.627	2.572	3.068	3.012	3.795	3.737	2.903	2.867
Number of units outstanding at end of period (thousands)	61,345	10,949	72,884	12,646	76,734	13,423	67,640	13,083
Salomon Brothers Global High Yield Portfolio (11/95) (3)
Unit Value at beginning of period	1.378	1.353	1.319	1.299	1.359	1.342	1.397	1.383
Unit Value at end of period	1.450	1.420	1.378	1.353	1.319	1.299	1.359	1.342
Number of units outstanding at end of period (thousands)	5,042	659	4,408	733	5,149	850	5,481	973
MFS Total Return Portfolio (11/95)
Unit Value at beginning of period	2.127	2.089	1.845	1.817	1.819	1.796	1.648	1.632
Unit Value at end of period	2.103	2.059	2.127	2.089	1.845	1.817	1.819	1.796
Number of units outstanding at end of period (thousands)	51,918	9,315	55,043	10,057	64,327	11,574	58,653	11,646
Putnam Diversified Income Portfolio (11/95)
Unit Value at beginning of period	1.304	1.281	1.325	1.304	1.326	1.309	1.332	1.319
Unit Value at end of period	1.344	1.316	1.304	1.281	1.325	1.304	1.326	1.309
Number of units outstanding at end of period (thousands)	24,095	4,630	27,998	5,667	31,303	7,149	29,566	7,312
Smith Barney High Income Portfolio (11/95)
Unit Value at beginning of period	1.338	1.314	1.472	1.450	1.452	1.434	1.463	1.448
Unit Value at end of period	1.273	1.246	1.338	1.314	1.472	1.450	1.452	1.434
Number of units outstanding at end of period (thousands)	22,082	3,041	25,994	3,605	30,633	4,266	31,054	4,740
Smith Barney International All Cap Growth Portfolio (11/95)
Unit Value at beginning of period	1.630	1.601	2.164	2.131	1.305	1.289	1.240	1.228
Unit Value at end of period	1.109	1.086	1.630	1.601	2.164	2.131	1.305	1.289
Number of units outstanding at end of period (thousands)	37,366	5,014	39,841	5,396	40,313	5,907	38,529	6,199
Smith Barney Large Capitalization Growth (5/98)
Unit Value at beginning of period	1.471	1.460	1.599	1.592	1.237	1.234	1.000	1.000
Unit Value at end of period	1.272	1.259	1.471	1.460	1.599	1.592	1.237	1.234
Number of units outstanding at end of period (thousands)	41,630	3,755	48,151	4,220	46,288	3,491	12,176	1,447

APPENDIX B
CONDENSED FINANCIAL INFORMATION

THE TRAVELERS FUND BD II FOR VARIABLE ANNUITIES
ACCUMULATION UNIT VALUES
Year Ended December 31, 2001 through December 31, 1998 (Continued)

	Year Ended

	December 31, 2001		December 31, 2000*		December 31, 1999*		December 31, 1998*

	Standard	Enhanced	Standard	Enhanced	Standard	Enhanced	Standard	Enhanced

Smith Barney Large Cap Value Portfolio (11/95)
Unit Value at beginning of period	2.296	2.254	2.053	2.022	2.076	2.050	1.913	1.894
Unit Value at end of period	2.083	2.040	2.296	2.254	2.053	2.022	2.076	2.050
Number of units outstanding at end of period (thousands)	36,890	6,443	41,044	7,280	45,773	8,114	40,967	8,249
Smith Barney Money Market Portfolio (11/95)
Unit Value at beginning of period	1.285	1.262	1.226	1.207	1.184	1.169	1.140	1.129
Unit Value at end of period	1.317	1.289	1.285	1.262	1.226	1.207	1.184	1.169
Number of units outstanding at end of period (thousands)	49,324	4,927	45,586	3,372	48,631	5,841	41,370	6,024
Travelers Managed Income Portfolio (11/95)
Unit Value at beginning of period	1.392	1.367	1.306	1.286	1.309	1.293	1.261	1.248
Unit Value at end of period	1.469	1.438	1.392	1.367	1.306	1.286	1.309	1.293
Number of units outstanding at end of period (thousands)	18,765	3,069	18,462	2,585	20,425	2,551	11,544	2,823
Van Kampen Enterprise Portfolio (11/95)
Unit Value at beginning of period	2.731	2.682	3.238	3.188	2.601	2.568	2.103	2.083
Unit Value at end of period	2.125	2.081	2.731	2.682	3.238	3.188	2.601	2.568
Number of units outstanding at end of period (thousands)	30,003	5,398	37,060	6,225	39,297	6,615	35,644	6,741
Travelers Series Trust:
Convertible Bond Portfolio (5/98)
Unit Value at beginning of period	1.306	1.297	1.175	1.169	1.001	0.999	1.000	1.000
Unit Value at end of period	1.280	1.267	1.306	1.297	1.175	1.169	1.001	0.999
Number of units outstanding at end of period (thousands)	3,230	294	2,706	425	1,597	429	418	22
Disciplined Mid Cap Stock Portfolio (5/98)
Unit Value at beginning of period	1.376	1.366	1.194	1.188	1.064	1.063	1.000	1.000
Unit Value at end of period	1.305	1.292	1.376	1.366	1.194	1.188	1.064	1.063
Number of units outstanding at end of period (thousands)	7,464	857	7,288	834	3,984	256	550	28
MFS Emerging Growth Portfolio (11/96)
Unit Value at beginning of period	2.205	2.180	2.793	2.769	1.599	1.589	1.204	1.200
Unit Value at end of period	1.391	1.371	2.205	2.180	2.793	2.769	1.599	1.589
Number of units outstanding at end of period (thousands)	31,323	6,228	38,334	7,630	38,199	7,825	29,937	7,522
MFS Research Portfolio (5/98)
Unit Value at beginning of period	1.183	1.174	1.267	1.261	1.037	1.035	1.000	1.000
Unit Value at end of period	0.906	0.897	1.183	1.174	1.267	1.261	1.037	1.035
Number of units outstanding at end of period (thousands)	7,295	1,506	8,594	1,788	7,721	1,495	3,295	1,243

APPENDIX B
CONDENSED FINANCIAL INFORMATION

THE TRAVELERS FUND BD II FOR VARIABLE ANNUITIES
ACCUMULATION UNIT VALUES
Year Ended December 31, 2001 through December 31, 1998 (Continued)

	Year Ended

	December 31, 2001		December 31, 2000*		December 31, 1999*		December 31, 1998*

	Standard	Enhanced	Standard	Enhanced	Standard	Enhanced	Standard	Enhanced

Variable Annuity Portfolio
Smith Barney Small Cap Growth Opportunities Portfolio (6/94)
Unit Value at beginning of period	1.000	1.000
Unit Value at end of period	0.947	0.945
Number of units outstanding at end of period (thousands)	472	8

______________

The date shown next to each fund’s name reflects the date money first came into the fund through the Separate Account. Funds not listed had no money allocated to them as of December 31, 2001. The financial statements of Fund BD II and The Travelers Life and Annuity Company are contained in the SAI. “Number of Units outstanding at end of period” may include units for contract owners in the payout phase.

* For this time period, “Number of units outstanding at end of year” may include annuity units.
(1)	Formerly, Greenwich Street Series Trust: Total Return Portfolio.

(2)	Effective October 26, 2001, the assets and stated liabilities of The Travelers Series Trust: Strategic Stock Portfolio and The Travelers Series Trust: Jurika and Voyles Core Equity Portfolio were merged into Investors Fund.

(3)	Formerly INVESCO Strategic Income Portfolio.

†	Not available to new contract owners after May 1, 1998 in most states.

**	Effective May 1, 2002, the Fund’s name is changed to AIM V.I. Premier Equity Fund.

APPENDIX B
CONDENSED FINANCIAL INFORMATION

THE TRAVELERS FUND BD II FOR VARIABLE ANNUITIES
ACCUMULATION UNIT VALUES (in dollars)
Year Ended December 31, 1997 through
Period from 11/8/95 (effective date) to December 31, 1995

	Year Ended				Period from 11/8/95 (effective date) to

	December 31, 1997*		December 31, 1996*		December 31, 1995*

	Standard	Enhanced	Standard	Enhanced	Standard	Enhanced

Dreyfus Variable Investment Fund
Small Cap Portfolio (5/98)
Unit Value at beginning of period	—	—	—	—	—	—
Unit Value at end of period	—	—	—	—	—	—
Number of units outstanding at end of period (thousands)	—	—	—	—	—	—
Greenwich Street Series Fund:
Total Return Portfolio (11/95)
Unit Value at beginning of period	1.550	1.541	1.251	1.247	1.010	1.010
Unit Value at end of period	1.790	1.775	1.550	1.541	1.251	1.247
Number of units outstanding at end of period (thousands)	33,686	5,975	14,921	2,044	651	149
Equity Index Portfolio Class II (5/99)
Unit Value at beginning of period	—	—	—	—	—	—
Unit Value at end of period	—	—	—	—	—	—
Number of units outstanding at end of period (thousands)	—	—	—	—	—	—
Salomon Brothers Variable Series Funds, Inc.
Investors Fund (5/98)
Unit Value at beginning of period	—	—	—	—	—	—
Unit Value at end of period	—	—	—	—	—	—
Number of units outstanding at end of period (thousands)	—	—	—	—	—	—
Total Return Fund (5/98)
Unit Value at beginning of period	—	—	—	—	—	—
Unit Value at end of period	—	—	—	—	—	—
Number of units outstanding at end of period (thousands)	—	—	—	—	—	—
Smith Barney Allocation Series Inc.:
Select High Growth Portfolio (3/97)†
Unit Value at beginning of period	1.000	1.000	—	—	—	—
Unit Value at end of period	1.090	1.087	—	—	—	—
Number of units outstanding at end of period (thousands)	2,657	391	—	—	—	—
Select Growth Portfolio (3/97)
Unit Value at beginning of period	1.000	1.000	—	—	—	—
Unit Value at end of period	1.099	1.097	—	—	—	—
Number of units outstanding at end of period (thousands)	3,396	1,191	—	—	—	—
Select Balanced Portfolio (3/97)
Unit Value at beginning of period	1.000	1.000	—	—	—	—
Unit Value at end of period	1.093	1.091	—	—	—	—
Number of units outstanding at end of period (thousands)	4,148	1,789	—	—	—	—

APPENDIX B
CONDENSED FINANCIAL INFORMATION

THE TRAVELERS FUND BD II FOR VARIABLE ANNUITIES
ACCUMULATION UNIT VALUES
Year Ended December 31, 1997 through
Period from 11/8/95 (effective date) to December 31, 1995 (Continued)

	Year Ended				Period from 11/8/95 (effective date) to

	December 31, 1997*		December 31, 1996*		December 31, 1995*

	Standard	Enhanced	Standard	Enhanced	Standard	Enhanced

Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio (11/95)
Unit Value at beginning of period	1.088	1.084	0.958	0.957	1.000	1.000
Unit Value at end of period	1.206	1.198	1.088	1.084	0.958	0.957
Number of units outstanding at end of period (thousands)	48,942	8,845	29,460	4,246	2,537	908
Alliance Growth Portfolio (11/95)
Unit Value at beginning of period	1.785	1.772	1.396	1.390	1.047	1.046
Unit Value at end of period	2.276	2.254	1.785	1.772	1.396	1.390
Number of units outstanding at end of period (thousands)	47,935	8,482	24,031	3,613	1,574	453
INVESCO Strategic Income Portfolio (11/95)
Unit Value at beginning of period	1.316	1.306	1.121	1.116	0.945	0.944
Unit Value at end of period	1.397	1.383	1.316	1.306	1.121	1.116
Number of units outstanding at end of period (thousands)	5,016	954	1,833	463	33	80
MFS Total Return Portfolio (11/95)
Unit Value at beginning of period	1.376	1.366	1.216	1.211	0.979	0.977
Unit Value at end of period	1.648	1.632	1.376	1.366	1.216	1.211
Number of units outstanding at end of period (thousands)	34,928	6,139	16,651	1,810	913	102
Putnam Diversified Income Portfolio (11/95)
Unit Value at beginning of period	1.252	1.243	1.170	1.165	1.009	1.007
Unit Value at end of period	1.332	1.319	1.252	1.243	1.170	1.165
Number of units outstanding at end of period (thousands)	19,504	3,953	10,424	1,461	824	126
Smith Barney High Income Portfolio (11/95)
Unit Value at beginning of period	1.300	1.291	1.162	1.157	0.988	0.986
Unit Value at end of period	1.463	1.448	1.300	1.291	1.162	1.157
Number of units outstanding at end of period (thousands)	21,213	2,640	7,719	970	243	332
Smith Barney International Equity Portfolio (11/95)
Unit Value at beginning of period	1.222	1.213	1.050	1.046	0.955	0.954
Unit Value at end of period	1.240	1.228	1.222	1.213	1.050	1.046
Number of units outstanding at end of period (thousands)	31,311	4,872	16,855	2,010	556	201
Smith Barney Large Capitalization Growth (5/98)
Unit Value at beginning of period	—	—	—	—	—	—
Unit Value at end of period	—	—	—	—	—	—
Number of units outstanding at end of period (thousands)	—	—	—	—	—	—
Smith Barney Large Cap Value Portfolio (11/95)
Unit Value at beginning of period	1.528	1.517	1.291	1.285	0.981	0.980
Unit Value at end of period	1.913	1.894	1.528	1.517	1.291	1.285
Number of units outstanding at end of period (thousands)	27,117	4,645	11,906	1,606	596	146
Smith Barney Money Market Portfolio (11/95)
Unit Value at beginning of period	1.098	1.090	1.058	1.054	1.016	1.014
Unit Value at end of period	1.140	1.129	1.098	1.090	1.058	1.054
Number of units outstanding at end of period (thousands)	25,661	2,417	22,962	2,362	2,374	820

APPENDIX B
CONDENSED FINANCIAL INFORMATION

THE TRAVELERS FUND BD II FOR VARIABLE ANNUITIES
ACCUMULATION UNIT VALUES
Year Ended December 31, 1997 through
Period from 11/8/95 (effective date) to December 31, 1995 (Continued)

	Year Ended				Period from 11/8/95 (effective date) to

	December 31, 1997*		December 31, 1996*		December 31, 1995*

	Standard	Enhanced	Standard	Enhanced	Standard	Enhanced

Travelers Managed Income Portfolio (11/95)
Unit Value at beginning of period	1.163	1.154	1.142	1.137	0.997	0.995
Unit Value at end of period	1.261	1.248	1.163	1.154	1.142	1.137
Number of units outstanding at end of period (thousands)	4,489	1,001	2,636	266	226	90
Van Kampen Enterprise Portfolio (11/95)
Unit Value at beginning of period	1.655	1.643	1.362	1.356	1.039	1.037
Unit Value at end of period	2.103	2.083	1.655	1.643	1.362	1.356
Number of units outstanding at end of period (thousands)	24,635	4,385	11,360	1,644	765	329
Travelers Series Trust:
Convertible Bond Portfolio (5/98)
Unit Value at beginning of period	—	—	—	—	—	—
Unit Value at end of period	—	—	—	—	—	—
Number of units outstanding at end of period (thousands)	—	—	—	—	—	—
Disciplined Mid Cap Stock Portfolio (5/98)
Unit Value at beginning of period	—	—	—	—	—	—
Unit Value at end of period	—	—	—	—	—	—
Number of units outstanding at end of period (thousands)	—	—	—	—	—	—
MFS Emerging Growth Portfolio (11/96)
Unit Value at beginning of period	1.005	1.005	1.000	1.000	—	—
Unit Value at end of period	1.204	1.200	1.005	1.005	—	—
Number of units outstanding at end of period (thousands)	17,295	4,256	2,506	466	—	—
MFS Research Portfolio (5/98)
Unit Value at beginning of period	—	—	—	—	—	—
Unit Value at end of period	—	—	—	—	—	—
Number of units outstanding at end of period (thousands)	—	—	—	—	—	—

______________

The date shown next to each fund’s name reflects the date money first came into the fund through the Separate Account. Funds not listed had no money allocated to them as of December 31, 1997. “Number of Units outstanding at end of period” may include units for contract owners in the payout phase.

* For this period, “Number of units outstanding at end of year” may include annuity units.
†	Not available to new contract owners, after May 1, 1998, in most states.

APPENDIX C

THE FIXED ACCOUNT

The Fixed Account is part of the Company’s general account assets. These general account assets include all assets of the Company other than those held in the separate accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic annuity payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account contract value, or the dollar amount of fixed annuity payments made under any payout option.

We guarantee that, at any time, the Fixed Account contract value will not be less than the amount of the purchase payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

Purchase payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company’s general account, which supports insurance and annuity obligations. The general account and any interest therein is not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at not less than 3% per year. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of 3% per year in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guarantee of 3% for any given year.

Transfers

You may make transfers from the Fixed Account to any other available variable funding option(s) twice a year during the 30 days following the semiannual anniversary of the contract date. We limit transfers to an amount of up to 15% of the Fixed Account contract value on the semiannual contract date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to variable funding options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions.

Automated transfers from the Fixed Account to any of the variable funding options may begin at any time. Automated transfers from the Fixed Account may not deplete your Fixed Account value in a period of less than twelve months from your enrollment in the Dollar Cost Averaging Program.

C-1

APPENDIX D

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to The Travelers Insurance Company or The Travelers Life and Annuity Company. A list of the contents of the Statement of Additional Information is set forth below:

      The Insurance Company
      Principal Underwriter
      Distribution and Principal Underwriting Agreement
      Valuation of Assets
      Performance Information
      Federal Tax Considerations
      Independent Accountants
      Financial Statements

Copies of the Statement of Additional Information dated May 1, 2002 are available without charge. To request a copy, please clip this coupon on the dotted line above, enter your name and address in the spaces provided below, and mail to: The Travelers Life and Annuity Company, Annuity Investor Services, One Tower Square, Hartford, Connecticut 06183. The Travelers Insurance Company Statement of Additional Information is printed on Form L-12253S, and The Travelers Life and Annuity Statement of Additional Information is printed on Form L-12540S.

Name:
Address:

D-1

APPENDIX E

Enhanced Death Benefit for Contracts Issued Before June 1, 1997

If the annuitant dies before age 75 and before the maturity date, the Company will pay to the beneficiary a death benefit equal to the greater of (1) the guaranteed death benefit, or (2) the contract value less any applicable premium tax or outstanding loans.

The guaranteed death benefit is equal to the purchase payments made to the Contract (minus surrenders and applicable premium tax) increased by 5% on each contract date anniversary, but not beyond the contract date anniversary following the annuitant's 75th birthday, with a maximum guaranteed death benefit of 200% of the total purchase payments minus surrenders and outstanding loans and minus applicable premium tax.

If the annuitant dies on or after age 75, but before age 85 and before the maturity date, the Company will pay to the beneficiary a death benefit in an amount equal to the greater of (1) the guaranteed death benefit as of the annuitant's 75th birthday, plus additional purchase payments, minus surrenders and applicable premium tax; or (2) the contract value less any applicable premium tax and outstanding loans.

If the annuitant dies on or after age 85 but before the maturity date, the Company will pay to the beneficiary a death benefit equal to the contract value less any applicable premium tax and outstanding loans.

E-1

L-12253	May 1, 2002

                                     VINTAGE

                       STATEMENT OF ADDITIONAL INFORMATION

                                      dated

                                   May 1, 2002

                                       for

                  THE TRAVELERS FUND BD FOR VARIABLE ANNUITIES

                                    ISSUED BY

                         THE TRAVELERS INSURANCE COMPANY

This Statement of Additional Information ("SAI") is not a prospectus but relates to, and should be read in  conjunction  with, the  Individual  Variable  Annuity
Contract  Prospectus dated May 1, 2002. A copy of the Prospectus may be obtained by writing to The Travelers  Insurance Company,  Annuity Investor Services,  One
Tower Square, Hartford,  Connecticut 06183-9061, or by calling 1-800-842-8573 or
by   accessing   the   Securities   and   Exchange   Commission's   website   at
http://www.sec.gov.

FINANCIAL STATEMENTS .....................................................

                                       1

                              THE INSURANCE COMPANY

         The Travelers  Insurance Company (the "Company"),  is a stock insurance company  chartered  in 1864  in  Connecticut  and  continuously  engaged  in the insurance  business  since that time.  The Company is licensed to conduct a life insurance business in all states of the United States, the District of Columbia,
Puerto Rico,  Guam, the U.S. and British Virgin  Islands,  and the Bahamas.  The
Company's  Home  Office is located at One Tower  Square,  Hartford,  Connecticut
06183, and its telephone number is (860) 277-0111.

         The Company is a wholly owned subsidiary of PFS Services Inc., which is an  indirect,  wholly  owned  subsidiary  of  Citigroup  Inc.  ("Citigroup"),  a diversified global financial services holding company whose businesses provide a broad range of financial services to consumer and corporate customers around the world. Citigroup's activities are conducted through the Global Consumer,  Global
Corporate,  Global  Investment  Management and Private  Banking,  and Investment
Activities.

STATE REGULATION. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut (the "Commissioner").  An annual statement covering the operations  of the  Company for the  preceding  year,  as well as its  financial conditions as of December 31 of such year,  must be filed with the  Commissioner in a prescribed  format on or before March 1 of each year.  The Company's  books and  assets are  subject to review or  examination  by the  Commissioner  or his agents at all times,  and a full  examination  of its operations is conducted at least once every four years.

         The Company is also subject to the insurance  laws and  regulations  of all other  states in which it is  licensed to operate.  However,  the  insurance departments of each of these states  generally  apply the laws of the home state
(jurisdiction of domicile) in determining the field of permissible investments.

THE SEPARATE  ACCOUNT.  Fund BD meets the definition of a separate account under the federal  securities  laws,  and will comply with the  provisions of the 1940
Act.  Additionally,  the  operations of Fund BD are subject to the provisions of
Section  38a-433  of the  Connecticut  General  Statutes  which  authorizes  the
Commissioner  to  adopt  regulations  under  it.  Section  38a-433  contains  no restrictions on the investments of the Separate  Account,  and the  Commissioner has adopted no regulations under the Section that affect the Separate Account.

                              PRINCIPAL UNDERWRITER

         Travelers  Distribution LLC ("TDLLC")  serves as principal  underwriter for Fund BD and the  Contracts.  The offering is continuous.  TDLLC's  principal executive offices are located at One Tower Square, Hartford,  Connecticut. TDLLC is affiliated with the Company and Fund BD.

                DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

         Under  the  terms  of  the  Distribution  and  Principal   Underwriting
Agreement  among  Fund BD,  TDLLC and the  Company,  TDLLC acts as agent for the distribution  of the Contracts and as principal  underwriter  for the Contracts.
The Company  reimburses TDLLC for certain sales and overhead expenses  connected with sales functions.

                               VALUATION OF ASSETS

FUNDING OPTIONS: The value of the assets of each Funding Option is determined at
4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency.  A business day is any day the New York Stock Exchange is open.
It is expected  that the Exchange will be closed on Saturdays and Sundays and on the  observed  holidays  of  New  Year's  Day,  Martin  Luther  King,  Jr.  Day,
President's  Day,  Good  Friday,  Memorial  Day,  Independence  Day,  Labor Day,
Thanksgiving  Day  and  Christmas  Day.  Each  security  traded  on  a  national securities  exchange is valued at the last  reported  sale price on the business day.  If there has been no sale on that day,  then the value of the  security is taken to be the mean  between the  reported bid and asked prices on the business day or on the basis of quotations  received from a reputable broker or any other recognized source.

                                       2

         Any  security  not traded on a  securities  exchange  but traded in the over-the-counter-market and for which market quotations are readily available is valued at the mean  between the quoted bid and asked  prices on the business day or on the basis of  quotations  received  from a  reputable  broker or any other recognized source.

         Securities traded on the  over-the-counter-market and listed securities with no reported  sales are valued at the mean between the last reported bid and asked prices or on the basis of quotations  received from a reputable  broker or other recognized source.

         Short-term investments for which a quoted market price is available are valued at market.  Short-term  investments  maturing in more than sixty days for which there is no reliable quoted market price are valued by "marking to market"
(computing  a market  value based upon  quotations  from  dealers or issuers for securities of a similar type,  quality and maturity.)  "Marking to market" takes into account unrealized  appreciation or depreciation due to changes in interest rates or other  factors  which would  influence  the current fair values of such securities.  Short-term  investments  maturing  in sixty  days or less for which there is no reliable  quoted  market  price are valued at  amortized  cost which approximates market.

THE CONTRACT  VALUE:  The value of an  Accumulation  Unit on any business day is determined by  multiplying  the value on the  preceding  business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure  the  investment  performance  of a Funding  Option  from one valuation period to the next. The net investment factor for a Funding Option for any  valuation  period is equal to the sum of 1.000000  plus the net  investment rate (the gross  investment rate less any applicable  Funding Option  deductions during the  valuation  period  relating to the mortality and expense risk charge and the administrative  expense charge).  The gross investment rate of a Funding
Option is equal to (a) minus (b), divided by (c) where:

     (a) = investment  income plus capital gains and losses (whether realized or unrealized); (b) = any deduction for applicable taxes (presently zero); and
     (c) = the value of the assets of the funding option at the beginning of the valuation period.

         The gross investment rate may be either positive or negative. A Funding
Option's  investment  income includes any  distribution  whose  ex-dividend date occurs during the valuation period.

ACCUMULATION  UNIT VALUE.  The value of the  accumulation  unit for each Funding
Option was initially  established at $1.00. The value of an accumulation unit on any  business  day is  determined  by  multiplying  the  value on the  preceding business day by the net investment  factor for the valuation  period just ended.
The net  investment  factor is calculated for each Funding Option and takes into account  the  investment  performance,  expenses  and the  deduction  of certain expenses.

ANNUITY UNIT VALUE.  The initial  Annuity Unit Value  applicable to each Funding
Option was established at $1.00. An Annuity Unit Value as of any business day is equal to (a) the  value  of the  Annuity  Unit on the  preceding  business  day, multiplied by (b) the  corresponding  net investment factor for the business day just ended,  divided by (c) the assumed net investment  factor for the valuation period.  (For  example,  the assumed net  investment  factor  based on an annual assumed  net  investment  rate  of 3.0%  for a  valuation  period  of one day is
1.000081 and, for a period of two days, is 1.000081 x 1.000081.)

                             PERFORMANCE INFORMATION

         From  time  to  time,  the  Company  may  advertise  several  types  of historical  performance  for the  Funding  Options of Fund BD. The  Company  may
advertise  the  "standardized  average  annual  total  returns"  of the  Funding
Options,  calculated  in a manner  prescribed  by the  Securities  and  Exchange
Commission, as well as the "nonstandardized total returns," as described below:

         STANDARDIZED  METHOD.  Quotations  of average  annual total returns are computed  according to a formula in which a hypothetical  initial  investment of
$1,000 is applied to the Funding Option,  and then related to ending  redeemable values over one-, five- and ten-year periods,  or for a period covering the time during which the Funding  Option has been in  existence,  if less.  If a Funding
Option has been in existence for less than one year, the "since inception" total return performance  quotations are year-to-date and are not average annual total returns.  These quotations reflect the deduction of all recurring charges during each  period  (on a pro  rata  basis  in the case of  fractional  periods).  The deduction  for the  annual  contract  administrative  charge is  converted  to a percentage of assets based on the actual fee  collected,  divided by the

                                       3

average  net assets for  contract  sold under the  Prospectus  to which this SAI relates.  Each  quotation  assumes a total  redemption at the end of each period with the assessment of any applicable withdrawal charge at that time.

         NONSTANDARDIZED   METHOD.   Nonstandardized  "total  returns"  will  be
calculated in a similar manner based on the  performance of the Funding  Options over a period of time, usually for the calendar  year-to-date,  and for the past one-, three-, five- and ten-year periods. Nonstandardized total returns will not reflect the deduction of the annual contract  administrative  charge,  which, if reflected,  would decrease the level of performance shown. The withdrawal charge is not reflected because the Contract is designed for long-term investment.

         For  Funding  Options  that  were in  existence  prior to the date they became available under Fund BD, the nonstandardized  average annual total return quotations  will reflect the investment  performance  that such Funding  Options would have achieved (reduced by the applicable charges) had they been held under the Contract for the period quoted.  The total return  quotations are based upon
historical   earnings  and  are  not   necessarily   representative   of  future
performance.

         Average annual total returns for each of the Funding Options  available under Fund BD computed according to the standardized and nonstandardized methods for the period ending December 31, 2001 are set forth in the following tables.

                                       4

                                TRAVELERS VINTAGE
                     STANDARDIZED PERFORMANCE AS OF 12/31/01

                                                                            STANDARD DEATH BENEFIT OPTION
---------------------------------------------------------------------------------------------------------------------------
                                                          Inception Date       1 Year          5 Years         Inception
---------------------------------------------------------------------------------------------------------------------------

STOCK ACCOUNTS:
---------------------------------------------------------------------------------------------------------------------------
AIM Capital Appreciation Portfolio                          10/10/95           -29.20%          3.54%            4.51%
---------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund-Series I                         5/1/01              -               -             -16.77%
---------------------------------------------------------------------------------------------------------------------------
Alliance Growth Portfolio                                    6/20/94           -19.53%          7.72%           13.64%
---------------------------------------------------------------------------------------------------------------------------
Alliance Premier Growth Portfolio-Class B*                    5/1/01              -               -             -19.50%
---------------------------------------------------------------------------------------------------------------------------
American Funds Global Growth Fund-Class 2*                    5/1/01              -               -             -17.72%
---------------------------------------------------------------------------------------------------------------------------
American Funds Growth Fund-Class 2*                           5/1/01              -               -             -19.92%
---------------------------------------------------------------------------------------------------------------------------
American Funds Growth-Income Fund-Class 2*                    5/1/01              -               -             -9.10%
---------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Small Cap Portfolio                               5/6/98           -12.80%            -              1.28%
---------------------------------------------------------------------------------------------------------------------------
Equity Index Portfolio - Class  II*                           5/5/99           -18.60%            -             -8.30%
---------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Portfolio                                11/3/96           -40.73%          6.38%            6.44%
---------------------------------------------------------------------------------------------------------------------------
MFS Research Portfolio                                        5/4/98           -27.98%            -             -3.47%
---------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Variable Investors Fund                      5/4/98           -10.97%            -              4.54%
---------------------------------------------------------------------------------------------------------------------------
Smith Barney Fundamental Value Portfolio                    11/21/94           -12.01%          9.71%           13.71%
---------------------------------------------------------------------------------------------------------------------------
Smith Barney International All Cap Growth Portfolio          6/20/94           -36.07%         -2.33%            1.36%
---------------------------------------------------------------------------------------------------------------------------
Smith Barney Large Cap Core Portfolio                         5/1/01              -               -             -15.88%
---------------------------------------------------------------------------------------------------------------------------
Smith Barney Large Cap Growth Portfolio                       5/6/98           -18.75%            -              6.08%
---------------------------------------------------------------------------------------------------------------------------
Smith Barney Large Cap Value Portfolio                       6/20/94           -14.71%          6.06%           10.20%
---------------------------------------------------------------------------------------------------------------------------
Smith Barney Premier Selections All Cap Growth Portfolio      5/1/01              -               -             -15.81%
---------------------------------------------------------------------------------------------------------------------------
Smith Barney Small Cap Growth Opportunities Portfolio         5/1/01              -               -             -11.04%
---------------------------------------------------------------------------------------------------------------------------
Travelers Disciplined Mid Cap Stock Portfolio                5/18/98           -10.86%            -              6.92%
---------------------------------------------------------------------------------------------------------------------------
Van Kampen Enterprise Portfolio                              6/21/94           -26.86%          4.79%           10.50%
---------------------------------------------------------------------------------------------------------------------------
BOND ACCOUNTS:
---------------------------------------------------------------------------------------------------------------------------
Putnam Diversified Income Portfolio                          6/20/94           -3.01%           1.03%            3.97%
---------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Global High Yield Portfolio                 6/21/94           -0.80%           1.57%            5.03%
---------------------------------------------------------------------------------------------------------------------------
Smith Barney High Income Portfolio                           6/22/94           -10.60%         -0.83%            3.23%
---------------------------------------------------------------------------------------------------------------------------
Travelers Convertible Bond Portfolio                          5/8/98           -7.88%             -              6.30%
---------------------------------------------------------------------------------------------------------------------------
Travelers Managed Income Portfolio                           6/28/94           -0.53%           4.44%            5.22%
---------------------------------------------------------------------------------------------------------------------------
BALANCED ACCOUNTS:
---------------------------------------------------------------------------------------------------------------------------
MFS Total Return Portfolio                                   6/20/94           -7.12%           8.54%           10.34%
---------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Variable Total Return Fund                   5/6/98           -7.86%             -              0.23%
---------------------------------------------------------------------------------------------------------------------------
Smith Barney Allocation Select Balanced Portfolio            6/20/94           -3.54%           3.34%            3.69%
---------------------------------------------------------------------------------------------------------------------------
Smith Barney Allocation Select Growth Portfolio               5/1/01              -               -             13.20%
---------------------------------------------------------------------------------------------------------------------------
MONEY MARKET ACCOUNTS:
---------------------------------------------------------------------------------------------------------------------------
Smith Barney Money Market Portfolio                          3/10/97           -8.40%             -              4.74%
---------------------------------------------------------------------------------------------------------------------------

 ENHANCED DEATH BENEFIT OPTION
-----------------------------------------------
       1 Year      5 Years       Inception
-----------------------------------------------

-----------------------------------------------
      -29.40%       3.24%          4.22%
-----------------------------------------------
         -            -           -16.85%
-----------------------------------------------
      -19.75%       7.41%          13.33%
-----------------------------------------------
         -            -           -19.65%
-----------------------------------------------
         -            -           -17.87%
-----------------------------------------------
         -            -           -20.07%
-----------------------------------------------
         -            -            -9.27%
-----------------------------------------------
      -13.05%         -            0.99%
-----------------------------------------------
      -18.83%         -            -8.56%
-----------------------------------------------
      -40.89%       6.08%          6.14%
-----------------------------------------------
      -28.18%         -            -3.74%
-----------------------------------------------
      -11.22%         -            4.25%
-----------------------------------------------
      -12.26%       9.40%          13.39%
-----------------------------------------------
      -36.25%       -2.60%         1.07%
-----------------------------------------------
         -            -           -16.04%
-----------------------------------------------
      -18.98%         -            5.78%
-----------------------------------------------
      -14.95%       5.76%          9.89%
-----------------------------------------------
         -            -           -15.96%
-----------------------------------------------
         -            -           -11.20%
-----------------------------------------------
      -11.11%         -            6.61%
-----------------------------------------------
      -27.07%       4.49%          10.19%
-----------------------------------------------

-----------------------------------------------
       -3.30%       0.74%          3.68%
-----------------------------------------------
       -1.10%       1.28%          4.74%
-----------------------------------------------
      -10.85%       -1.11%         2.94%
-----------------------------------------------
       -8.14%         -            5.99%
-----------------------------------------------
       -0.82%       4.14%          4.93%
-----------------------------------------------

-----------------------------------------------
       -7.38%       8.24%          10.03%
-----------------------------------------------
       -8.12%         -            -0.06%
-----------------------------------------------
       -3.83%       3.05%          3.40%
-----------------------------------------------
         -            -            11.61%
-----------------------------------------------

-----------------------------------------------
       -8.66%         -            4.44%
-----------------------------------------------

The inception date is the date that the underlying fund commenced operations.
*These funds offer multiple classes of shares. The performance above may reflect the fees and  performance  of another class of the same fund for periods  before the current class existed.  If the current  class's 12b-1 fee and other expenses were higher,  the performance shown would be lower. They may not be available in every jurisdiction.

                                       5

                                TRAVELERS VINTAGE
                NONSTANDARDIZED PERFORMANCE UPDATE AS OF 12/31/01

                                                              STANDARD DEATH BENEFIT OPTION
--------------------------------------------------------------------------------------------------------------------------
                                                        Inception    YTD      1 Year    3 Years    5 Years      Since
                                                          Date                                                Inception
--------------------------------------------------------------------------------------------------------------------------
STOCK ACCOUNTS:
--------------------------------------------------------------------------------------------------------------------------

AIM Capital Appreciation Portfolio                     10/10/95     -24.66%    -24.66%     -1.94%      3.90%      4.52%
--------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund-Series I                    5/5/93     -13.70%    -13.70%     -2.30%      8.26%     11.93%
--------------------------------------------------------------------------------------------------------------------------
Alliance Growth Portfolio                               6/20/94     -14.37%    -14.37%     -3.28%      8.03%     13.67%
--------------------------------------------------------------------------------------------------------------------------
Alliance Premier Growth Portfolio-Class B*              6/26/92     -18.37%    -18.37%     -4.28%     11.15%     14.27%
--------------------------------------------------------------------------------------------------------------------------
American Funds Global Growth Fund-Class 2*              4/30/97     -15.22%    -15.22%      4.47%      -          9.99%
--------------------------------------------------------------------------------------------------------------------------
American Funds Growth Fund-Class 2*                      2/8/84     -19.11%    -19.11%      9.10%     17.37%     14.89%
--------------------------------------------------------------------------------------------------------------------------
American Funds Growth-Income Fund-Class 2*              2/28/85       1.36%      1.36%      5.93%     11.48%     12.87%
--------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Small Cap Portfolio                         8/31/90      -7.22%     -7.22%      8.14%      6.70%     27.68%
--------------------------------------------------------------------------------------------------------------------------
Equity Index Portfolio - Class  II*                    11/30/91     -13.39%    -13.39%     -2.55%      9.17%     12.73%
--------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Portfolio                           8/30/96     -36.93%    -36.93%     -4.53%      6.70%      7.36%
--------------------------------------------------------------------------------------------------------------------------
MFS Research Portfolio                                  3/23/98     -23.36%    -23.36%     -4.37%      -         -2.25%
--------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Variable Investors Fund                2/17/98      -5.27%     -5.27%      5.99%      -          7.08%
--------------------------------------------------------------------------------------------------------------------------
Smith Barney Fundamental Value Portfolio                12/3/93      -6.38%     -6.38%     10.37%     10.00%     12.99%
--------------------------------------------------------------------------------------------------------------------------
Smith Barney International All Cap Growth Portfolio     6/20/94     -31.98%    -31.98%     -5.29%     -1.92%      1.38%
--------------------------------------------------------------------------------------------------------------------------
Smith Barney Large Cap Core Portfolio                   9/14/99     -15.53%    -15.53%      -          -         -2.82%
--------------------------------------------------------------------------------------------------------------------------
Smith Barney Large Cap Growth Portfolio                  5/1/98     -13.54%    -13.54%      0.93%      -          6.76%
--------------------------------------------------------------------------------------------------------------------------
Smith Barney Large Cap Value Portfolio                  6/20/94      -9.24%     -9.24%      0.12%      6.39%     10.23%
--------------------------------------------------------------------------------------------------------------------------
Smith Barney Premier Selections All Cap Growth          9/14/99     -15.17%    -15.17%      -          -          7.34%
Portfolio
--------------------------------------------------------------------------------------------------------------------------
Smith Barney Small Cap Growth Opportunities Portfolio    2/7/97     -17.20%    -17.20%      6.65%      -          5.16%
--------------------------------------------------------------------------------------------------------------------------
Travelers Disciplined Mid Cap Stock Portfolio            4/1/97      -5.15%     -5.15%      7.03%      -         14.30%
--------------------------------------------------------------------------------------------------------------------------
Van Kampen Enterprise Portfolio                         6/21/94     -22.18%    -22.18%     -6.50%      5.13%     10.52%
--------------------------------------------------------------------------------------------------------------------------
BOND ACCOUNTS:
--------------------------------------------------------------------------------------------------------------------------
Putnam Diversified Income Portfolio                     6/20/94       3.01%      3.01%      0.45%      1.43%      4.00%
--------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Global High Yield Portfolio            6/21/94       5.22%      5.22%      2.17%      1.96%      5.05%
--------------------------------------------------------------------------------------------------------------------------
Smith Barney High Income Portfolio                      6/22/94      -4.87%     -4.87%     -4.29%     -0.41%      3.26%
--------------------------------------------------------------------------------------------------------------------------
Travelers Convertible Bond Portfolio                     5/1/98      -1.98%     -1.98%      8.54%      -          6.97%
--------------------------------------------------------------------------------------------------------------------------
Travelers Managed Income Portfolio                      6/28/94       5.50%      5.50%      3.90%      4.78%      5.25%
--------------------------------------------------------------------------------------------------------------------------
BALANCED ACCOUNTS:
--------------------------------------------------------------------------------------------------------------------------
MFS Total Return Portfolio                              6/20/94      -1.17%     -1.17%      4.94%      8.84%     10.36%
--------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Variable Total Return Fund             2/17/98      -1.96%     -1.96%      1.37%      -          2.23%
--------------------------------------------------------------------------------------------------------------------------
Smith Barney Allocation Select Balanced Portfolio       3/10/97      -2.53%     -2.53%      2.40%      -          5.10%
--------------------------------------------------------------------------------------------------------------------------
Smith Barney Allocation Select Growth Portfolio         3/11/97     -10.87%    -10.87%     -1.24%      -          3.72%
--------------------------------------------------------------------------------------------------------------------------
MONEY MARKET ACCOUNTS:
--------------------------------------------------------------------------------------------------------------------------
Smith Barney Money Market Portfolio                     6/20/94       2.48%      2.48%      3.61%      3.71%      3.72%
--------------------------------------------------------------------------------------------------------------------------
Smith Barney Money Market Portfolio - 7 Day Yield                     0.23% This yield quotation more closely reflects
                                                                            the current earnings of this fund.

----------------------------------------------------------------------------

     ENHANCED DEATH BENEFIT OPTION
--------------------------------------------------
  YTD     1 Year    3 Years   5 Years  Since
                                       Inception
--------------------------------------------------

--------------------------------------------------
 -24.87%   -24.87%    -2.22%     3.61%      4.23%
--------------------------------------------------
 -13.83%   -13.83%    -2.45%     8.10%     11.77%
--------------------------------------------------
 -14.61%   -14.61%    -3.55%     7.73%     13.35%
--------------------------------------------------
 -18.60%   -18.60%    -4.54%    10.84%     13.95%
--------------------------------------------------
 -15.46%   -15.46%     4.18%     -          9.68%
--------------------------------------------------
 -19.34%   -19.34%     8.79%    17.04%     14.56%
--------------------------------------------------
   1.07%     1.07%     5.63%    11.17%     12.55%
--------------------------------------------------
  -7.48%    -7.48%     7.84%     6.41%     27.33%
--------------------------------------------------
 -13.63%   -13.63%    -2.82%     8.87%     12.41%
--------------------------------------------------
 -37.11%   -37.11%    -4.80%     6.40%      7.06%
--------------------------------------------------
 -23.58%   -23.58%    -4.64%     -         -2.52%
--------------------------------------------------
  -5.54%    -5.54%     5.69%     -          6.78%
--------------------------------------------------
  -6.64%    -6.64%    10.06%     9.69%     12.75%
--------------------------------------------------
 -32.17%   -32.17%    -5.55%    -2.19%      1.10%
--------------------------------------------------
 -15.77%   -15.77%     -         -         -3.09%
--------------------------------------------------
 -13.79%   -13.79%     0.65%     -          6.47%
--------------------------------------------------
  -9.50%    -9.50%    -0.16%     6.09%      9.92%
--------------------------------------------------
 -15.41%   -15.41%     -         -          7.04%

--------------------------------------------------
 -17.43%   -17.43%     6.35%     -          4.87%
--------------------------------------------------
  -5.41%    -5.41%     6.73%     -         13.98%
--------------------------------------------------
 -22.40%   -22.40%    -6.77%     4.84%     10.22%
--------------------------------------------------

--------------------------------------------------
   2.72%     2.72%     0.17%     1.14%      3.71%
--------------------------------------------------
   4.92%     4.92%     1.89%     1.67%      4.76%
--------------------------------------------------
  -5.14%    -5.14%    -4.55%    -0.69%      2.97%
--------------------------------------------------
  -2.26%    -2.26%     8.24%     -          6.67%
--------------------------------------------------
   5.20%     5.20%     3.61%     4.49%      4.95%
--------------------------------------------------

--------------------------------------------------
  -1.44%    -1.44%     4.65%     8.54%     10.05%
--------------------------------------------------
  -2.24%    -2.24%     1.08%     -          1.95%
--------------------------------------------------
  -2.80%    -2.80%     2.11%     -          4.80%
--------------------------------------------------
 -11.12%   -11.12%    -1.52%     -          3.43%
--------------------------------------------------

--------------------------------------------------
   2.19%     2.19%     3.32%     3.42%      3.43%
--------------------------------------------------
  -0.01% This yield quotation more closely
         reflects the current earnings of this
         fund.
---------

                                       6

                           FEDERAL TAX CONSIDERATIONS

         The following  description of the federal income tax consequences under this  Contract is not  exhaustive  and is not intended to cover all  situations.
Because of the complexity of the law and the fact that the tax results will vary according to the factual  status of the individual  involved,  tax advice may be needed  by a person  contemplating  purchase  of an  annuity  contract  and by a contract  owner or  beneficiary  who may make  elections  under a contract.  For further information, please consult a qualified tax adviser.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

         Federal tax law requires  that minimum  annual  distributions  begin by
April 1st of the calendar  year  following the later of calendar year in which a participant under a qualified plan, or a Section 403(b) annuity,  attains age 70
1/2 or retires.  Minimum annual  distributions  under an IRA must begin by April
1st of the calendar year in which the contract  owner attains 70 1/2  regardless of when  he or she  retires.  Distributions  must  also  begin  or be  continued
according to the minimum distribution rules under the Code following  the  death of the contract owner or the annuitant.

NONQUALIFIED ANNUITY CONTRACTS

         Individuals may purchase tax-deferred annuities without tax law funding limits. The purchase payments receive no tax benefit, deduction or deferral, but increases  in the value of the contract are  generally  deferred  from tax until distribution.  Generally,  if an  annuity  contract  is owned  by other  than an individual  (or an entity such as a trust or other  "look-through"  entity which owns for an  individuals's  benefit),  the owner  will be taxed each year on the increase  in the  value of the  contract.  An  exception  applies  for  purchase payments made before March 1, 1986.

         If two or more annuity  contracts are  purchased  from the same insurer within  the same  calendar  year,  distributions  from any of them will be taxed based  upon the  amount  of income in all of the same  calendar  year  series of annuities.  This will  generally  have the  effect of  causing  taxes to be paid sooner on the deferred gain in the contracts.

         Those  receiving  partial  distributions  made before the maturity date will generally be taxed on an income-first  basis to the extent of income in the contract.  If you are  exchanging  another  annuity  contract for this  annuity, certain  pre-August  14, 1982 deposits  into an annuity  contract that have been placed in the contract by means of a tax-deferred exchange under Section 1035 of the Code may be withdrawn first without income tax liability.  This  information on deposits  must be provided to the Company by the other  insurance  company at the time of the  exchange.  There is income  in the  contract  generally  to the extent the cash value exceeds the investment in the contract.  The investment in the  contract is equal to the amount of premiums  paid less any amount  received previously  which was  excludable  from gross  income.  Any  direct or  indirect borrowing  against the value of the  contract  or  pledging  of the  contract as security for a loan will be treated as a cash distribution under the tax law.

         In order to be treated as an annuity  contract  for federal  income tax purposes,  Section  72(s) of the Code  requires  any  non-qualified  contract to contain certain provisions  specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract. Specifically,
Section  72(s)  requires  that (a) if an  owner  dies on or  after  the  annuity starting  date,  but prior to the time the entire  interest in the  contract has been  distributed,  the entire  interest in the contract will be  distributed at least as rapidly as under the method of  distribution  being used as of the date of such owner's death;  and (b) if any owner dies prior to the annuity  starting date, the entire interest in the contract will be distributed  within five years after the date of such owner's  death.  These  requirements  will be  considered satisfied  as to any portion of an owner's  interest  which is payable to or for the benefit of a designated  beneficiary and which is distributed  over the life of such  designated  beneficiary or over a period not extending  beyond the life expectancy of that beneficiary,  provided that such  distributions  begin within one year of the owner's death.  The designated  beneficiary  refers to a natural person  designated  by the owner as a beneficiary  and to whom  ownership of the contract passes by reason of death.  However,  if the designated  beneficiary is the surviving  spouse of the deceased owner,  the contract may be continued with the surviving  spouse as the new owner.  Contracts will be  administered  by the
Company in accordance  with these rules and the Company will make a notification when payments should be commenced.  Special values apply regarding  distribution requirements when an annuity is owned by a trust or other entity for the benefit of one or more individuals.

                                       7

INDIVIDUAL RETIREMENT ANNUITIES

         To the  extent  of earned  income  for the year and not  exceeding  the applicable  limit  for the  taxable  year,  an  individual  may make  deductible contributions  to an individual  retirement  annuity (IRA). The applicable limit
($2,000 per year prior to 2002) has been  increased by the  Economic  Growth and
Tax  Relief  Reconciliation  Act of 2001  ("EGTRRA").  The limit is  $3,000  for calendar years 2002 - 2004, $4,000 for calendar years 2005-2007,  and $5,000 for
2008, and will be indexed for inflation in years  subsequent to 2008.  There are certain  limits on the  deductible  amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan.
If an  individual  is married and the spouse does not have  earned  income,  the individual may establish IRAs for the individual and spouse.  Purchase  payments may then be made  annually  into IRAs for both spouses in the maximum  amount of
100% of earned  income up to a combined  limit  based on the  individual  limits outlined above.

         The Code  provides for the purchase of a  Simplified  Employee  Pension
(SEP) plan. A SEP is funded through an IRA with an annual employer  contribution limit of up to $40,000 for each  participant.  The Internal Revenue Services has not reviewed the contract for qualifications as an IRA, and has not addressed in a ruling of general  applicability whether a death benefit provision such as the optional  enhanced death benefit in the contract comports with IRA qualification requirements.

SIMPLE PLAN IRA FORM

         Effective January 1, 1997,  employers may establish a savings incentive match plan for employees ("SIMPLE plan") under which employees can make elective salary  reduction  contributions to an IRA based on a percentage of compensation of up to the applicable  limit for the taxable year.  The  applicable  limit was increased  under EGTRRA.  The  applicable  limit was  increased  under EGTRRA to
$7,000 for 2002, $8,000 for 2003, $9,000 in 2004, $10,000 in 2005 (which will be indexed for  inflation  for years after 2005.  (Alternatively,  the employer can establish a SIMPLE cash or deferred arrangement under IRS Section 401(k)). Under a SIMPLE plan IRA, the employer  must either make a matching  contribution  or a nonelective  contribution  based on the  prescribed  formulas  for all  eligible employees.  Early  withdrawals are subject to the 10% early  withdrawal  penalty generally  applicable  to IRAs,  except that an early  withdrawal by an employee under a SIMPLE plan IRA, within the first two years of  participation,  shall be subject to a 25% early withdrawal tax.

ROTH IRAS

         Effective  January 1, 1998,  Section 408A of the Code  permits  certain individuals to contribute to a Roth IRA.  Eligibility to make  contributions  is based upon income, and the applicable limits vary based on marital status and/or whether  the  contribution  is a rollover  contribution  from  another IRA or an annual  contribution.  Contributions to a Roth IRA, which are subject to certain limitations  (similar to the annual limits for the traditional  IRA's),  are not deductible  and must be made in cash or as a rollover or transfer  from  another
Roth IRA or other IRA. A conversion of a "traditional"  IRA to a Roth IRA may be subject to tax and other special rules apply.  You should  consult a tax adviser before  combining  any  converted  amounts  with other  Roth IRA  contributions, including any other conversion amounts from other tax years.

         Qualified  distributions  from a Roth  IRA are  tax-free.  A  qualified distribution  requires that the Roth IRA has been held for at least 5 years, and the  distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount  ($10,000) for a qualified  first time home purchase for the owner or certain  relatives.  Income tax and a 10%  penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain  exceptions) or (2)
during five taxable years starting with the year in which the first contribution is made to any Roth IRA of the individual.

QUALIFIED PENSION AND PROFIT-SHARING PLANS

         Under a qualified  pension or  profit-sharing  plan,  purchase payments made by an employer are not currently  taxable to the  participant and increases in the value of a contract  are not  subject to  taxation  until  received  by a participant or beneficiary.

         Distributions  are generally  taxable to the participant or beneficiary as ordinary income in the year of receipt.  Any distribution  that is considered the participant's "investment in the contract" is treated as a return of capital and is not taxable.  Under a qualified  plan, the investment in the contract may be zero.

The annual limits that apply to the amounts that may be contributed to a defined contribution  plan each year were increased by EGTRRA.  The maximum total annual limit was  increased  from  $35,000 to  $40,000.  The limit on  employee  salary

                                       8

reduction deferrals (commonly referred to as "401(k) contributions") increase on a graduated basis; $11,000 in 2002, $12,000 in 2003, $13,000 in 2004, $14,000 in
2005 and $15,000 in 2005. The $15,000 annual limit will be indexed for inflation after 2005.

SECTION 403(B) PLANS

         Under Code section  403(b),  payments made by public school systems and certain  tax  exempt  organizations  to  purchase  annuity  contracts  for their employees  are  excludable  from the gross  income of the  employee,  subject to certain  limitations.  However,  these  payments  may be subject to FICA (Social
Security)  taxes. A qualified  contract issued as a tax-sheltered  annuity under section  403(b) will be amended as necessary to conform to the  requirements  of the Code.  The annual  limits  under Code  Section  403(b) for  employee  salary reduction  deferrals  are  increased  under the same rules  applicable to 401(k)
plans ($11,000 in 2002, etc.)

         Code section 403(b)(11)  restricts this distribution under Code section
403(b) annuity contracts of: (1) elective  contributions made in years beginning after December 31, 1998; (2) earnings on those  contributions;  and (3) earnings in such years on amounts held as of the last year  beginning  before  January 1,
1989.  Distribution  of those amounts may only occur upon death of the employee, attainment  of age 59 1/2,  separation  from service,  disability,  or financial hardship. In addition,  income attributable to elective contributions may not be distributed in the case of hardship.

FEDERAL INCOME TAX WITHHOLDING

         The  portion  of  a  distribution,  which  is  taxable  income  to  the recipient, will be subject to federal income tax withholding as follows:

1.    ELIGIBLE ROLLOVER  DISTRIBUTION FROM SECTION 403(B) PLANS OR ARRANGEMENTS,
      FROM  QUALIFIED  PENSION  AND  PROFIT-SHARING  PLANS,  OR FROM  457  PLANS
      SPONSORED BY GOVERNMENTAL ENTITIES

      There is a mandatory 20% tax withholding for plan  distributions  that are eligible  for  rollover  to an  IRA  or to  another  qualified  retirement  plan
(including  a 457 plan  sponsored  by a  governmental  entity)  but that are not directly  rolled  over.  A  distribution  made  directly  to  a  participant  or beneficiary may avoid this result if:

      (a)   a periodic  settlement  distribution  is elected based upon a life or life expectancy calculation, or

      (b)  a term-for-years  settlement  distribution is elected for a period of ten years or more, payable at least annually, or

      (c)  a minimum required distribution as defined under the tax law is taken after the attainment of the age of 70 1/2or as otherwise  required by law, or

      (d)  the distribution is a hardship distribution.

         A distribution  including a rollover that is not a direct rollover will be subject to the 20% withholding, and a 10% additional tax penalty may apply to any amount not added back in the rollover.  The 20% withholding may be recovered when the  participant or beneficiary  files a personal income tax return for the year if a rollover was completed within 60 days of receipt of the funds,  except to  the  extent  that  the  participant  or  spousal  beneficiary  is  otherwise underwithheld or short on estimated taxes for that year.

2.    OTHER NON-PERIODIC DISTRIBUTIONS (FULL OR PARTIAL REDEMPTIONS)

         To the extent not  described as requiring 20%  withholding  in 1 above, the portion of a non-periodic  distribution,  which constitutes  taxable income,
will  be  subject  to  federal   income  tax   withholding,   if  the  aggregate
distributions  exceed $200 for the year, unless the recipient elects not to have taxes  withheld.  If no such election is made,  10% of the taxable  distribution will be withheld as federal  income tax.  Election forms will be provided at the time  distributions  are  requested.  This form of  withholding  applies  to all annuity programs.

                                       9

3.    PERIODIC  DISTRIBUTIONS  (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN
      ONE YEAR)

         The  portion  of a periodic  distribution,  which  constitutes  taxable income,  will be  subject  to  federal  income  tax  withholding  under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient  may elect not to have income  taxes  withheld  or have  income  taxes withheld at a different rate by providing a completed  election  form.  Election forms will be provided at the time  distributions  are  requested.  This form of withholding applies to all annuity programs.  As of January 1, 2002, a recipient receiving  periodic payments (e.g.,  monthly or annual payments under an annuity option)  which total  $15,360 or less per year,  will  generally  be exempt from periodic withholding.

         Recipients  who  elect  not to have  withholding  made are  liable  for payment of federal income tax on the taxable  portion of the  distribution.  All recipients  may also be subject to  penalties  under the  estimated  tax payment rules if withholding  and estimated tax payments are not sufficient to cover tax liabilities.

         Recipients  who do not  provide  a  social  security  number  or  other
taxpayer   identification   number  will  not  be  permitted  to  elect  out  of
withholding. Additionally, U.S citizens residing outside of the country, or U.S.
legal  residents  temporarily  residing  outside  the  country,  are  subject to different withholding rules and cannot elect out of withholding.

                             INDEPENDENT ACCOUNTANTS

         KPMG LLP, One Financial Plaza,  Hartford, CT 06103 has been selected as independent auditors to examine and report on the fund's financial statements.

         The  consolidated  financial  statements and schedules of The Travelers
Insurance  Company and  subsidiaries  as of December 31, 2001 and 2000,  and for each of the years in the  three-year  period ended  December 31, 2001,  included herein,  and the  financial  statements  of The  Travelers  Fund BD for Variable
Annuities as of December 31, 2001, and for the years ended December 31, 2001 and
2000, also included  herein,  have been included in reliance upon the reports of
KPMG LLP, independent certified public accountants,  appearing elsewhere herein, and upon the authority of said firm as experts in accounting  and auditing.  The audit reports covering the December 31, 2001 financial  statements and schedules of The  Travelers  Insurance  Company  and  subsidiaries  refer  to  changes  in accounting for derivative instruments and hedging activities and for securitized financial assets.

                                       10

                                     VINTAGE

                       STATEMENT OF ADDITIONAL INFORMATION

                         FUND BD FOR VARIABLE ANNUITIES

                      Individual Variable Annuity Contract

                                    issued by

                         The Travelers Insurance Company

                                One Tower Square

                           Hartford, Connecticut 06183

L-12253S                                                               May 2002

ANNUAL REPORT
DECEMBER 31, 2001

                           THE TRAVELERS FUND BD
                           FOR VARIABLE ANNUITIES

   [LOGO TRAVELERS]
   The Travelers Insurance Company
   The Travelers Life and Annuity Company
   One Tower Square
   Hartford, CT  06183

                              THE TRAVELERS FUND BD
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2001

                                                                                                 GLOBAL
                                                                         PREMIER GROWTH       GROWTH FUND -
                                                  AIM V.I. VALUE FUND   PORTFOLIO - CLASS B      CLASS 2      GROWTH FUND - CLASS 2
                                                  -------------------   -------------------      -------      ---------------------

Assets:
  Investments at market value: .................      $  648,078           $  443,424           $  740,195          $1,725,161

  Receivables:
    Dividends ..................................            --                   --                   --                  --
                                                      ----------           ----------           ----------          ----------

      Total Assets..............................         648,078              443,424              740,195           1,725,161
                                                      ----------           ----------           ----------          ----------

LIABILITIES:
  Payables:
    Insurance charges ..........................              56                   42                   63                 146
    Administrative fees ........................               8                    6                   10                  21
                                                      ----------           ----------           ----------          ----------

      Total Liabilities ........................              64                   48                   73                 167
                                                      ----------           ----------           ----------          ----------

NET ASSETS:                                           $  648,014           $  443,376           $  740,122          $1,724,994
                                                      ==========           ==========           ==========          ==========

                       See Notes to Financial Statements
                                      -1-

                              THE TRAVELERS FUND BD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2001

                                                   GROWTH-INCOME   SMALL CAP PORTFOLIO -   EQUITY INDEX PORTFOLIO  FUNDAMENTAL VALUE
                                                  FUND - CLASS 2      INITIAL CLASS          - CLASS II SHARES         PORTFOLIO
                                                  --------------   ---------------------   ----------------------  -----------------

Assets:
  Investments at market value: .................   $  3,004,431         $  3,843,113           $  2,747,003           $132,886,277

  Receivables:
    Dividends ..................................           --                   --                     --                     --
                                                   ------------         ------------           ------------           ------------

      Total Assets .............................      3,004,431            3,843,113              2,747,003            132,886,277
                                                   ------------         ------------           ------------           ------------

LIABILITIES:
  Payables:
    Insurance charges ..........................            267                  332                    237                 11,603
    Administrative fees ........................             37                   48                     34                  1,648
                                                   ------------         ------------           ------------           ------------

      Total Liabilities ........................            304                  380                    271                 13,251
                                                   ------------         ------------           ------------           ------------

NET ASSETS:                                        $  3,004,127         $  3,842,733           $  2,746,732           $132,873,026
                                                    ============         ============          ============           ============

                       See Notes to Financial Statements

                                      -2-

                              THE TRAVELERS FUND BD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                               DECEMBER 31, 2001

                                                SELECT BALANCED       SELECT GROWTH      SELECT HIGH GROWTH      GROWTH AND INCOME
       INVESTORS FUND     TOTAL RETURN FUND        PORTFOLIO             PORTFOLIO            PORTFOLIO               PORTFOLIO
       --------------     -----------------     ---------------       -------------      -------------------     -----------------

       $  6,467,776          $ 1,510,208          $ 5,875,510           $ 5,112,307          $ 1,044,485              $ 24,377

               --                     --                   --                    --                   --                    --
       ------------          -----------          -----------           -----------          -----------              --------

          6,467,776            1,510,208            5,875,510             5,112,307            1,044,485                24,377
       ------------          -----------          -----------           -----------          -----------              --------

                568                  133                  519                   477                   95                     2
                 81                   18                   73                    63                   13                     -
       ------------          -----------          -----------           -----------          -----------              --------

                649                  151                  592                   540                  108                     2
       ------------          -----------          -----------           -----------          -----------              --------

       $  6,467,127          $ 1,510,057          $ 5,874,918           $ 5,111,767          $ 1,044,377              $ 24,375
       ============          ===========          ===========           ===========          ===========              ========

                       See Notes to Financial Statements

                                      -3-

                              THE TRAVELERS FUND BD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2001

                                                                       SMITH BARNEY PREMIER
                                                   SMITH BARNEY LARGE   SELECTIONS ALL CAP    CONVERTIBLE BOND  DISCIPLINED MID CAP
                                                   CAP CORE PORTFOLIO    GROWTH PORTFOLIO         PORTFOLIO        STOCK PORTFOLIO
                                                   -------------------   -----------------      --------------     ---------------

ASSETS:
  Investments at market value: .................     $  394,805           $  290,521             $3,224,083             $6,631,306

  Receivables:
    Dividends ..................................           --                   --                     --                     --
                                                     ----------           ----------             ----------            ----------

      Total Assets .............................        394,805              290,521              3,224,083              6,631,306
                                                     ----------           ----------             ----------            ----------

LIABILITIES:
  Payables:
    Insurance charges ..........................             33                   26                    280                    591
    Administrative fees ........................              5                    4                     40                     83
                                                     ----------           ----------             ----------            ----------

      Total Liabilities ........................             38                   30                    320                    674
                                                     ----------           ----------             ----------            ----------

NET ASSETS:                                          $  394,767           $  290,491             $3,223,763             $6,630,632
                                                     ==========           ==========             ==========             ==========

                       See Notes to Financial Statements

                                      -4-

                              THE TRAVELERS FUND BD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                               DECEMBER 31, 2001

  MFS EMERGING         MFS RESEARCH          AIM CAPITAL            ALLIANCE GROWTH        MFS TOTAL RETURN      PUTNAM DIVERSIFIED
GROWTH PORTFOLIO         PORTFOLIO      APPRECIATION PORTFOLIO         PORTFOLIO               PORTFOLIO          INCOME PORTFOLIO
----------------       ------------     ----------------------      ---------------        ----------------      ------------------

 $ 34,091,666          $ 3,399,978           $ 89,349,573            $260,897,554            $135,804,536           $ 47,858,614

           --                   --                     --                      --                      --                     --
 ------------          -----------           ------------            ------------            ------------           ------------
   34,091,666            3,399,978             89,349,573             260,897,554             135,804,536             47,858,614
 ------------          -----------           ------------            ------------            ------------           ------------

        3,024                  303                  7,876                  23,003                  11,920                  4,211
          426                   42                  1,115                   3,250                   1,678                    589
 ------------          -----------           ------------            ------------            ------------           ------------

        3,450                  345                  8,991                  26,253                  13,598                  4,800
 ------------          -----------           ------------            ------------            ------------           ------------

  $34,088,216           $3,399,633            $89,340,582            $260,871,301            $135,790,938            $47,853,814
  ===========           ==========            ===========            ============            ============            ===========

                       See Notes to Financial Statements

                                      -5-

                              THE TRAVELERS FUND BD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2001

                                                 SALOMON BROTHERS                             SMITH BARNEY
                                                 GLOBAL HIGH YIELD   SMITH BARNEY HIGH    INTERNATIONAL ALL CAP  SMITH BARNEY LARGE
                                                     PORTFOLIO        INCOME PORTFOLIO       GROWTH PORTFOLIO    CAP VALUE PORTFOLIO
                                                 -----------------   -----------------    ---------------------  -------------------

ASSETS:
  Investments at market value: .................     $9,170,962          $34,179,279            $64,524,475           $111,820,926

  Receivables:
    Dividends ..................................           --                   --                     --                     --
                                                     ----------          -----------            -----------           ------------

      Total Assets .............................      9,170,962           34,179,279             64,524,475            111,820,926
                                                     ----------          -----------            -----------           ------------

LIABILITIES:
  Payables:
    Insurance charges ..........................            801                3,002                  5,626                  9,834
    Administrative fees ........................            113                  421                    794                  1,388
                                                     ----------          -----------            -----------           ------------

      Total Liabilities ........................            914                3,423                  6,420                 11,222
                                                     ----------          -----------            -----------           ------------

NET ASSETS:                                          $9,170,048          $34,175,856            $64,518,055           $111,809,704
                                                     ==========          ===========            ===========           ============

                       See Notes to Financial Statements

                                      -6-

                              THE TRAVELERS FUND BD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2001

SMITH BARNEY
   LARGE                                                                                   SMITH BARNEY SMALL
CAPITALIZATION                                                                                 CAP GROWTH
   GROWTH          SMITH BARNEY MONEY     TRAVELERS MANAGED          VAN KAMPEN               OPPORTUNITIES
  PORTFOLIO         MARKET PORTFOLIO       INCOME PORTFOLIO      ENTERPRISE PORTFOLIO           PORTFOLIO            COMBINED
--------------     ------------------     -----------------      --------------------      ------------------        --------

  $34,195,750          $60,756,262            $25,501,871             $83,957,861                $470,232         $1,172,592,599

        --                  29,502                   --                     --                       --                   29,502
  -----------          -----------            -----------             -----------                --------         --------------

  $34,195,750           60,785,764             25,501,871              83,957,861                 470,232          1,172,622,101
  -----------          -----------            -----------             -----------                --------         --------------

        3,008                5,278                  2,245                   7,463                      41                103,105
          428                  750                    313                   1,048                       6                 14,553
  -----------          -----------            -----------             -----------                --------         --------------

        3,436                6,028                  2,558                   8,511                      47                117,658
  -----------          -----------            -----------             -----------                --------         --------------

  $34,192,314          $60,779,736            $25,499,313             $83,949,350                $470,185         $1,172,504,443
  ===========          ===========            ===========             ===========                ========         ==============

                       See Notes to Financial Statements

                                      -7-

                             THE TRAVELERS FUND BD
                             FOR VARIABLE ANNUITIES

                      STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2001

                                                                                                       GLOBAL
                                                                              PREMIER GROWTH         GROWTH FUND-     GROWTH FUND -
                                                     AIM V.I. VALUE FUND    PORTFOLIO - CLASS B        CLASS 2           CLASS 2
                                                     -------------------    -------------------      -----------      -------------

Investment Income:
  Dividends .........................................     $     870              $   --               $  1,051           $   3,298
                                                          ---------              --------             --------           ---------

EXPENSES:
  Insurance charges .................................         6,498                 1,149                2,242               6,627
  Administrative fees ...............................           903                   154                  324                 894
                                                          ---------              --------             --------           ---------

    Total expenses ..................................         7,401                 1,303                2,566               7,521
                                                          ---------              --------             --------           ---------

      Net investment income (loss) ..................        (6,531)               (1,303)              (1,515)             (4,223)
                                                          ---------              --------             --------           ---------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ......................        13,205                 1,673               12,891             188,629
    Realized gain (loss) on sale of investments .....      (168,074)                  990                 (592)           (112,796)
                                                          ---------              --------             --------           ---------

      Realized gain (loss) ..........................      (154,869)                2,663               12,299              75,833
                                                          ---------              --------             --------           ---------

    Change in unrealized gain (loss)
      on investments ................................       (85,223)               21,663                3,846            (150,549)
                                                          ---------              --------             --------           ---------

    Net increase (decrease) in net assets
      resulting from operations ........................  $(246,623)             $ 23,023             $ 14,630           $ (78,939)
                                                          =========              ========             ========           =========

                       See Notes to Financial Statements

                                      -8-

                             THE TRAVELERS FUND BD
                             FOR VARIABLE ANNUITIES

                      STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2001

 GROWTH -INCOME      SMALL CAP PORTFOLIO-    EQUITY INDEX PORTFOLIO     FUNDAMENTAL VALUE
 FUND - CLASS 2         INITIAL CLASS         - CLASS II SHARES             PORTFOLIO           INVESTORS FUND     TOTAL RETURN FUND
 --------------      -------------------     ----------------------     -----------------       --------------     -----------------

    $  33,805            $  18,154                 $  13,718               $  1,023,028           $  47,565            $ 31,985
    ---------            ---------                 ---------               ------------           ---------            --------

       14,459               45,359                    23,018                  1,594,845              48,981              14,489
        1,997                6,497                     3,320                    226,473               6,905               2,037
    ---------            ---------                 ---------               ------------           ---------            --------

       16,456               51,856                    26,338                  1,821,318              55,886              16,526
    ---------            ---------                 ---------               ------------           ---------            --------

       17,349              (33,702)                  (12,620)                  (798,290)             (8,321)             15,459
    ---------            ---------                 ---------               ------------           ---------            --------

      189,595              255,087                      --                   15,111,364              52,569                --
     (172,944)            (694,337)                  (81,168)                 6,635,695              45,762                 871
    ---------            ---------                 ---------               ------------           ---------            --------

       16,651             (439,250)                  (81,168)                21,747,059              98,331                 871
    ---------            ---------                 ---------               ------------           ---------            --------

     (144,494)              20,775                  (184,633)               (31,848,072)           (292,693)            (35,070)
    ---------            ---------                 ---------               ------------           ---------            --------

    $(110,494)           $(452,177)                $(278,421)              $(10,899,303)          $(202,683)           $(18,740)
    =========            =========                 =========               ============           =========            ========

                       See Notes to Financial Statements

                                      -9-

                             THE TRAVELERS FUND BD
                             FOR VARIABLE ANNUITIES

                      STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2001

                                                    SELECT BALANCED     SELECT CONSERVATIVE     SELECT GROWTH    SELECT HIGH GROWTH
                                                       PORTFOLIO             PORTFOLIO            PORTFOLIO           PORTFOLIO
                                                    ---------------     -------------------     -------------    ------------------

Investment Income:
  Dividends .........................................  $ 224,012              $ 83,954            $    --            $  58,055
                                                       ---------              --------            ---------          ---------

EXPENSES:
  Insurance charges .................................     64,636                 4,680               61,979             12,376
  Administrative fees ...............................      9,054                   667                8,243              1,703
                                                       ---------              --------            ---------          ---------

    Total expenses ..................................     73,690                 5,347               70,222             14,079
                                                       ---------              --------            ---------          ---------

      Net investment income (loss) ..................    150,322                78,607              (70,222)            43,976
                                                       ---------              --------            ---------          ---------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ......................    184,862                 8,661                 --               53,734
    Realized gain (loss) on sale of investments .....     32,067               (71,794)              25,394                448
                                                       ---------              --------            ---------          ---------

      Realized gain (loss) ..........................    216,929               (63,133)              25,394             54,182
                                                       ---------              --------            ---------          ---------

Change in unrealized gain (loss)
  on investments ....................................   (546,822)                1,312             (622,501)          (268,931)
                                                       ---------              --------            ---------          ---------

Net increase (decrease) in net assets
  resulting from operations .........................  $(179,571)             $ 16,786            $(667,329)         $(170,773)
                                                       =========              ========            =========          =========

                       See Notes to Financial Statements

                                      -10-

                             THE TRAVELERS FUND BD
                             FOR VARIABLE ANNUITIES

                      STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2001

                                                               SMITH BARNEY PREMIER
  SELECT INCOME      GROWTH AND INCOME     SMITH BARNEY LARGE   SELECTIONS ALL CAP    CONVERTIBLE BOND   DISCIPLINED MID CAP
     PORTFOLIO            PORTFOLIO        CAP CORE PORTFOLIO    GROWTH PORTFOLIO         PORTFOLIO        STOCK PORTFOLIO
 -------------      -----------------     ------------------   ------------------    ----------------   -------------------

      $62,016                $  --               $    --              $    --             $  64,676           $  19,197
      -------                -----               -------              -------             ---------           ---------

        2,800                   28                   972                1,084                33,389              70,069
          389                    4                   142                  146                 4,724               9,792
      -------                -----               -------              -------             ---------           ---------

        3,189                   32                 1,114                1,230                38,113              79,861
      -------                -----               -------              -------             ---------           ---------

       58,827                  (32)               (1,114)              (1,230)               26,563             (60,664)
      -------                -----               -------              -------             ---------           ---------

         --                   --                    --                   --                 138,740             471,893
      (83,817)                   7                   (51)              (1,262)              (52,351)           (139,219)
      -------                -----               -------              -------             ---------           ---------

      (83,817)                   7                   (51)              (1,262)               86,389             332,674
      -------                -----               -------              -------             ---------           ---------

       39,893                  596                (5,476)                 787              (281,342)           (676,457)
      -------                -----               -------              -------             ---------           ---------

      $14,903                $ 571               $(6,641)             $(1,705)            $(168,390)          $(404,447)
      =======                =====               =======              =======             =========           =========

                       See Notes to Financial Statements

                                      -11-

                              THE TRAVELERS FUND BD
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2001

                                                 DISCIPLINED SMALL CAP      MFS EMERGING        MFS RESEARCH       STRATEGIC STOCK
                                                   STOCK PORTFOLIO        GROWTH PORTFOLIO        PORTFOLIO           PORTFOLIO
                                                 ----------------------   ----------------      ------------       ---------------

INVESTMENT INCOME:
  Dividends .....................................      $   1,536            $         --         $     1,632           $ 37,543
                                                       ---------            ------------         -----------           --------

EXPENSES:
  Insurance charges .............................         10,079                 472,958              47,140              8,395
  Administrative fees ...........................          1,411                  66,450               6,603              1,216
                                                       ---------            ------------         -----------           --------

    Total expenses ..............................         11,490                 539,408              53,743              9,611
                                                       ---------            ------------         -----------           --------

       Net investment income (loss) .............         (9,954)               (539,408)            (52,111)            27,932
                                                       ---------            ------------         -----------           --------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ..................         42,509               8,819,542             256,985              8,747
    Realized gain (loss) on sale of investments .       (128,558)               (539,547)           (327,708)           (67,213)
                                                       ---------            ------------         -----------           --------

      Realized gain (loss) ......................        (86,049)              8,279,995             (70,723)           (58,466)
                                                       ---------            ------------         -----------           --------

    Change in unrealized gain (loss)
      on investments ............................        (38,034)            (32,831,555)         (1,287,890)           (44,117)
                                                       ---------            ------------         -----------           --------

Net increase (decrease) in net assets
  resulting from operations .....................      $(134,037)           $(25,090,968)        $(1,410,724)          $(74,651)
                                                       =========            ============         ===========           ========

                       See Notes to Financial Statements

                                      -12-

                              THE TRAVELERS FUND BD
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2001

                                                                                            SALOMON BROTHERS
      AIM CAPITAL        ALLIANCE GROWTH      MFS TOTAL RETURN        PUTNAM DIVERSIFIED    GLOBAL HIGH YIELD     SMITH BARNEY HIGH
APPRECIATION PORTFOLIO      PORTFOLIO             PORTFOLIO            INCOME PORTFOLIO         PORTFOLIO          INCOME PORTFOLIO
----------------------  ----------------      ----------------     ---------------------    -----------------     -----------------

      $         --          $     651,961         $  4,128,506            $ 4,210,652           $ 665,809            $ 4,819,909
      ------------          -------------         ------------            -----------           ---------            -----------

         1,166,154              3,525,596            1,589,004                582,557             111,110                439,926
           165,223                497,445              223,755                 81,512              15,578                 61,752
      ------------          -------------         ------------            -----------           ---------            -----------

         1,331,377              4,023,041            1,812,759                664,069             126,688                501,678
      ------------          -------------         ------------            -----------           ---------            -----------

        (1,331,377)            (3,371,080)           2,315,747              3,546,583             539,121              4,318,231
      ------------          -------------         ------------            -----------           ---------            -----------

        28,836,970             48,112,749            5,137,696                     --                  --                     --
         1,833,398             15,339,487            6,201,576             (1,590,284)           (343,716)            (2,956,383)
      ------------          -------------         ------------            -----------           ---------            -----------

        30,670,368             63,452,236           11,339,272             (1,590,284)           (343,716)            (2,956,383)
      ------------          -------------         ------------            -----------           ---------            -----------

       (65,304,071)          (112,092,471)         (15,925,178)              (250,946)            339,035              (3,204,234)
      ------------          -------------         ------------            -----------           ---------            -----------

      $(35,965,080)         $ (52,011,315)        $ (2,270,159)           $ 1,705,353           $ 534,440            $(1,842,476)
      ============          =============         ============            ===========           =========            ===========

                       See Notes to Financial Statements

                                      -13-

                              THE TRAVELERS FUND BD
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2001

                                                       SMITH BARNEY        SMITH BARNEY      SMITH BARNEY LARGE     SMITH BARNEY
                                                  INTERNATIONAL ALL CAP      LARGE CAP      CAPITALIZATION GROWTH   MONEY  MARKET
                                                    GROWTH PORTFOLIO      VALUE PORTFOLIO         PORTFOLIO           PORTFOLIO
                                                  ---------------------   ---------------   ---------------------   -------------

INVESTMENT INCOME:
  Dividends .....................................     $         --          $  1,757,852         $        --          $2,098,841
                                                      ------------          ------------         -----------          ----------

EXPENSES:
  Insurance charges .............................          915,013             1,376,668             399,569             626,303
  Administrative fees ...........................          129,104               194,091              56,851              89,161
                                                      ------------          ------------         -----------          ----------

    Total expenses ..............................        1,044,117             1,570,759             456,420             715,464
                                                      ------------          ------------         -----------          ----------

      Net investment income (loss) ..............       (1,044,117)              187,093            (456,420)          1,383,377
                                                      ------------          ------------         -----------          ----------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ..................               --             4,517,250                  --                  --
    Realized gain (loss) on sale of investments..       (2,310,740)            5,809,577             117,460                  --
                                                      ------------          ------------         -----------          ----------

      Realized gain (loss) ......................       (2,310,740)           10,326,827             117,460                  --
                                                      ------------          ------------         -----------          ----------

  Change in unrealized gain (loss)
    on investments ..............................      (33,751,849)          (23,743,172)         (5,837,463)                 --
                                                      ------------          ------------         -----------          ----------

Net increase (decrease) in net assets
  resulting from operations .....................     $(37,106,706)         $(13,229,252)        $(6,176,423)         $1,383,377
                                                      ============          ============         ===========          ==========

                       See Notes to Financial Statements

                                      -14-

                              THE TRAVELERS FUND BD
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2001

                                                  SMITH BARNEY SMALL
 SMITH BARNEY      TRAVELERS        VAN KAMPEN        CAP GROWTH
 PACIFIC BASIN   MANAGED INCOME     ENTERPRISE      OPPORTUNITIES
   PORTFOLIO       PORTFOLIO         PORTFOLIO         PORTFOLIO          COMBINED
 -------------   --------------     ----------     -----------------      --------

  $        --     $ 1,037,664      $         --         $    --          $  21,097,289
  -----------     -----------      ------------         -------          -------------

       18,025         280,906         1,085,873           1,832             14,666,788
        2,507          39,208           152,372             264              2,068,871
  -----------     -----------      ------------         -------          -------------

       20,532         320,114         1,238,245           2,096             16,735,659
  -----------     -----------      ------------         -------          -------------

      (20,532)        717,550        (1,238,245)         (2,096)             4,361,630
  -----------     -----------      ------------         -------          -------------

           --              --        26,569,710              --            138,985,061
   (1,631,288)        848,575        (3,159,936)         (1,178)            22,256,351
  -----------     -----------      ------------         -------          -------------

   (1,631,288)        848,575        23,409,774          (1,178)           161,241,412
  -----------     -----------      ------------         -------          -------------

    1,327,252        (410,076)      (53,354,270)          7,354           (381,455,166)
  -----------     -----------      ------------         -------          -------------

  $  (324,568)    $ 1,156,049      $(31,182,741)        $ 4,080          $(215,852,124)
  ===========     ===========      ============         =======          =============

                       See Notes to Financial Statements

                                      -15-

                              THE TRAVELERS FUND BD
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF CHANGES IN NET ASSETS
                  FOR THE YEAR ENDED DECEMBER 31, 2001 AND 2002

                                                                                    PREMIER GROWTH            GLOBAL GROWTH FUND -
                                                      AIM V.I. VALUE FUND         PORTFOLIO - CLASS B               CLASS 2
                                                  ------------------------     ------------------------    -----------------------
                                                     2001           2000          2001           2000          2001          2000
                                                     ----           ----          ----           ----          ----          ----

OPERATIONS:
  Net investment income (loss) ...............   $    (6,531)     $    --      $  (1,303)      $    --     $  (1,515)      $    --
  Realized gain (loss) .......................      (154,869)          --          2,663            --        12,299            --
  Change in unrealized gain (loss)
    on investments ...........................       (85,223)          --         21,663            --         3,846            --
                                                 -----------      -------      ---------       -------     ---------       -------

    Net increase (decrease) in net assets
      resulting from operations ..............      (246,623)          --         23,023            --        14,630            --
                                                 -----------      -------      ---------       -------     ---------       -------

UNIT TRANSACTIONS:
  Participant purchase payments ..............         2,365           --            606            --           280            --
  Participant transfers from other
    Travelers accounts .......................     1,927,080           --        497,347            --       746,613            --
  Administrative charges .....................           (26)          --             (2)           --           (22)           --
  Contract surrenders ........................      (155,509)          --        (53,861)           --       (16,239)           --
  Participant transfers to other
    Travelers accounts .......................      (879,273)          --        (23,737)           --        (5,140)           --
  Other payments to participants .............            --           --             --            --          --              --
                                                 -----------      -------      ---------       -------     ---------       -------

    Net increase (decrease) in net assets
      resulting from unit transactions .......       894,637           --        420,353            --       725,492            --
                                                 -----------      -------      ---------       -------     ---------       -------

      Net increase (decrease) in net assets ..       648,014           --        443,376            --       740,122            --

NET ASSETS:
  Beginning of year ..........................            --           --             --            --            --            --
                                                 -----------      -------      ---------       -------     ---------       -------
  End of year ................................   $   648,014      $    --      $ 443,376       $    --     $ 740,122       $    --
                                                 ===========      =======      =========       =======     =========       =======

                       See Notes to Financial Statements

                                      -16-

                              THE TRAVELERS FUND BD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                  FOR THE YEAR ENDED DECEMBER 31, 2001 AND 2002

                                    GROWTH-INCOME FUND -         SMALL CAP PORTFOLIO -           EQUITY INDEX PORTFOLIO -
    GROWTH FUND - CLASS 2                CLASS 2                    INITIAL CLASS                    CLASS II SHARES
 -------------------------    ---------------------------   ------------------------------    ----------------------------
     2001            2000          2001           2000           2001            2000             2001            2000
     ----            ----          ----           ----           ----            ----             ----            ----

 $    (4,223)      $    --     $    17,349       $    --     $   (33,702)     $   (30,561)    $   (12,620)     $   (21,443)
      75,833            --          16,651            --        (439,250)       2,216,400         (81,168)          26,308

    (150,549)           --        (144,494)           --          20,775       (1,883,142)       (184,633)        (254,884)
 -----------       -------     -----------       -------     -----------      -----------     -----------      -----------

     (78,939)           --        (110,494)           --        (452,177)         302,697        (278,421)        (250,019)
 -----------       -------     -----------       -------     -----------      -----------     -----------      -----------

       1,811            --           9,419            --          91,110          134,547             735          198,582

   2,269,234            --       4,538,997            --       1,383,286        3,058,028       1,375,266          967,685
         (91)           --            (231)           --            (659)            (386)           (304)            (178)
     (51,637)           --        (424,667)           --        (989,646)        (580,252)       (128,321)        (572,648)

    (415,384)           --      (1,008,897)           --        (822,097)        (634,138)       (351,556)        (178,847)
          --            --              --            --         (79,468)         (89,424)        (13,164)          (2,798)
 -----------       -------     -----------       -------     -----------      -----------     -----------      -----------

   1,803,933            --       3,114,621            --        (417,474)       1,888,375         882,656          411,796
 -----------       -------     -----------       -------     -----------      -----------     -----------      -----------

   1,724,994            --       3,004,127            --        (869,651)       2,191,072         604,235          161,777

          --            --            --              --       4,712,384        2,521,312       2,142,497        1,980,720
 -----------       -------     -----------       -------     -----------      -----------     -----------      -----------
 $ 1,724,994       $    --     $ 3,004,127       $    --     $ 3,842,733      $ 4,712,384     $ 2,746,732      $ 2,142,497
 ===========       =======     ===========       =======     ===========      ===========     ===========      ===========

                       See Notes to Financial Statements

                                      -17-

                              THE TRAVELERS FUND BD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                  FOR THE YEAR ENDED DECEMBER 31, 2001 AND 2002

                                              FUNDAMENTAL VALUE PORTFOLIO          INVESTORS FUND              TOTAL RETURN FUND
                                              ----------------------------   --------------------------   --------------------------
                                                   2001          2000           2001           2000          2001          2000
                                                   ----          ----           ----           ----          ----          ----

OPERATIONS:
  Net investment income (loss) ............  $    (798,290)  $   1,006,258   $    (8,321)   $   (10,574)  $    15,459   $    19,394
  Realized gain (loss) ....................     21,747,059      17,321,355        98,331        150,559           871         3,243
  Change in unrealized gain (loss)
    on investments ........................    (31,848,072)     11,174,939      (292,693)       186,378       (35,070)       38,751
                                             -------------   -------------   -----------    -----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from operations ...........    (10,899,303)     29,502,552      (202,683)       326,363       (18,740)       61,388
                                             -------------   -------------   -----------    -----------   -----------   -----------

UNIT TRANSACTIONS:
  Participant purchase payments ...........        464,791         631,987        26,864        100,259         6,250       103,563
  Participant transfers from other
    Travelers accounts ....................     10,871,876       4,462,809     5,511,264        685,079       717,551       105,738
  Administrative charges ..................        (26,459)        (20,964)         (743)          (167)         (198)          (83)
  Contract surrenders .....................    (27,757,263)    (24,133,980)     (950,296)      (390,118)     (140,124)     (107,353)
  Participant transfers to other
    Travelers accounts ....................     (8,023,128)     (6,455,366)     (623,692)      (202,227)      (46,400)      (25,932)
  Other payments to participants ..........     (2,329,674)     (2,579,952)      (33,976)       (34,887)      (22,721)       (1,827)
                                             -------------   -------------   -----------    -----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ....    (26,799,857)    (28,095,466)    3,929,421        157,939       514,358        74,106
                                             -------------   -------------   -----------    -----------   -----------   -----------

      Net increase (decrease) in net assets    (37,699,160)      1,407,086     3,726,738        484,302       495,618       135,494

NET ASSETS:
  Beginning of year .......................    170,572,186     169,165,100     2,740,389      2,256,087     1,014,439       878,945
                                             -------------   -------------   -----------    -----------   -----------   -----------
  End of year .............................  $ 132,873,026   $ 170,572,186   $ 6,467,127    $ 2,740,389   $ 1,510,057   $ 1,014,439
                                             =============   =============   ===========    ===========   ===========   ===========

                       See Notes to Financial Statements

                                      -18-

                              THE TRAVELERS FUND BD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                  FOR THE YEAR ENDED DECEMBER 31, 2001 AND 2002

SELECT BALANCED PORTFOLIO    SELECT CONSERVATIVE PORTFOLIO    SELECT GROWTH PORTFOLIO    SELECT HIGH GROWTH PORTFOLIO
-------------------------    -----------------------------  --------------------------   ----------------------------
   2001            2000           2001           2000            2001          2000           2001           2000
   ----            ----           ----           ----            ----          ----           ----           ----

$   150,322    $   110,231    $    78,607    $    64,839    $   (70,222)   $    90,314    $    43,976    $    18,435
    216,929        302,402        (63,133)        41,636         25,394        363,244         54,182        124,667

   (546,822)      (205,669)         1,312        (54,383)      (622,501)      (875,006)      (268,931)      (262,931)
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

   (179,571)       206,964         16,786         52,092       (667,329)      (421,448)      (170,773)      (119,829)
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

         --         77,929            (10)            --             --         49,097             --             --

  2,092,745         77,288         34,089          8,574         51,354         94,618          6,190         29,044
     (1,581)        (1,134)            --           (271)        (1,133)        (1,001)          (320)          (338)
   (906,038)      (292,810)      (149,266)       (45,726)      (396,696)      (692,610)       (73,950)       (64,107)

   (446,387)      (284,600)    (1,353,250)      (325,769)      (124,412)      (149,462)       (33,711)      (222,861)
   (329,456)      (269,440)            --        (83,731)      (130,631)       (59,778)       (13,316)       (42,732)
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

    409,283       (692,767)    (1,468,437)      (446,923)      (601,518)      (759,136)      (115,107)      (300,994)
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

    229,712       (485,803)    (1,451,651)      (394,831)    (1,268,847)    (1,180,584)      (285,880)      (420,823)

  5,645,206      6,131,009      1,451,651      1,846,482      6,380,614      7,561,198      1,330,257      1,751,080
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
$ 5,874,918    $ 5,645,206    $        --    $ 1,451,651    $ 5,111,767    $ 6,380,614    $ 1,044,377    $ 1,330,257
===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========

                       See Notes to Financial Statements

                                      -19-

                              THE TRAVELERS FUND BD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                  FOR THE YEAR ENDED DECEMBER 31, 2001 AND 2002

                                                                                                            SMITH BARNEY LARGE CAP
                                               SELECT INCOME PORTFOLIO      GROWTH AND INCOME PORTFOLIO        CORE PORTFOLIO
                                               ------------------------     ---------------------------   ------------------------
                                                  2001          2000             2001          2000           2001         2000
                                                  ----          ----             ----          ----           ----         ----

OPERATIONS:
  Net investment income (loss) ............   $  58,827    $    50,364        $    (32)      $    --       $  (1,114)    $    --
  Realized gain (loss) ....................     (83,817)         9,778               7            --             (51)         --
  Change in unrealized gain (loss)
    on investments ........................      39,893        (34,144)            596            --          (5,476)         --
                                              ---------    -----------        --------       -------       ---------     -------

    Net increase (decrease) in net assets
      resulting from operations ...........      14,903         25,998             571            --          (6,641)         --
                                              ---------    -----------        --------       -------       ---------     -------

UNIT TRANSACTIONS:
  Participant purchase payments ...........          --          3,288              (5)           --             224          --
  Participant transfers from other
    Travelers accounts ....................       8,400           (104)         23,809            --         401,184          --
  Administrative charges ..................          --            (98)             --            --              --          --
  Contract surrenders .....................      (9,607)       (42,002)             --            --              --          --
  Participant transfers to other
    Travelers accounts ....................    (905,665)      (236,929)             --            --              --          --
  Other payments to participants ..........          --             --              --            --              --          --
                                              ---------    -----------        --------       -------       ---------     -------

    Net increase (decrease) in net assets
      resulting from unit transactions ....    (906,872)      (275,845)         23,804            --         401,408          --
                                              ---------    -----------        --------       -------       ---------     -------

      Net increase (decrease) in net assets    (891,969)      (249,847)         24,375            --         394,767          --

NET ASSETS:
  Beginning of year .......................     891,969      1,141,816            --              --            --            --
                                              ---------    -----------        --------       -------       ---------     -------
  End of year .............................   $      --    $   891,969        $ 24,375       $    --       $ 394,767     $    --
                                              =========    ===========        ========       =======       =========     =======

                       See Notes to Financial Statements

                                      -20-

                              THE TRAVELERS FUND BD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                  FOR THE YEAR ENDED DECEMBER 31, 2001 AND 2002

SMITH BARNEY PREMIER SELECTIONS           CONVERTIBLE                DISCIPLINED MID CAP            DISCIPLINED SMALL CAP
   ALL CAP GROWTH PORTFOLIO              BOND PORTFOLIO                STOCK PORTFOLIO                 STOCK PORTFOLIO
-------------------------------    -------------------------      ---------------------------     -------------------------
      2001          2000              2001           2000             2001           2000             2001           2000
      ----          ----              ----           ----             ----           ----             ----           ----

   $  (1,230)     $    --         $    26,563    $    10,488      $   (60,664)   $   (42,543)     $    (9,954)   $   (13,083)
      (1,262)          --              86,389        108,870          332,674        264,539          (86,049)       103,509

         787           --            (281,342)        (5,664)        (676,457)       199,123          (38,034)      (114,712)
   ---------      -------         -----------    -----------      -----------    -----------      -----------    -----------

      (1,705)          --            (168,390)       113,694         (404,447)       421,119         (134,037)       (24,286)
   ---------      -------         -----------    -----------      -----------    -----------      -----------    -----------

         219           --               3,713        131,251           43,755        132,424              188         73,515

     316,247           --           3,269,569        846,436        3,692,690      3,543,109          300,013        780,528
          (6)          --                (437)          (173)          (1,234)          (670)            (211)          (132)
     (24,264)          --            (462,538)      (117,880)        (701,178)      (806,248)        (263,836)      (320,904)

          --           --          (1,107,633)      (198,010)      (1,367,845)      (423,238)      (1,146,628)      (199,574)
          --           --             (19,393)       (14,492)         (71,846)       (18,296)              --             --
   ---------      -------         -----------    -----------      -----------    -----------      -----------    -----------

     292,196           --           1,683,281        647,132        1,594,342      2,427,081       (1,110,474)       333,433
   ---------      -------         -----------    -----------      -----------    -----------      -----------    -----------

     290,491           --           1,514,891        760,826        1,189,895      2,848,200       (1,244,511)       309,147

        --             --           1,708,872        948,046        5,440,737      2,592,537        1,244,511        935,364
   ---------      -------         -----------    -----------      -----------    -----------      -----------    -----------
   $ 290,491      $    --         $ 3,223,763    $ 1,708,872      $ 6,630,632    $ 5,440,737      $        --    $ 1,244,511
   =========      =======         ===========    ===========      ===========    ===========      ===========    ===========

                       See Notes to Financial Statements

                                      -21-

                              THE TRAVELERS FUND BD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                  FOR THE YEAR ENDED DECEMBER 31, 2001 AND 2002

                                              MFS EMERGING GROWTH PORTFOLIO     MFS RESEARCH PORTFOLIO     STRATEGIC STOCK PORTFOLIO
                                              -----------------------------  ---------------------------   -------------------------
                                                   2001            2000          2001           2000           2001         2000
                                                   ----            ----          ----           ----           ----         ----

OPERATIONS:
  Net investment income (loss) ............   $   (539,408)   $ (1,145,029)  $   (52,111)   $   (89,188)   $    27,932    $   8,080
  Realized gain (loss) ....................      8,279,995      11,342,900       (70,723)       422,490        (58,466)      51,212
  Change in unrealized gain (loss)
    on investments ........................    (32,831,555)    (30,805,354)   (1,287,890)      (875,287)       (44,117)      18,062
                                              ------------    ------------   -----------    -----------    -----------    ---------

  Net increase (decrease) in net assets
    resulting from operations .............    (25,090,968)    (20,607,483)   (1,410,724)      (541,985)       (74,651)      77,354
                                              ------------    ------------   -----------    -----------    -----------    ---------

UNIT TRANSACTIONS:
  Participant purchase payments ...........        105,637       1,567,898         6,487        116,603          8,136       29,901
  Participant transfers from other
    Travelers accounts ....................      1,777,216      14,045,592       524,547      2,685,083        595,198      156,560
  Administrative charges ..................         (9,266)         (8,960)         (864)          (872)          (146)         (80)
  Contract surrenders .....................     (6,544,989)    (12,798,179)     (698,557)    (1,446,460)      (284,785)    (125,107)
  Participant transfers to other
    Travelers accounts ....................     (7,248,003)     (6,878,173)   (1,236,343)      (811,794)    (1,036,654)    (190,897)
  Other payments to participants ..........       (476,474)     (1,005,171)      (41,088)      (147,033)       (43,761)     (13,695)
                                              ------------    ------------   -----------    -----------    -----------    ---------

    Net increase (decrease) in net assets
      resulting from unit transactions ....    (12,395,879)     (5,076,993)   (1,445,818)       395,527       (762,012)    (143,318)
                                              ------------    ------------   -----------    -----------    -----------    ---------

      Net increase (decrease) in net assets    (37,486,847)    (25,684,476)   (2,856,542)      (146,458)      (836,663)     (65,964)

NET ASSETS:
  Beginning of year .......................     71,575,063      97,259,539     6,256,175      6,402,633        836,663      902,627
                                              ------------    ------------   -----------    -----------    -----------    ---------
  End of year .............................   $ 34,088,216    $ 71,575,063   $ 3,399,633    $ 6,256,175    $      --      $ 836,663
                                              ============    ============   ===========    ===========    ===========    =========

                       See Notes to Financial Statements

                                      -22-

                              THE TRAVELERS FUND BD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                  FOR THE YEAR ENDED DECEMBER 31, 2001 AND 2002

   AIM CAPITAL APPRECIATION                                                                         PUTNAM DIVERSIFIED INCOME
           PORTFOLIO               ALLIANCE GROWTH  PORTFOLIO      MFS TOTAL RETURN PORTFOLIO               PORTFOLIO
-------------------------------   ------------------------------  ------------------------------   -----------------------------
     2001              2000           2001             2000            2001             2000           2001            2000
     ----              ----           ----             ----            ----             ----           ----            ----

$  (1,331,377)   $  (2,338,602)  $  (3,371,080)   $  (5,970,799)  $   2,315,747    $   2,532,491   $  3,546,583    $  4,984,294
   30,670,368       17,353,036      63,452,236       83,207,075      11,339,272       12,660,683     (1,590,284)       (798,684)

  (65,304,071)     (33,745,336)   (112,092,471)    (179,302,109)    (15,925,178)       7,672,706       (250,946)     (5,256,814)
-------------    -------------   -------------    -------------   -------------    -------------   ------------    ------------

  (35,965,080)     (18,730,902)    (52,011,315)    (102,065,833)     (2,270,159)      22,865,880      1,705,353      (1,071,204)
-------------    -------------   -------------    -------------   -------------    -------------   ------------    ------------

      339,796        1,639,773         492,674        3,641,103         386,828        1,176,205         90,779         301,524

    2,109,212       12,575,691       6,124,724       16,582,890      12,628,149        3,854,693      1,549,487       1,285,961
      (26,692)         (23,941)        (62,168)         (54,056)        (25,592)         (19,922)        (9,204)         (8,033)
  (16,161,832)     (25,186,004)    (59,168,260)     (87,191,911)    (26,391,063)     (25,656,731)   (10,947,706)     (9,341,058)

  (10,334,629)      (6,527,272)    (32,582,838)     (17,922,123)     (9,863,452)     (10,160,804)    (3,838,674)     (4,763,688)
   (1,334,880)      (1,977,185)     (3,999,860)      (8,265,273)     (2,459,341)      (3,726,357)    (1,081,408)       (843,490)
-------------    -------------   -------------    -------------   -------------    -------------   ------------    ------------

  (25,409,025)     (19,498,938)    (89,195,728)     (93,209,370)    (25,724,471)     (34,532,916)   (14,236,726)    (13,368,784)
-------------    -------------   -------------    -------------   -------------    -------------   ------------    ------------

  (61,374,105)     (38,229,840)   (141,207,043)    (195,275,203)    (27,994,630)     (11,667,036)   (12,531,373)    (14,439,988)

  150,714,687      188,944,527     402,078,344      597,353,547     163,785,568      175,452,604     60,385,187      74,825,175
-------------    -------------   -------------    -------------   -------------    -------------   ------------    ------------
$  89,340,582    $ 150,714,687   $ 260,871,301    $ 402,078,344   $ 135,790,938    $ 163,785,568   $ 47,853,814    $ 60,385,187
=============    =============   =============    =============   =============    =============   ============    ============

                       See Notes to Financial Statements

                                      -23-

                              THE TRAVELERS FUND BD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                  FOR THE YEAR ENDED DECEMBER 31, 2001 AND 2002

                                                  SALOMON BROTHERS GLOBAL       SMITH  BARNEY HIGH       SMITH BARNEY INTERNATIONAL
                                                    HIGH YIELD PORFOLIO          INCOME PORTFOLIO        ALL CAP GROWTH PORTFOLIO
                                                  -----------------------  --------------------------  ---------------------- -----
                                                    2001         2000          2001           2000           2001           2000
                                                    ----         ----          ----           ----           ----           ----

OPERATIONS:
  Net investment income (loss) .............. $   539,121   $   841,779   $  4,318,231   $  4,665,114   $ (1,044,117)  $   (895,884)
  Realized gain (loss) ......................    (343,716)     (567,550)    (2,956,383)    (1,237,449)    (2,310,740)    19,610,248
  Change in unrealized gain (loss)
    on investments ..........................     339,035       244,979     (3,204,324)    (8,686,843)   (33,751,849)   (62,895,901)
                                              -----------   -----------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .............     534,440       519,208     (1,842,476)    (5,259,178)   (37,106,706)   (44,181,537)
                                              -----------   -----------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .............      44,172        84,390         67,745        188,783         86,550      1,486,538
  Participant transfers from other
    Travelers accounts ......................     288,396       269,111      2,722,280      3,399,602     26,161,138     44,579,811
  Administrative charges ....................      (1,996)       (1,574)        (7,564)        (7,218)       (18,352)       (17,714)
  Contract surrenders .......................  (2,658,124)   (3,145,155)    (7,493,661)   (10,650,120)   (15,672,362)   (22,570,291)
  Participant transfers to other
    Travelers accounts ......................    (514,123)     (873,778)    (4,240,225)    (8,655,962)   (29,462,071)   (45,871,614)
  Other payments to participants ............    (130,410)     (161,293)    (1,247,792)    (1,175,133)    (1,294,804)    (2,152,708)
                                              -----------   -----------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ......  (2,972,085)   (3,828,299)   (10,199,217)   (16,900,048)   (20,199,901)   (24,545,978)
                                              -----------   -----------   ------------   ------------   ------------   ------------

      Net increase (decrease) in net assets .  (2,437,645)   (3,309,091)   (12,041,693)   (22,159,226)   (57,306,607)   (68,727,515)

NET ASSETS:
  Beginning of year .........................  11,607,693    14,916,784     46,217,549     68,376,775    121,824,662    190,552,177
                                              -----------   -----------   ------------   ------------   ------------   ------------
  End of year ............................... $ 9,170,048   $11,607,693   $ 34,175,856   $ 46,217,549   $ 64,518,055   $121,824,662
                                              ===========   ===========   ============   ============   ============   ============

                       See Notes to Financial Statements

                                      -24-

                              THE TRAVELERS FUND BD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                  FOR THE YEAR ENDED DECEMBER 31, 2001 AND 2002

        SMITH BARNEY LARGE       SMITH BARNEY LARGE CAPITALIZATION      SMITH BARNEY MONEY            SMITH BARNEY PACIFIC
       CAP VALUE PORTFOLIO                GROWTH PORTFOLIO                MARKET PORTFOLIO               BASIN PORTFOLIO
-------------------------------   -------------------------------- ----------------------------   -----------------------------
       2001             2000            2001            2000            2001           2000            2001            2000
       ----             ----            ----            ----            ----           ----            ----            ----

 $     187,093    $     122,152    $   (456,420)   $   (615,030)   $  1,383,377    $  2,635,307    $   (20,532)   $   (103,195)
    10,326,827       10,947,666         117,460       1,787,588            --              --       (1,631,288)        625,363

   (23,743,172)       5,036,930      (5,837,463)     (5,300,181)           --              --        1,327,252      (8,970,188)
 -------------    -------------    ------------    ------------    ------------    ------------    -----------    ------------

   (13,229,252)      16,106,748      (6,176,423)     (4,127,623)      1,383,377       2,635,307       (324,568)     (8,448,020)
 -------------    -------------    ------------    ------------    ------------    ------------    -----------    ------------

       306,121        1,027,949         195,568       1,449,722          61,948       1,358,613            740         157,423

     5,295,479        4,212,882       5,246,483      12,942,165      80,919,797      76,398,256         23,812       1,690,051
       (21,719)         (16,743)         (5,779)         (4,356)         (7,070)         (6,065)           (32)         (1,340)
   (21,911,302)     (21,007,561)     (5,292,132)     (7,790,488)    (27,490,584)    (23,912,431)      (324,358)     (1,907,967)

    (7,094,386)     (13,667,699)     (5,152,340)     (3,062,391)    (42,004,302)    (67,330,274)    (5,461,040)     (1,603,609)
    (1,853,227)      (2,864,199)       (368,619)       (441,484)     (1,397,375)     (3,029,639)      (105,924)       (147,908)
 -------------    -------------    ------------    ------------    ------------    ------------    -----------    ------------

   (25,279,034)     (32,315,371)     (5,376,819)      3,093,168      10,082,414     (16,521,540)    (5,866,802)     (1,813,350)
 -------------    -------------    ------------    ------------    ------------    ------------    -----------    ------------

   (38,508,286)     (16,208,623)    (11,553,242)     (1,034,455)     11,465,791     (13,886,233)    (6,191,370)    (10,261,370)

   150,317,990      166,526,613      45,745,556      46,780,011      49,313,945      63,200,178      6,191,370      16,452,740
 -------------    -------------    ------------    ------------    ------------    ------------    -----------    ------------
 $ 111,809,704    $ 150,317,990    $ 34,192,314    $ 45,745,556    $ 60,779,736    $ 49,313,945    $        --    $  6,191,370
 =============    =============    ============    ============    ============    ============    ===========    ============

                       See Notes to Financial Statements

                                      -25-

                              THE TRAVELERS FUND BD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                  FOR THE YEAR ENDED DECEMBER 31, 2001 AND 2002

                                                                                                                 SMITH BARNEY
                                                TRAVELERS MANAGED INCOME              VAN KAMPEN              SMALL CAP GROWTH
                                                        PORTFOLIO                ENTERPRISE PORTFOLIO       OPPORTUNITIES PORTFOLIO
                                             -----------------------------  -----------------------------   -----------------------
                                                   2001             2000          2001           2000           2001         2000
                                                   ----             ----          ----           ----           ----         ----

OPERATIONS:
  Net investment income (loss) ............  $    717,550    $    598,806   $  (1,238,245)  $  (2,310,227)   $  (2,096)     $    --
  Realized gain (loss) ....................       848,575         203,022      23,409,774      37,375,676       (1,178)          --
  Change in unrealized gain (loss)
    on investments ........................      (410,076)        772,836     (53,354,270)    (61,593,290)       7,354           --
                                             ------------    ------------   -------------   -------------    ---------      -------

    Net increase (decrease) in net assets
      resulting from operations ...........     1,156,049       1,574,664     (31,182,741)    (26,527,841)       4,080           --
                                             ------------    ------------   -------------   -------------    ---------      -------

UNIT TRANSACTIONS:
  Participant purchase payments ...........        85,959         145,780          86,490       1,388,743          139           --
  Participant transfers from other
    Travelers accounts ....................    15,741,447       1,757,897       1,311,922       7,828,821      477,208           --
  Administrative charges ..................        (3,036)         (2,496)        (18,669)        (18,794)         (20)          --
  Contract surrenders .....................    (4,514,706)     (4,167,885)    (15,996,391)    (31,281,623)      (2,562)          --
  Participant transfers to other
    Travelers accounts ....................   (10,379,592)     (2,923,856)    (12,048,434)     (5,351,623)      (8,660)          --
  Other payments to participants ..........      (568,782)       (365,620)     (1,393,607)     (3,635,355)          --           --
                                             ------------    ------------   -------------   -------------    ---------      -------

    Net increase (decrease) in net assets
      resulting from unit transactions ....       361,290      (5,556,180)    (28,058,689)    (31,069,831)     466,105           --
                                             ------------    ------------   -------------   -------------    ---------      -------

      Net increase (decrease) in net assets     1,517,339      (3,981,516)    (59,241,430)    (57,597,672)     470,185           --

NET ASSETS:
  Beginning of year .......................    23,981,974      27,963,490     143,190,780     200,788,452           --           --
                                             ------------    ------------   -------------   -------------    ---------      -------
  End of year .............................  $ 25,499,313    $ 23,981,974   $  83,949,350   $ 143,190,780    $ 470,185      $    --
                                             ============    ============   =============   =============    =========      =======

                       See Notes to Financial Statements

                                      -26-

                              THE TRAVELERS FUND BD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                  FOR THE YEAR ENDED DECEMBER 31, 2001 AND 2002

                COMBINED
  ----------------------------------
         2001              2000
         ----              ----

  $     4,361,630    $     4,172,188
      161,241,412        214,019,786

     (381,455,166)      (375,777,134)
  ---------------    ---------------

     (215,852,124)      (157,585,160)
  ---------------    ---------------

        3,018,084         17,397,390

      203,531,299        218,923,898
         (251,826)          (217,759)
     (255,208,310)      (316,345,609)

     (201,190,601)      (206,132,510)
      (20,840,997)       (33,148,900)
  ---------------    ---------------

     (270,942,351)      (319,523,490)
  ---------------    ---------------

     (486,794,475)      (477,108,650)

    1,659,298,918      2,136,407,568
  ---------------    ---------------
  $ 1,172,504,443    $ 1,659,298,918
  ===============    ===============

                       See Notes to Financial Statements

                                      -27-

                          NOTES TO FINANCIAL STATEMENTS

1.  SIGNIFICANT ACCOUNTING POLICIES

The Travelers Fund BD for Variable  Annuities  ("Fund BD") is a separate account of The Travelers  Insurance Company ("The Travelers"),  an indirect wholly owned subsidiary  of Citigroup  Inc.,  and is available for funding  certain  variable annuity  contracts  issued by The  Travelers.  Fund BD is  registered  under the
Investment Company Act of 1940, as amended,  as a unit investment trust. Fund BD is comprised of the Travelers Vintage Annuity product.

Participant  purchase  payments  applied to Fund BD are  invested in one or more sub-accounts  in accordance with the selection made by the contract owner. As of
December 31, 2001, the investments comprising Fund BD were:

     AIM Variable Insurance Funds, Inc., Delaware business trust
         AIM V.I. Value Fund
     Alliance Variable Product Series Fund, Inc., Maryland business trust
         Premier Growth Portfolio - Class B
     American Variable Insurance Series, Massachusetts business trust
         Global Growth Fund - Class 2
         Growth Fund - Class 2
         Growth-Income Fund - Class 2
     Dreyfus Variable Investment Fund, Maryland business trust
         Small Cap Portfolio - Initial Class
     Greenwich Street Series Fund, Massachusetts business trust, affiliate of
         The Travelers
         Equity Index Portfolio - Class II Shares
         Fundamental Value Portfolio (formerly Total Return Portfolio)
     Salomon Brothers Variable Series Fund Inc., Maryland business trust, affiliate of The Travelers Investors Fund
         Total Return Fund
     Smith Barney Allocation Series Inc., Maryland business trust,  affiliate of
         The Travelers
         Select Balanced Portfolio  (formerly Balanced Portfolio - Class A)
         Select Growth Portfolio  (formerly Growth Portfolio - Class A)
         Select High Growth Portfolio (formerly High Growth Portfolio - Class A)
     Smith Barney Investment Series, Massachusetts business trust, affiliate of
         The Travelers
         Smith Barney Large Cap Core Portfolio
         Smith Barney Premier Selections All Cap Growth Portfolio
     The Travelers Series Trust, Massachusetts business trust, affiliate of
         The Travelers
         Convertible Bond Portfolio
         Disciplined Mid Cap Stock Portfolio
         MFS Emerging Growth Portfolio
         MFS Research Portfolio
     Travelers Series Fund Inc., Maryland business trust, affiliate of
         The Travelers
         AIM Capital Appreciation Portfolio
         Alliance Growth Portfolio
         MFS Total Return Portfolio
         Putnam Diversified Income Portfolio
         Salomon Brothers Global High Yield Portfolio (formerly INVESCO
         Strategic Income Portfolio)
         Smith Barney High Income Portfolio
         Smith Barney  International  All Cap Growth  Portfolio  (formerly Smith
         Barney  International  Equity  Portfolio)
         Smith Barney Large Cap Value Portfolio
         Smith Barney Large Capitalization Growth Portfolio
         Smith Barney Money Market Portfolio
         Travelers Managed Income Portfolio
         Van Kampen Enterprise Portfolio
     Variable Annuity Portfolios, Massachusetts business trust, affiliate of
         The Travelers
         Smith Barney Small Cap Growth Opportunities Portfolio

Not all funds may be available in all states or to all contract owners.

                                      -28-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

1. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Growth and Income Portfolio of Smith Barney Investment Series is not an approved sub-account  for  Fund BD for  the  year  ended  December  31,  2001.  This  was communicated  to all the  affected  contract  holders,  along with a request for instructions to transfer the assets to an approved sub-account.  At December 31,
2001 this  sub-account had assets of $24,375,  which were moved in February 2002 to approved  sub-accounts  in  accordance  with  instructions  received from the contract  holders.  In  conjunction  with this transfer,  all  investment  gains accrued in the sub-account were retained by the contract holders. No significant investment  losses were  experienced  by  contract  holders as a result of their participation in this sub-account.

Effective  April 20, 2001, the assets of Smith Barney Pacific Basin Portfolio of the Travelers Series Fund Inc. were combined into Smith Barney International All
Cap Growth  Portfolio of Travelers  Series Fund Inc. At the effective date, Fund
BD held 769,837 shares of Smith Barney Pacific Basin  Portfolio  having a market value of  $5,125,546,  which were  exchanged for 346,555  shares of Smith Barney
International All Cap Growth Portfolio equal in value.

Effective  April 27, 2001,  the assets of Select  Income  Portfolio of the Smith
Barney Allocation  Series were combined into Select Balanced  Portfolio of Smith
Barney  Allocation Series Inc. At the effective date, Fund BD held 71,443 shares of  Select  Income  Portfolio  having a market  value of  $719,747,  which  were exchanged for 59,336 shares of Select Balanced Portfolio equal in value.

Effective  April 27, 2001,  the assets of Select  Conservative  Portfolio of the
Smith Barney Allocation  Series were combined into Select Balanced  Portfolio of
Smith Barney  Allocation Series Inc. At the effective date, Fund BD held 109,621 shares of Select  Conservative  Portfolio  having a market value of  $1,168,476, which were  exchanged for 96,329 shares of Select  Balanced  Portfolio  equal in value.

Effective  October 26,  2001,  the assets of  Strategic  Stock  Portfolio of The
Travelers  Series Trust were combined into  Investors  Fund of Salomon  Brothers
Variable  Series Fund Inc. At the effective  date Fund BD held 109,156 shares of
Strategic  Stock  Portfolio  having  a  market  value of  $977,197,  which  were exchanged for 79,967 shares of Investors Fund equal in value.

Effective  October 26, 2001, the assets of Disciplined Small Cap Stock Portfolio of The Travelers  Series Trust were  liquidated.  At the effective date, Fund BD held 55,523  shares of  Disciplined  Small Cap Stock  Portfolio  having a market value of $487,487,  which were used to purchase  487,487  shares of Smith Barney
Money Market Portfolio of the Travelers Series Fund Inc., equal in value.

The  following  is a summary of  significant  accounting  policies  consistently followed by Fund BD in the preparation of its financial statements.

SECURITY  VALUATION.  Investments  are valued  daily at the net asset values per share of the underlying funds.

SECURITY  TRANSACTIONS.  Security  transactions  are  accounted for on the trade date. Income from dividends and realized gain (loss) distributions, are recorded on the  ex-distribution  date.  In 2001,  net dividend  income and realized gain
(loss)  distributions  were disclosed  separately as net  investment  income and realized  gain  (loss) on the  Statement  of Changes in Net  Assets.  Prior year information has been reclassified for comparative purposes.

FEDERAL  INCOME  TAXES.  The  operations  of Fund  BD  form a part of the  total operations of The Travelers and are not taxed separately. The Travelers is taxed as a life insurance  company under the Internal Revenue Code of 1986, as amended
(the "Code"). Under existing federal income tax law, no taxes are payable on the investment  income of Fund BD. Fund BD is not taxed as a  "regulated  investment company" under Subchapter M of the Code.

FINANCIAL  HIGHLIGHTS.  In  2001,  Fund  BD  adopted  the  financial  highlights disclosure recommended by the AICPA Audit Guide for Investment Companies.  It is
comprised  of the units,  unit  values,  net assets,  investment  income  ratio, expense  ratios and total  returns  for each  sub-account.  As each  sub-account offers multiple contract charges, certain information is provided in the form of a range. In certain  instances,  the range  information may reflect varying time periods  if  assets  did not  exist  with all  contract  charge  options  of the sub-account for the entire year.

                                      -29-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

1.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

OTHER.  The  preparation of financial  statements in conformity  with accounting
principles   generally  accepted  in  the  United  States  of  America  requires management to make estimates and assumptions that affect the reported amounts of assets and  liabilities  and disclosure of contingent  assets and liabilities at the date of the financial  statements  and the reported  amounts of revenues and expenses  during the reporting  period.  Actual  results could differ from those estimates.

2.  INVESTMENTS

The aggregate  costs of purchases and proceeds  from sales of  investments  were
$292,009,851  and  $420,946,096,  respectively,  for the year ended December 31,
2001. Realized gains and losses from investment  transactions are reported on an average cost basis. The cost of investments in eligible funds was $1,177,244,877 at December 31, 2001.  Gross  unrealized  appreciation  for all  investments  at
December  31,  2001  was  $73,045,299.  Gross  unrealized  depreciation  for all investments at December 31, 2001 was $77,697,577.

3.  CONTRACT CHARGES

Insurance  charges are paid for the  mortality  and expense risks assumed by The
Travelers.  Each  business  day, The  Travelers  deducts a mortality and expense charge,  which is reflected in the calculation of accumulation  and annuity unit values.  This charge equals, on an annual basis, 1.02% and 1.30%, of the amounts held in each  funding  option for the  Standard  Death  Benefit and the Enhanced
Death Benefit, respectively.

Administrative  fees  are  paid for  administrative  expenses.  This fee is also deducted each business day and reflected in the calculation of accumulation  and annuity  unit  values.  This charge  equals,  on an annual  basis,  0.15% of the amounts held in each funding option.

For contracts in the accumulation phase with a contract value less than $40,000, an annual  charge  of $30  (prorated  for  partial  periods)  is  deducted  from participant  account  balances  and  paid to The  Travelers  to  cover  contract administrative charges.

No sales charge is deducted  from  participant  purchase  payments when they are received.  However, The Travelers generally assesses a contingent deferred sales charge of up to 6% if a participant's purchase payment is surrendered within six years of its payment date.  Contract  surrender  payments include $1,563,812 and
$3,242,627 of contingent deferred sales charges for the years ended December 31,
2001 and 2000, respectively.

                                      -30-

                   NOTES TO FINANCIAL STATEMENTS - CONTINUED

4.  NET CONTRACT OWNERS' EQUITY

                                                                         DECEMBER 31, 2001
                                                  -------------------------------------------------------------------
                                                  ACCUMULATION    ANNUITY     UNIT        ACCUMULATION      ANNUITY
                                                      UNITS        UNITS      VALUE        NET ASSETS      NET ASSETS
                                                  ------------    -------   --------      ------------    -----------

AIM Variable Insurance Funds, Inc.
  AIM V.I. Value Fund
    Standard Death Benefit ....................      668,710          --     $  0.886     $    592,729      $    --
    Enhanced Death Benefit ....................       62,490          --        0.885           55,285           --

Alliance Variable Product Series Fund, Inc.
  Premier Growth Portfolio - Class B
    Standard Death Benefit ......................    297,549          --        0.857          254,858           --
    Enhanced Death Benefit ......................    220,509          --        0.855          188,518           --

American Variable Insurance Series
  Global Growth Fund - Class 2
    Standard Death Benefit ....................      802,933          --        0.876          702,996           --
    Enhanced Death Benefit ....................       42,484          --        0.874           37,126           --
  Growth Fund - Class 2
    Standard Death Benefit ....................    1,775,888          --        0.852        1,513,197           --
    Enhanced Death Benefit ....................      249,033          --        0.850          211,797           --
  Growth-Income Fund - Class 2
    Standard Death Benefit ....................    2,371,512          --        0.967        2,293,715           --
    Enhanced Death Benefit ....................      735,883          --        0.965          710,412           --

Dreyfus Variable Investment Fund
  Small Cap Portfolio - Initial Class
    Standard Death Benefit ....................    3,233,826          --        1.078        3,486,819           --
    Enhanced Death Benefit ....................      333,484          --        1.067          355,914           --

Greenwich Street Series Fund
  Equity Index Portfolio - Class II Shares
    Standard Death Benefit ....................    3,052,737          --        0.845        2,579,472           --
    Enhanced Death Benefit ....................      199,428          --        0.839          167,260           --
  Fundamental Value Portfolio
    Standard Death Benefit ....................   46,358,244       1,795        2.497      115,768,353        4,483
    Enhanced Death Benefit ....................    6,985,229          --        2.448       17,100,190           --

Salomon Brothers Variable Series Fund Inc.
  Investors Fund
    Standard Death Benefit ....................    4,597,550          --        1.207        5,551,180           --
    Enhanced Death Benefit ....................      766,415          --        1.195          915,947           --
  Total Return Fund
    Standard Death Benefit ....................    1,143,810      56,427        1.039        1,188,390       58,626
    Enhanced Death Benefit ....................      255,785          --        1.028          263,041           --

                                      -31-

                   NOTES TO FINANCIAL STATEMENTS - CONTINUED

4.  NET CONTRACT OWNERS' EQUITY (CONTINUED)

                                                                                  DECEMBER 31, 2001
                                                          -------------------------------------------------------------------
                                                          ACCUMULATION    ANNUITY     UNIT        ACCUMULATION      ANNUITY
                                                              UNITS        UNITS      VALUE        NET ASSETS      NET ASSETS
                                                          ------------    -------   --------      ------------    -----------

Smith Barney Allocation Series Inc.
  Select Balanced Portfolio
    Standard Death Benefit ..............................  3,505,601     236,944     $ 1.270       $ 4,453,775    $ 301,032
    Enhanced Death Benefit ..............................    893,618          --       1.253         1,120,111           --
  Select Growth Portfolio
    Standard Death Benefit ..............................  2,631,461          --       1.192         3,137,365           --
    Enhanced Death Benefit ..............................  1,678,477          --       1.176         1,974,402           --
  Select High Growth Portfolio
    Standard Death Benefit ..............................    618,220          --       1.242           767,689           --
    Enhanced Death Benefit ..............................    225,839          --       1.225           276,688           --

Smith Barney Investment Series
  Growth and Income Portfolio
    Standard Death Benefit ..............................     22,370          --       1.090            24,375           --
    Enhanced Death Benefit ..............................         --          --       1.089                --           --
  Smith Barney Large Cap Core Portfolio
    Standard Death Benefit ..............................    441,029          --       0.895           394,767           --
    Enhanced Death Benefit ..............................         --          --       0.893                --           --
  Smith Barney Premier Selections All Cap Growth Portfolio
    Standard Death Benefit ..............................    233,523          --       0.896           209,208           --
    Enhanced Death Benefit ..............................     90,901          --       0.894            81,283           --

The Travelers Series Trust
  Convertible Bond Portfolio
    Standard Death Benefit ..............................  2,206,650          --       1.280         2,825,582           --
    Enhanced Death Benefit ..............................    314,155          --       1.267           398,181           --
  Disciplined Mid Cap Stock Portfolio
    Standard Death Benefit ..............................  4,124,696          --       1.305         5,383,176           --
    Enhanced Death Benefit ..............................    965,597          --       1.292         1,247,456           --
  MFS Emerging Growth Portfolio
    Standard Death Benefit .............................. 20,382,177      27,456       1.391        28,346,903       38,185
    Enhanced Death Benefit ..............................  4,160,491          --       1.371         5,703,128           --
  MFS Research Portfolio
    Standard Death Benefit ..............................  3,143,695          --       0.906         2,849,185           --
    Enhanced Death Benefit ..............................    613,613          --       0.897           550,448           --

                                      -32-

                   NOTES TO FINANCIAL STATEMENTS - CONTINUED

4.  NET CONTRACT OWNERS' EQUITY (CONTINUED)

                                                                                  DECEMBER 31, 2001
                                                          -------------------------------------------------------------------
                                                          ACCUMULATION    ANNUITY     UNIT        ACCUMULATION      ANNUITY
                                                              UNITS        UNITS      VALUE        NET ASSETS      NET ASSETS
                                                          ------------    -------   --------      ------------    -----------

Travelers Series Fund Inc.
  AIM Capital Appreciation Portfolio
    Standard Death Benefit ............................   58,611,851       2,142     $ 1.317    $   77,207,639     $  2,821
    Enhanced Death Benefit ............................    9,370,593          --       1.294        12,130,122           --
  Alliance Growth Portfolio
    Standard Death Benefit ............................   84,520,694      30,798       2.627       222,015,505       80,900
    Enhanced Death Benefit ............................   15,076,328          --       2.572        38,774,896           --
  MFS Total Return Portfolio
    Standard Death Benefit ............................   54,007,248      49,447       2.103       113,551,336      103,963
    Enhanced Death Benefit ............................   10,752,298          --       2.059        22,135,639           --
  Putnam Diversified Income Portfolio
    Standard Death Benefit ............................   28,830,810      23,298       1.344        38,735,734       31,302
    Enhanced Death Benefit ............................    6,899,172       8,255       1.316         9,075,919       10,859
  Salomon Brothers Global High Yield Portfolio
    Standard Death Benefit ............................    5,238,106      13,596       1.450         7,594,442       19,711
    Enhanced Death Benefit ............................    1,096,011          --       1.420         1,555,895           --
  Smith Barney High Income Portfolio
    Standard Death Benefit ............................   22,066,546      91,823       1.273        28,090,976      116,892
    Enhanced Death Benefit ............................    4,779,079       8,978       1.246         5,956,797       11,191
  Smith Barney International All Cap Growth Portfolio
    Standard Death Benefit ............................   49,433,727      28,720       1.109        54,819,760       31,849
    Enhanced Death Benefit ............................    8,902,580          --       1.086         9,666,446           --
  Smith Barney Large Cap Value Portfolio
    Standard Death Benefit ............................   45,518,001      40,877       2.083        94,830,174       85,161
    Enhanced Death Benefit ............................    8,282,092          --       2.040        16,894,369           --
  Smith Barney Large Capitalization Growth Portfolio
    Standard Death Benefit ............................   23,660,722      16,063       1.272        30,086,506       20,426
    Enhanced Death Benefit ............................    3,245,914          --       1.259         4,085,382           --
  Smith Barney Money Market Portfolio
    Standard Death Benefit ............................   40,479,011          --       1.317        53,305,034           --
    Enhanced Death Benefit ............................    5,790,387       6,905       1.289         7,465,799        8,903
  Travelers Managed Income Portfolio
    Standard Death Benefit ............................   13,910,891          --       1.469        20,430,994           --
    Enhanced Death Benefit ............................    3,524,194          --       1.438         5,068,319           --
  Van Kampen Enterprise Portfolio
    Standard Death Benefit ............................   32,549,975       9,109       2.125        69,181,671       19,360
    Enhanced Death Benefit ............................    7,087,006          --       2.081        14,748,319           --

Variable Annuity Portfolios
  Smith Barney Small Cap Growth Opportunities Portfolio
    Standard Death Benefit ............................      443,888          --       0.947           420,188           --
    Enhanced Death Benefit ............................       52,916          --       0.945            49,997           --
                                                                                                --------------     --------

Net Contract Owners' Equity ...........................                                         $1,171,558,779     $945,664
                                                                                                ==============     ========

                                      -33-

                   NOTES TO FINANCIAL STATEMENTS - CONTINUED

5.  STATEMENT OF INVESTMENTS                                                  FOR THE YEAR ENDED DECEMBER 31, 2001
                                                            ---------------------------------------------------------------------

INVESTMENTS                                                    NO. OF           MARKET              COST OF           PROCEEDS
                                                               SHARES           VALUE              PURCHASES         FROM SALES
                                                            ------------  ---------------       --------------     --------------

  AIM VARIABLE INSURANCE FUNDS, INC. (0.1%)
    AIM V.I. Value Fund
      Total (Cost $733,301)                                    27,755     $       648,078       $    1,941,894     $    1,040,519
                                                            ---------     ---------------       --------------     --------------

  ALLIANCE VARIABLE PRODUCT SERIES FUND, INC. (0.0%)
    Premier Growth Portfolio - Class B
      Total (Cost $421,761)                                    17,737             443,424              501,655             80,884
                                                            ---------     ---------------       --------------     --------------

  AMERICAN VARIABLE INSURANCE SERIES (0.5%)
    Global Growth Fund - Class 2 (Cost $736,349)               55,321             740,195              745,433              8,492
    Growth Fund - Class 2 (Cost $1,875,710)                    39,137           1,725,161            2,370,557            382,051
    Growth-Income Fund - Class 2 (Cost $3,148,925)             95,137           3,004,431            4,328,339          1,006,470
                                                            ---------     ---------------       --------------     --------------
      Total (Cost $5,760,984)                                 189,595           5,469,787            7,444,329          1,397,013
                                                            ---------     ---------------       --------------     --------------

  DREYFUS VARIABLE INVESTMENT FUND (0.3%)
    Small Cap Portfolio - Initial Class
      Total (Cost $5,273,306)                                 109,397           3,843,113            1,405,803          1,603,016
                                                            ---------     ---------------       --------------     --------------

  GREENWICH STREET SERIES FUND (11.6%)
    Equity Index Portfolio - Class II Shares
      (Cost $3,024,737)                                        97,515           2,747,003            1,374,167            504,554
    Fundamental Value Portfolio (Cost $111,023,308)         6,964,690         132,886,277           18,298,399         30,823,712
                                                            ---------     ---------------       --------------     --------------
      Total (Cost $114,048,045)                             7,062,205         135,633,280           19,672,566         31,328,266
                                                            ---------     ---------------       --------------     --------------

  SALOMON BROTHERS VARIABLE SERIES FUND INC. (0.7%)
    Investors Fund (Cost $6,426,234)                          505,690           6,467,776            5,295,824          1,322,383
    Total Return Fund (Cost $1,520,257)                       145,352           1,510,208              731,608            201,921
                                                            ---------     ---------------       --------------     --------------
      Total (Cost $7,946,491)                                 651,042           7,977,984            6,027,432          1,524,304
                                                            ---------     ---------------       --------------     --------------

  SMITH BARNEY ALLOCATION SERIES INC. (1.0%)
    Select Balanced Portfolio (Cost $6,093,379)               529,325           5,875,510            2,446,939          1,703,502
    Select Conservative Portfolio (Cost $0)                        --                  --              126,363          1,508,006
    Select Growth Portfolio (Cost $5,183,396)                 444,935           5,112,307               51,354            763,521
    Select High Growth Portfolio (Cost $1,124,330)             95,126           1,044,485              117,667            135,397
    Select Income Portfolio (Cost $0)                              --                  --               70,419            918,762
                                                            ---------     ---------------       --------------     --------------
      Total (Cost $12,401,105)                              1,069,386          12,032,302            2,812,742          5,029,188
                                                            ---------     ---------------       --------------     --------------

  SMITH BARNEY INVESTMENT SERIES (0.1%)
    Growth and Income Portfolio (Cost $23,781)                  2,736              24,377               24,809              1,035
    Smith Barney Large Cap Core Portfolio (Cost $400,281)      41,168             394,805              401,270                938
    Smith Barney Premier Selections All Cap Growth
      Portfolio (Cost $289,734)                                24,210             290,521              318,165             27,169
                                                            ---------     ---------------       --------------     --------------
      Total (Cost $713,796)                                    68,114             709,703              744,244             29,142
                                                            ---------     ---------------       --------------     --------------

                                      -34-

                   NOTES TO FINANCIAL STATEMENTS - CONTINUED

5. STATEMENT OF INVESTMENTS (CONTINUED)                                          FOR THE YEAR ENDED DECEMBER 31, 2001
                                                            ---------------------------------------------------------------------

                                                               NO. OF           MARKET              COST OF           PROCEEDS
                                                               SHARES           VALUE              PURCHASES         FROM SALES
                                                            ------------  ---------------       --------------     --------------

THE TRAVELERS SERIES TRUST (4.0%)
  Convertible Bond Portfolio (Cost $3,388,319)                284,813     $     3,224,083       $    3,360,677     $    1,512,315
  Disciplined Mid Cap Stock Portfolio (Cost $6,811,776)       430,325           6,631,306            3,765,796          1,761,334
  Disciplined Small Cap Stock Portfolio (Cost $0)                  --                  --              330,031          1,408,352
  MFS Emerging Growth Portfolio (Cost $45,351,804)          3,096,427          34,091,666            9,232,167         13,404,950
  MFS Research Portfolio (Cost $4,308,579)                    387,683           3,399,978              744,607          1,987,309
  Strategic Stock Portfolio (Cost $0)                              --                  --              641,099          1,366,710
                                                          -----------     ---------------       --------------     --------------
    Total (Cost $59,860,478)                                4,199,248          47,347,033           18,074,377         21,440,970
                                                          -----------     ---------------       --------------     --------------

TRAVELERS SERIES FUND INC. (81.7%)
  AIM Capital Appreciation Portfolio (Cost $99,594,358)     8,742,620          89,349,573           29,009,207         27,048,995
  Alliance Growth Portfolio (Cost $254,165,640)            14,140,789         260,897,554           50,325,880         95,150,845
  MFS Total Return Portfolio (Cost $110,705,995)            8,141,759         135,804,536           12,368,149         30,674,810
  Putnam Diversified Income Portfolio (Cost $54,079,739)    4,771,547          47,858,614            4,812,527         15,521,178
  Salomon Brothers Global High Yield Portfolio
    (Cost $10,140,821)                                        900,880           9,170,962              831,820          3,271,053
  Smith Barney High Income Portfolio (Cost $45,392,496)     3,992,906          34,179,279            6,569,005         12,478,843
  Smith Barney International All Cap Growth Portfolio
    (Cost $76,476,963)                                      5,390,516          64,524,475           21,285,405         43,186,011
  Smith Barney Large Cap Value Portfolio (Cost $93,652,817) 6,015,112         111,820,926            7,170,599         28,050,957
  Smith Barney Large Capitalization Growth Portfolio
    (Cost $34,055,242)                                      2,630,442          34,195,750            2,683,217          8,533,836
  Smith Barney Money Market Portfolio (Cost $60,756,262)   60,756,262          60,756,262           56,844,155         44,941,343
  Smith Barney Pacific Basin Portfolio (Cost $0)                   --                  --               11,627          5,900,881
  Travelers Managed Income Portfolio (Cost $24,534,402)     2,086,896          25,501,871           14,414,318         13,345,592
  Van Kampen Enterprise Portfolio (Cost $106,067,997)       6,443,428          83,957,861           26,579,977         29,353,583
                                                          -----------     ---------------       --------------     --------------
    Total (Cost $969,622,732)                             124,013,157         958,017,663          232,905,886        357,457,927
                                                          -----------     ---------------       --------------     --------------

VARIABLE ANNUITY PORTFOLIOS (0.0%)
  Smith Barney Small Cap Growth Opportunities Portfolio
    Total (Cost $462,878)                                      49,239             470,232              478,923             14,867
                                                          -----------     ---------------       --------------     --------------

TOTAL INVESTMENTS (100%)
(COST $1,177,244,877)                                                     $ 1,172,592,599       $  292,009,851     $  420,946,096
                                                                          ===============       ==============     ==============

                                      -35-

                   NOTES TO FINANCIAL STATEMENTS - CONTINUED

6.  FINANCIAL HIGHLIGHTS

                                                                                 FOR THE YEAR ENDED DECEMBER 31, 2001
                                                                 ------------------------------------------------------------
                                                                   UNITS         UNIT VALUE      NET ASSETS     INVESTMENT
                                                                  (000S)      LOWEST TO HIGHEST    (000S)      INCOME RATIO
                                                                 --------     -----------------  ----------    ------------

AIM VARIABLE INSURANCE FUNDS, INC.
  AIM V.I. Value Fund                                                731      $ 0.885 to 0.886    $    648         0.10%
ALLIANCE VARIABLE PRODUCT SERIES FUND, INC.
  Premier Growth Portfolio - Class B                                 519        0.855 to 0.857         443           --
AMERICAN VARIABLE INSURANCE SERIES
  Global Growth Fund - Class 2                                       845        0.874 to 0.876         740         0.32%
  Growth Fund - Class 2                                            2,025        0.850 to 0.852       1,725         0.37%
  Growth-Income Fund - Class 2                                     3,107        0.965 to 0.967       3,004         1.69%
DREYFUS VARIABLE INVESTMENT FUND
  Small Cap Portfolio - Initial Class                              3,567        1.067 to 1.078       3,843         0.42%
GREENWICH STREET SERIES FUND
  Equity Index Portfolio - Class II Shares                         3,252        0.839 to 0.845       2,747         0.62%
  Fundamental Value Portfolio                                     53,345        2.448 to 2.497     132,873         0.68%
SALOMON BROTHERS VARIABLE SERIES FUND INC.
  Investors Fund                                                   5,364        1.195 to 1.207       6,467         1.03%
  Total Return Fund                                                1,456        1.028 to 1.039       1,510         2.35%
SMITH BARNEY ALLOCATION SERIES INC.
  Select Balanced Portfolio                                        4,636        1.253 to 1.270       5,874         3.71%
  Select Growth Portfolio                                          4,310        1.176 to 1.192       5,112           --
  Select High Growth Portfolio                                       844        1.225 to 1.242       1,044         5.12%
SMITH BARNEY INVESTMENT SERIES
  Growth and Income  Portfolio                                        22                 1.090         24           --
  Smith  Barney  Large Cap Core Portfolio                            441                 0.895        395           --
  Smith Barney Premier Selections All Cap Growth Portfolio           324        0.894 to 0.896        291           --
THE TRAVELERS SERIES TRUST
  Convertible Bond Portfolio                                       2,521        1.267 to 1.280       3,224         2.05%
  Disciplined Mid Cap Stock Portfolio                              5,090        1.292 to 1.305       6,631         0.29%
  MFS Emerging Growth Portfolio                                   24,570        1.371 to 1.391      34,088           --
  MFS Research Portfolio                                           3,757        0.897 to 0.906       3,400         0.04%
TRAVELERS SERIES FUND INC.
  AIM Capital Appreciation Portfolio                              67,985        1.294 to 1.317      89,341           --
  Alliance Growth  Portfolio                                      99,628        2.572 to 2.627     260,871         0.20%
  MFS Total Return  Portfolio                                     64,809        2.059 to 2.103     135,791         2.77%
  Putnam Diversified  Income  Portfolio                           35,762        1.316 to 1.344      47,854         7.75%
  Salomon Brothers Global High Yield Portfolio                     6,348        1.420 to 1.450       9,170         6.41%
  Smith  Barney High Income  Portfolio                            26,947        1.246 to 1.273      34,176        11.72%
  International  All Cap Growth  Portfolio                        58,365        1.086 to 1.109      64,518           --
  Smith Barney Large Cap Value  Portfolio                         53,841        2.040 to 2.083     111,810         1.36%
  Smith  Barney Large Capitalization  Growth  Portfolio           26,923        1.259 to 1.272      34,192           --
  Smith Barney Money Market  Portfolio                            46,276        1.289 to 1.317      60,780         3.53%
  Travelers  Managed Income  Portfolio                            17,435        1.438 to 1.469      25,499         3.97%
  Van Kampen Enterprise  Portfolio                                39,646        2.081 to 2.125      83,949           --
VARIABLE ANNUITY PORTFOLIOS
  Smith Barney Small Cap Growth Opportunities Portfolio              497        0.945 to 0.947         470           --

-----------------------------------------
   EXPENSE RATIO         TOTAL RETURN
 LOWEST TO HIGHEST    LOWEST TO HIGHEST*
 -----------------    -------------------

   1.17% to 1.45%    (11.50%) to (11.40%)

   1.17% to 1.45%    (14.50%) to (13.35%)
   1.17% to 1.45%    (12.60%) to (11.87%)
   1.17% to 1.45%    (15.39%) to (15.00%)
   1.17% to 1.45%      (3.50%) to (2.72%)

   1.17% to 1.45%      (7.46%) to (7.23%)

   1.17% to 1.45%    (13.59%) to (13.42%)
   1.17% to 1.45%      (6.64%) to (6.37%)

   1.17% to 1.45%      (5.53%) to (5.33%)
   1.17% to 1.45%      (2.28%) to (1.98%)
   1.17% to 1.45%      (2.87%) to (2.53%)

   1.17% to 1.45%    (11.11%) to (10.91%)
   1.17% to 1.45%    (13.37%) to (13.09%)
            1.17%                  8.46%
            1.17%                 (6.18%)

   1.17% to 1.45%     (10.60%) to (8.01%)
   1.17% to 1.45%      (2.31%) to (1.99%)
   1.17% to 1.45%      (5.42%) to (5.16%)
   1.17% to 1.45%    (37.11%) to (36.92%)
   1.17% to 1.45%    (23.59%) to (23.42%)

   1.17% to 1.45%    (24.90%) to (24.66%)
   1.17% to 1.45%    (14.61%) to (14.37%)
   1.17% to 1.45%      (1.44%) to (1.13%)
   1.17% to 1.45%          2.73% to 3.07%
   1.17% to 1.45%          4.95% to 5.22%
   1.17% to 1.45%      (5.18%) to (4.86%)
   1.17% to 1.45%    (32.17%) to (31.96%)
   1.17% to 1.45%      (9.49%) to (9.28%)
   1.17% to 1.45%    (13.77%) to (13.53%)
   1.17% to 1.45%          2.14% to 2.49%
   1.17% to 1.45%          5.19% to 5.53%
   1.17% to 1.45%    (22.41%) to (22.19%)
   1.17% to 1.45%      (5.50%) to (5.49%)

* Total  return  lowest and  highest  range  displayed  is  calculated  from the beginning  of the fiscal year to the end of the fiscal year except  where a unit value  inception date occurred  during the course of the current fiscal year. In this case, the inception date unit value is used in the computation.

                                      -36-

                   NOTES TO FINANCIAL STATEMENTS - CONTINUED

7.  SCHEDULE OF ACCUMULATION AND ANNUITY UNITS FOR FUND BD
    FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                                             PREMIER GROWTH PORTFOLIO -     GLOBAL GROWTH FUND -
                                                     AIM V.I. VALUE FUND               CLASS B                    CLASS 2
                                                ---------------------------------------------------------------------------------
                                                     2001         2000           2001         2000          2001          2000
                                                ------------  -----------   ------------  -----------   ------------  -----------

Accumulation and annuity units
  beginning of year ..........................            --           --            --            --             --           --
Accumulation units purchased and
  transferred from other Travelers accounts ..     1,919,140           --        608,517           --        870,137           --
Accumulation units redeemed and
  transferred to other Travelers accounts ....    (1,187,940)          --        (90,459)          --        (24,720)          --
Annuity units ................................          --             --             --           --             --           --
                                                ------------  -----------   ------------  -----------   ------------  -----------
Accumulation and annuity units
  end of year ................................       731,200           --        518,058           --        845,417           --
                                                ============  ===========   ============  ===========   ============  ===========

                                                                               GROWTH-INCOME FUND -       SMALL CAP PORTFOLIO -
                                                  GROWTH FUND - CLASS 2              CLASS 2                  INITIAL CLASS
                                                ---------------------------------------------------------------------------------
                                                     2001         2000           2001         2000          2001          2000
                                                ------------  -----------   ------------  -----------   ------------  -----------

Accumulation and annuity units
  beginning of year ..........................            --           --             --           --      4,058,888    2,431,423
Accumulation units purchased and
  transferred from other Travelers accounts ..     2,581,250           --      4,645,813           --      1,362,696    2,795,056
Accumulation units redeemed and
  transferred to other Travelers accounts ....     (556,329)           --     (1,538,418)          --     (1,854,274)  (1,167,591)
Annuity units ................................            --           --             --           --             --           --
                                                ------------  -----------   ------------  -----------   ------------  -----------
Accumulation and annuity units
  end of year ................................     2,024,921           --      3,107,395           --      3,567,310    4,058,888
                                                ============  ===========   ============  ===========   ============  ===========

                                                EQUITY INDEX PORTFOLIO -            FUNDAMENTAL
                                                     CLASS II SHARES              VALUE PORTFOLIO             INVESTORS FUND
                                                ---------------------------------------------------------------------------------
                                                     2001         2000           2001         2000          2001          2000
                                                ------------  -----------   ------------  -----------   ------------  -----------

Accumulation and annuity units
  beginning of year ..........................     2,197,063    1,819,898     64,098,367   75,668,264      2,152,037    2,017,005
Accumulation units purchased and
  transferred from other Travelers accounts ..     1,633,998    1,096,775      4,511,090    2,133,036      4,512,888      662,011
Accumulation units redeemed and
  transferred to other Travelers accounts ....      (578,896)    (719,610)   (15,263,635) (13,702,643)    (1,300,960)    (526,979)
Annuity units ................................            --           --           (554)        (290)            --           --
                                                ------------  -----------   ------------  -----------   ------------  -----------
Accumulation and annuity units
  end of year ................................     3,252,165    2,197,063     53,345,268   64,098,367      5,363,965    2,152,037
                                                ============  ===========   ============  ===========   ============  ===========

                                                                                                                 SELECT
                                                     TOTAL RETURN FUND      SELECT BALANCED PORTFOLIO    CONSERVATIVE PORTFOLIO
                                                ---------------------------------------------------------------------------------
                                                     2001         2000           2001         2000          2001          2000
                                                ------------  -----------   ------------  -----------   ------------  -----------

Accumulation and annuity units
beginning of year ............................       958,147      885,137      4,339,522    4,880,967      1,176,914    1,544,694
Accumulation units purchased and
    transferred from other Travelers accounts        701,071      204,946      1,605,236      120,668         26,785        6,929
Accumulation units redeemed and
  transferred to other Travelers accounts ....      (199,514)    (130,162)    (1,202,005)    (559,048)    (1,203,699)    (374,709)
Annuity units ................................        (3,682)      (1,774)      (106,590)    (103,065)            --           --
                                                ------------  -----------   ------------  -----------   ------------  -----------
Accumulation and annuity units
  end of year ................................     1,456,022      958,147      4,636,163    4,339,522             --    1,176,914
                                                ============  ===========   ============  ===========   ============  ===========

                                      -37-

                   NOTES TO FINANCIAL STATEMENTS - CONTINUED

7.  SCHEDULE OF ACCUMULATION AND ANNUITY UNITS FOR FUND BD
    FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000 (CONTINUED)

                                                                                   SELECT HIGH
                                                 SELECT GROWTH PORTFOLIO         GROWTH PORTFOLIO        SELECT INCOME PORTFOLIO
                                                ---------------------------------------------------------------------------------
                                                     2001         2000           2001         2000          2001          2000
                                                ------------  -----------   ------------  -----------   ------------  -----------

Accumulation and annuity units
  beginning of year ..........................     4,789,865    5,334,895        933,302    1,126,430        758,520      995,902
Accumulation units purchased and
  transferred from other Travelers accounts ..        40,673      102,513          4,315       17,964          6,972        2,791
Accumulation units redeemed and
  transferred to other Travelers accounts ....      (520,600)    (647,543)       (93,558)    (211,092)      (765,492)    (240,173)
Annuity units ................................            --           --             --           --             --           --
                                                ------------  -----------   ------------  -----------   ------------  -----------
Accumulation and annuity units
  end of year ................................     4,309,938    4,789,865        844,059      933,302             --      758,520
                                                ============  ===========   ============  ===========   ============  ===========

                                                                                                             SMITH BARNEY
                                                     GROWTH AND INCOME        SMITH BARNEY LARGE CAP      PREMIER SELECTIONS
                                                         PORTFOLIO                 CORE PORTFOLIO       ALL CAP GROWTH PORTFOLIO
                                                ---------------------------------------------------------------------------------
                                                     2001         2000           2001         2000          2001          2000
                                                ------------  -----------   ------------  -----------   ------------  -----------

Accumulation and annuity units
  beginning of year ..........................            --           --             --           --             --           --
Accumulation units purchased and
  transferred from other Travelers accounts ..        22,370           --        441,029           --        351,602           --
Accumulation units redeemed and
  transferred to other Travelers accounts ....            --           --             --           --        (27,178)          --
Annuity units ................................            --           --             --           --             --           --
                                                ------------  -----------   ------------  -----------   ------------  -----------
Accumulation and annuity units
  end of year ................................        22,370           --        441,029           --        324,424           --
                                                ============  ===========   ============  ===========   ============  ===========

                                                     CONVERTIBLE BOND           DISCIPLINED MID CAP       DISCIPLINED SMALL CAP
                                                        PORTFOLIO                 STOCK PORTFOLIO            STOCK PORTFOLIO
                                                ---------------------------------------------------------------------------------
                                                     2001         2000           2001         2000          2001          2000
                                                ------------  -----------   ------------  -----------   ------------  -----------

Accumulation and annuity units
  beginning of year ..........................     1,309,254      807,942      3,960,385    2,173,345      1,158,487      877,874
Accumulation units purchased and
  transferred from other Travelers accounts ..     2,451,603      761,550      2,888,212    2,728,398        299,255      767,891
Accumulation units redeemed and
  transferred to other Travelers accounts ....    (1,240,052)    (260,238)    (1,758,304)    (941,358)    (1,457,742)    (487,278)
Annuity units ................................            --           --             --           --             --           --
                                                ------------  -----------   ------------  -----------   ------------  -----------
Accumulation and annuity units
  end of year ................................     2,520,805    1,309,254      5,090,293    3,960,385             --    1,158,487
                                                ============  ===========   ============  ===========   ============  ===========

                                                      MFS EMERGING
                                                     GROWTH PORTFOLIO        MFS RESEARCH PORTFOLIO     STRATEGIC STOCK PORTFOLIO
                                                -----------------------------------------------------------------------------------
                                                     2001         2000           2001         2000          2001          2000
                                                ------------  -----------   ------------  -----------   ------------  -----------

Accumulation and annuity units
  beginning of year ..........................    32,527,850   34,878,055      5,300,164    5,058,034        791,616      930,742
Accumulation units purchased and
  transferred from other Travelers accounts ..     1,138,037    5,590,690        520,462    2,134,468        577,688      213,996
Accumulation units redeemed and
  transferred to other Travelers accounts ....    (9,089,648)  (7,934,629)    (2,063,318)  (1,892,338)    (1,369,304)    (353,122)
Annuity units ................................        (6,115)      (6,266)            --           --             --           --
                                                ------------  -----------   ------------  -----------   ------------  -----------
Accumulation and annuity units
  end of year ................................    24,570,124   32,527,850      3,757,308    5,300,164             --      791,616
                                                ============  ===========   ============  ===========   ============  ===========

                                      -38-

                   NOTES TO FINANCIAL STATEMENTS - CONTINUED

7.  SCHEDULE OF ACCUMULATION AND ANNUITY UNITS FOR FUND BD
    FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000 (CONTINUED)

                                                AIM CAPITAL APPRECIATION                                         MFS TOTAL
                                                       PORTFOLIO            ALLIANCE GROWTH PORTFOLIO        RETURN PORTFOLIO
                                                -----------------------------------------------------------------------------------
                                                     2001         2000           2001         2000          2001          2000
                                                ------------  -----------   ------------  -----------   ------------  -----------

Accumulation and annuity units
  beginning of year ..........................    86,383,161   95,876,031    131,462,143  157,804,274     77,227,334   95,344,470
Accumulation units purchased and
  transferred from other Travelers accounts ..     1,726,259    6,767,747      2,250,391    5,543,875      6,219,152    2,669,863
Accumulation units redeemed and
  transferred to other Travelers accounts ....   (20,124,169) (16,260,258)   (34,080,014) (31,881,652)   (18,634,831) (20,785,631)
Annuity units ................................          (665)        (359)        (4,700)      (4,354)        (2,662)      (1,368)
                                                ------------  -----------   ------------  -----------   ------------  -----------
Accumulation and annuity units
  end of year ................................    67,984,586   86,383,161     99,627,820  131,462,143     64,808,993   77,227,334
                                                ============  ===========   ============  ===========   ============  ===========

                                                PUTNAM DIVERSIFIED INCOME    SALOMON BROTHERS GLOBAL        SMITH BARNEY HIGH
                                                         PORTFOLIO             HIGH YIELD PORTFOLIO          INCOME PORTFOLIO
                                                -----------------------------------------------------------------------------------
                                                     2001         2000           2001         2000          2001          2000
                                                ------------  -----------   ------------  -----------   ------------  -----------

Accumulation and annuity units
  beginning of year ..........................    46,457,693   56,655,172      8,452,980   11,341,563     34,645,531   46,566,629
Accumulation units purchased and
  transferred from other Travelers accounts ..     1,227,237    1,209,472        233,704      267,865      2,124,625    2,503,800
Accumulation units redeemed and
  transferred to other Travelers accounts ....   (11,920,986) (11,404,747)    (2,337,709)  (3,155,271)    (9,803,009) (14,403,642)
Annuity units ................................        (2,409)      (2,204)        (1,262)      (1,177)       (20,721)     (21,256)
                                                ------------  -----------   ------------  -----------   ------------  -----------
Accumulation and annuity units
  end of year ................................    35,761,535   46,457,693      6,347,713    8,452,980     26,946,426   34,645,531
                                                ============  ===========   ============  ===========   ============  ===========

                                                       SMITH BARNEY                                           SMITH BARNEY
                                                   INTERNATIONAL ALL CAP        SMITH BARNEY LARGE         LARGE CAPITALIZATION
                                                     GROWTH PORTFOLIO           CAP VALUE PORTFOLIO          GROWTH PORTFOLIO
                                                -----------------------------------------------------------------------------------
                                                     2001         2000           2001         2000          2001          2000
                                                ------------  -----------   ------------  -----------   ------------  -----------

Accumulation and annuity units
  beginning of year ..........................    74,945,588   88,278,755     65,679,613   81,317,223     31,134,719   29,267,898
Accumulation units purchased and
  transferred from other Travelers accounts ..    20,362,114   24,027,527      2,586,588    2,567,083      4,147,150    8,838,217
Accumulation units redeemed and
  transferred to other Travelers accounts ....   (36,941,627) (37,360,310)   (14,417,173) (18,196,906)    (8,357,038)  (6,969,861)
Annuity units ................................        (1,048)        (384)        (8,058)      (7,787)        (2,132)      (1,535)
                                                ------------  -----------   ------------  -----------   ------------  -----------
Accumulation and annuity units
  end of year ................................    58,365,027   74,945,588     53,840,970   65,679,613     26,922,699   31,134,719
                                                ============  ===========   ============  ===========   ============  ===========

                                                     SMITH BARNEY MONEY        SMITH BARNEY PACIFIC         TRAVELERS MANAGED
                                                      MARKET PORTFOLIO            BASIN PORTFOLIO            INCOME PORTFOLIO
                                                -----------------------------------------------------------------------------------
                                                     2001         2000           2001         2000          2001          2000
                                                ------------  -----------   ------------  -----------   ------------  -----------

Accumulation and annuity units
  beginning of year ..........................    38,462,853   51,661,545      9,327,848   11,500,907     17,289,530   21,484,375
Accumulation units purchased and
  transferred from other Travelers accounts ..    62,254,723   62,397,581         36,880    1,482,158     10,824,620    1,433,176
Accumulation units redeemed and
  transferred to other Travelers accounts ....   (54,440,630) (75,595,595)    (9,364,200)  (3,654,672)   (10,679,065)  (5,628,021)
Annuity units ................................          (643)        (678)          (528)        (545)            --           --
                                                ------------  -----------   ------------  -----------   ------------  -----------
Accumulation and annuity units
  end of year ................................    46,276,303   38,462,853             --    9,327,848     17,435,085   17,289,530
                                                ============  ===========   ============  ===========   ============  ===========

                                      -39-

                   NOTES TO FINANCIAL STATEMENTS - CONTINUED

7.  SCHEDULE OF ACCUMULATION AND ANNUITY UNITS FOR FUND BD
    FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000 (CONTINUED)

                                                                                  SMITH BARNEY
                                                   VAN KAMPEN ENTERPRISE        SMALL CAP GROWTH
                                                         PORTFOLIO           OPPORTUNITIES PORTFOLIO             COMBINED
                                                ---------------------------------------------------------------------------------
                                                     2001         2000           2001         2000          2001          2000
                                                ------------  -----------   ------------  -----------   ------------  -----------

Accumulation and annuity units
  beginning of year ..........................    52,601,315   62,197,613             --           --    804,580,689  950,727,062
Accumulation units purchased and
  transferred from other Travelers accounts ..       616,620    2,813,474        509,855           --    148,840,757  141,861,520
Accumulation units redeemed and
  transferred to other Travelers accounts ....   (13,570,361) (12,408,800)       (13,051)          --   (288,069,908)(287,853,879)
Annuity units ................................        (1,484)        (972)            --           --       (163,253)    (154,014)
                                                ------------  -----------   ------------  -----------   ------------  -----------
Accumulation and annuity units
  end of year ................................    39,646,090   52,601,315        496,804           --    665,188,285  804,580,689
                                                ============  ===========   ============  ===========   ============  ===========

                                      -40-

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors of The Travelers Insurance Company and
Owners of Variable Annuity Contracts of The Travelers Fund BD for Variable
Annuities:

We have  audited the  accompanying  statement of assets and  liabilities  of The
Travelers Fund BD for Variable Annuities  (comprised of the sub-accounts  listed in note 1 to financial statements) (collectively,  "the Account") as of December
31, 2001,  and the related  statement of operations  for the year then ended and the  statement  of changes  in net assets for each of the years in the  two-year period then ended, and the financial  highlights for the year then ended.  These financial  statements  and financial  highlights are the  responsibility  of the
Account's  management.  Our  responsibility  is to  express  an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the  United  States of  America.  Those  standards  require  that we plan and perform the audit to obtain  reasonable  assurance  about  whether the financial statements are free of material misstatement.  An audit includes examining, on a test basis,  evidence  supporting  the amounts and  disclosures in the financial statements.  Our procedures included confirmation of shares owned as of December
31, 2001, by  correspondence  with the underlying  funds. An audit also includes assessing the  accounting  principles  used and  significant  estimates  made by management,  as well as evaluating the overall financial statement presentation.
We believe that our audits provide a reasonable basis for our opinion.

In our opinion,  the financial  statements and financial  highlights referred to above present fairly, in all material  respects,  the financial  position of the
Account as of December 31, 2001, the results of its operations for the year then ended,  the  changes  in its net  assets  for each of the years in the  two-year period then ended,  and the  financial  highlights  for the year then ended,  in conformity with accounting principles generally accepted in the United States of
America.

                                         /s/ KPMG LLP

Hartford, Connecticut
March 15, 2002

                                      -41-

                              INDEPENDENT AUDITORS
                                    KPMG LLP
                              Hartford, Connecticut

This report is prepared for the general  information  of contract  owners and is not an offer of units of The Travelers Fund BD for Variable  Annuities or shares of Fund BD's  underlying  funds.  It should not be used in  connection  with any offer except in  conjunction  with the  Prospectus for The Travelers Fund BD for
Variable Annuities product(s) offered by The Travelers Insurance Company and the
Prospectuses of the underlying funds, which  collectively  contain all pertinent information, including the applicable sales commissions.

VG-FNDBD (Annual) (12-01) Printed in U.S.A.

Independent Auditors’ Report

The Board of Directors and Shareholder
The Travelers Insurance Company:

We have audited the accompanying consolidated balance sheets of The Travelers Insurance Company and subsidiaries as of December 31, 2001 and 2000, and the related statements of income, changes in retained earnings and accumulated other changes in equity from nonowner sources, and cash flows for each of the years in the three-year period ended December 31, 2001. These consolidated financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall consolidated financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of The Travelers Insurance Company and subsidiaries as of December 31, 2001 and 2000, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 1 to the consolidated financial statements, the Company changed its method of accounting for derivative instruments and hedging activities and for securitized financial assets in 2001.

/s/KPMG LLP

Hartford, Connecticut
January 17, 2002, except as to
     Note 16, which is as of February 27, 2002

THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
CONSOLIDATED STATEMENTS OF INCOME
($ in millions)

	For the Year Ended December 31,
	2001	2000	1999

REVENUES
Premiums	$2,102	$1,966	$1,728
Net investment income	2,831	2,730	2,506
Realized investment gains (losses)	125	(77)	113
Fee income	537	505	432
Other revenues	107	130	89

Total Revenues	5,702	5,254	4,868

BENEFITS AND EXPENSES
Current and future insurance benefits	1,862	1,752	1,505
Interest credited to contractholders	1,179	1,038	937
Amortization of deferred acquisition costs	379	347	315
General and administrative expenses	371	463	519

Total Benefits and Expenses	3,791	3,600	3,276

Income from operations before federal income taxes and cumulative effects of changes in accounting principles	1,911	1,654	1,592
Federal income taxes
Current	471	462	409
Deferred	159	89	136

Total Federal Income Taxes	630	551	545

Income before cumulative effects of changes in accounting principles	1,281	1,103	1,047
Cumulative effect of change in accounting for derivative instruments and hedging activities, net of tax	(6)	—	—
Cumulative effect of change in accounting for securitized financial assets, net of tax	(3)	—	—

Net income	$1,272	$1,103	$1,047

See Notes to Consolidated Financial Statements.

THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
CONSOLIDATED BALANCE SHEETS
($ in millions)

	At December 31,
	2001	2000

ASSETS
Fixed maturities, available for sale at fair value (including $2,309 and $1,494 subject to securities lending agreements)	$32,072	$26,812
Equity securities, at fair value	472	592
Mortgage loans	1,995	2,187
Real estate held for sale	55	31
Policy loans	1,208	1,249
Short-term securities	3,053	2,136
Trading securities, at fair value	1,880	1,870
Other invested assets	2,485	2,356

Total Investments	43,220	37,233

Cash	146	150
Investment income accrued	487	442
Premium balances receivable	137	97
Reinsurance recoverables	4,163	3,977
Deferred acquisition costs	3,461	2,989
Separate and variable accounts	24,837	24,006
Other assets	1,415	1,399

Total Assets	$77,866	$70,293

LIABILITIES
Contractholder funds	$22,810	$19,394
Future policy benefits and claims	14,221	13,300
Separate and variable accounts	24,837	23,994
Deferred federal income taxes	409	284
Trading securities sold not yet purchased, at fair value	891	1,109
Other liabilities	5,513	3,818

Total Liabilities	$68,681	$61,899

SHAREHOLDER’S EQUITY
Common stock, par value $2.50; 40 million shares authorized, issued and outstanding	100	100
Additional paid-in capital	3,869	3,848
Retained earnings	5,142	4,342
Accumulated other changes in equity from nonowner sources	74	104

Total Shareholder’s Equity	9,185	8,394

Total Liabilities and Shareholder’s Equity	$77,866	$70,293

See Notes to Consolidated Financial Statements.

THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
CONSOLIDATED STATEMENTS OF CHANGES IN RETAINED EARNINGS AND
ACCUMULATED OTHER CHANGES IN EQUITY FROM NONOWNER SOURCES
($ in millions)

	For the Year Ended December 31,
	2001	2000	1999

Statements of Changes in Retained Earnings
Balance, beginning of year	$4,342	$4,099	$3,602
Net income	1,272	1,103	1,047
Dividends to parent	472	860	550

Balance, end of year	$5,142	$4,342	$4,099

Statements of Accumulated Other Changes In Equity From Nonowner Sources
Balance, beginning of year	$104	$(398)	$598
Cumulative effect of accounting for derivative instruments and hedging activities, net of tax	(29)	0	0
Unrealized gains (losses), net of tax	68	501	(996)
Foreign currency translation, net of tax	(5)	1	0
Derivative instrument hedging activity losses, net of tax	(64)	0	0

Balance, end of year	$74	$104	$(398)

Summary of Changes in Equity
From Nonowner Sources
Net Income	$1,272	$1,103	$1,047
Other changes in equity from nonowner sources	(30)	502	(996)

Total changes in equity from nonowner sources	$1,242	$1,605	$51

See Notes to Consolidated Financial Statements.

THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
CONSOLIDATED STATEMENTS OF CASH FLOWS
Increase (Decrease) in Cash
($ in millions)

	For the Year Ended December 31,

	2001	2000	1999

Cash Flows from Operating Activities
Premiums collected	$2,109	$1,986	$1,715
Net investment income received	2,430	2,489	2,365
Other revenues received	867	865	537
Benefits and claims paid	(1,176)	(1,193)	(1,094)
Interest credited to contractholders	(1,159)	(1,046)	(958)
Operating expenses paid	(1,000)	(970)	(1,013)
Income taxes paid	(472)	(490)	(393)
Trading account investments purchases, net	(92)	(143)	(80)
Other	(227)	(258)	(104)

Net Cash Provided by Operating Activities	1,280	1,240	975

Cash Flows from Investing Activities
Proceeds from maturities of investments
Fixed maturities	3,706	4,257	4,103
Mortgage loans	455	380	662
Proceeds from sales of investments
Fixed maturities	14,110	10,840	12,562
Equity securities	112	397	100
Real estate held for sale	6	244	219
Purchases of investments
Fixed maturities	(22,556)	(17,836)	(18,129)
Equity securities	(50)	(7)	(309)
Mortgage loans	(287)	(264)	(470)
Policy loans, net	41	9	599
Short-term securities (purchases) sales, net	(914)	(810)	316
Other investments (purchases), sales, net	103	(461)	(413)
Securities transactions in course of settlement, net	1,086	944	(463)

Net Cash Used in Investing Activities	(4,188)	(2,307)	(1,223)

Cash Flows from Financing Activities
Contractholder fund deposits	8,308	6,022	5,764
Contractholder fund withdrawals	(4,932)	(4,030)	(4,946)
Dividends to parent company	(472)	(860)	(550)
Net Cash Provided by Financing Activities	2,904	1,132	268

Net increase (decrease) in cash	(4)	65	20
Cash at December 31, previous year	150	85	65

Cash at December 31, current year	$146	$150	$85

See Notes to Consolidated Financial Statements.

THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Significant accounting policies used in the preparation of the accompanying financial statements follow.

Basis of Presentation

At December 31, 2001 and 2000, The Travelers Insurance Company (TIC, together with its subsidiaries, the Company), was a wholly owned subsidiary of The Travelers Insurance Group Inc. (TIGI), an indirect wholly owned subsidiary of Citigroup Inc. (Citigroup), a diversified holding company whose businesses provide a broad range of financial services to consumer and corporate customers around the world. On February 4, 2002, TIGI changed its name to Travelers Property Casualty Corp. (TPC). The consolidated financial statements include the accounts of the Company and its insurance and non-insurance subsidiaries on a fully consolidated basis. The primary insurance entities of the Company are TIC and its subsidiaries, The Travelers Life and Annuity Company (TLAC), Primerica Life Insurance Company (Primerica Life), and its subsidiaries, Primerica Life Insurance Company of Canada, CitiLife Financial Limited (CitiLife) and National Benefit Life Insurance Company (NBL). Significant intercompan y transactions and balances have been eliminated. See Note 16.

The financial statements and accompanying footnotes of the Company are prepared in conformity with accounting principles generally accepted in the United States of America (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and benefits and expenses during the reporting period. Actual results could differ from those estimates.

Certain prior year amounts have been reclassified to conform to the 2001 presentation.

Accounting Changes

Accounting for Derivative Instruments and Hedging Activities

Effective January 1, 2001, the Company adopted the Financial Accounting Standards Board (FASB) Statement of Financial Accounting Standards No. 133, “Accounting for Derivative Instruments and Hedging Activities” (FAS 133). FAS 133 establishes accounting and reporting standards for derivative instruments, including certain derivative instruments embedded in other contracts (collectively referred to as derivatives), and for hedging activities. It requires that an entity recognize all derivatives as either assets or liabilities in the consolidated balance sheet and measure those instruments at fair value. If certain conditions are met, a derivative may be specifically designated as (a) a hedge of the exposure to changes in the fair value of a recognized asset or liability or an unrecognized firm commitment, (b) a hedge of the exposure to variable cash flows of a recognized asset or liability or of a forecasted transaction, or (c) a hedge of the foreign currency exposure of a net investment in a foreign operation, an unrecognized firm commitment, an available-for-sale security, or a foreign-currency-denominated forecasted transaction. The accounting for changes in the fair value of a derivative (that is, gains and losses) depends on the intended use of the derivative and the resulting designation.

As a result of adopting FAS 133, the Company recorded a charge of $6 million after tax, reflected as a cumulative catch-up adjustment in the consolidated statement of income and a charge of $29 million after tax, reflected as a cumulative catch-up adjustment in the accumulated other changes in equity from nonowner sources section of shareholder’s equity. During the twelve months ending December 31, 2001, the Company reclassified from accumulated other changes in equity from nonowner sources into net investment income $35 million of losses related to derivatives that were designated as cash flow hedges at transition.

Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets

In April 2001, the Company adopted the FASB Emerging Issues Task Force (EITF) 99-20, “Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets” (EITF 99-20). EITF 99-20 establishes guidance on the recognition and measurement of interest income and impairment on certain investments, e.g., certain asset-backed securities. The recognition of impairment resulting from the adoption of EITF 99-20 was recorded as a cumulative catch-up adjustment. Interest income on beneficial interest falling within the scope of EITF 99-20 is to be recognized prospectively. As a result of adopting EITF 99-20, the Company recorded a charge of $3 million after tax, reflected as a cumulative catch-up adjustment in the consolidated statement of income. The implementation of this EITF did not have a significant impact on results of operations, financial condition or liquidity.

Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities

In September 2000, the FASB issued Statement of Financial Accounting Standards No. 140, “Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities, a replacement of FASB Statement No. 125” (FAS 140). Provisions of FAS 140 primarily relating to transfers of financial assets and securitizations that differ from provisions of “Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities” (FAS 125) are effective for transfers taking place after March 31, 2001. Special purpose entities (SPEs) used in securitizations that are currently qualifying SPEs under FAS 125 will continue to be treated as qualifying SPEs so long as they issue no new beneficial interests and accept no new asset transfers after March 31, 2001, other than transfers committed to prior to that date. Under FAS 140 qualifying SPEs are not consolidated by the transferor. FAS 140 also amends the accounting for collateral and requires n ew disclosures for collateral, securitizations, and retained interests in securitizations. These provisions are effective for financial statements for fiscal years ending after December 15, 2000. The accounting for collateral, as amended, requires (a) certain assets pledged as collateral to be separately reported in the consolidated balance sheet from assets not so encumbered and (b) disclosure of assets pledged as collateral that have not been reclassified and separately reported. The adoption of FAS 140 did not have a significant effect on the Company’s results of operations, financial condition or liquidity. See Note 4.

Accounting Standards Not Yet Adopted

Business Combinations, Goodwill and Other Intangible Assets

In July 2001, the FASB issued Statements of Financial Accounting Standards No. 141, “Business Combinations” (FAS 141) and No. 142, “Goodwill and Other Intangible Assets” (FAS 142). These standards change the accounting for business combinations by, among other things, prohibiting the prospective use of pooling-of-interests accounting and requiring companies to stop amortizing goodwill and certain intangible assets with an indefinite useful life created by business combinations accounted for using the purchase method of accounting. Instead, goodwill and intangible assets deemed to have an indefinite useful life will be subject to an annual review for impairment. Other intangible assets that are not deemed to have an indefinite useful life will continue to be amortized over their useful lives. The Company will apply the new rules on accounting for goodwill and other intangible assets in the first quarter of 2002 and for purchase business combinations consummated a fter June 30, 2001.

Upon adoption, the Company will stop amortizing goodwill and indefinite-lived intangible assets. Based on the current levels of these assets, this would reduce general and administrative expenses and increase net income by approximately $11 million in 2002. In addition, the Company has performed the transitional impairment tests using the fair value approach required by the new standard. Based upon these tests, the Company does not anticipate impairing goodwill or other intangible assets as of January 1, 2002.

Asset Retirement Obligations

In June 2001, the FASB issued Statement of Financial Accounting Standards No. 143, “Accounting for Asset Retirement Obligations” (FAS 143). FAS 143 changes the measurement of an asset retirement obligation from a cost-accumulation approach to a fair value approach, where the fair value (discounted value) of an asset retirement obligation is recognized as a liability in the period in which it is incurred and accretion expense is recognized using the credit-adjusted risk-free interest rate in effect when the liability was initially recognized. The associated asset retirement costs are capitalized as part of the carrying amount of the long-lived asset and subsequently amortized into expense. The pre-FAS 143 prescribed practice of reporting a retirement obligation as a contra-asset will no longer be allowed. The Company is in the process of assessing the impact of the new standard that will take effect on January 1, 2003.

Impairment or Disposal of Long-Lived Assets

In August 2001, the FASB issued Statement of Financial Accounting Standards No. 144, “Accounting for the Impairment or Disposal of Long-Lived Assets” (FAS 144). FAS 144 establishes a single accounting model for long-lived assets to be disposed of by sale. A long-lived asset classified as held for sale is to be measured at the lower of its carrying amount or fair value less cost to sell. Depreciation (amortization) is to cease. Impairment is recognized only if the carrying amount of a long-lived asset is not recoverable from its undiscounted cash flows and is measured as the difference between the carrying amount and fair value of the asset. Long-lived assets to be abandoned, exchanged for a similar productive asset, or distributed to owners in a spin-off are considered held and used until disposed of. Accordingly, discontinued operations are no longer to be measured on a net realizable value basis, and future operating losses are no longer recognized before they occur.

The Company will adopt FAS 144 effective January 1, 2002. The provisions of the new standard are generally to be applied prospectively and are not expected to significantly affect the Company’s results of operations, financial condition or liquidity.

Accounting Policies

Investments

Fixed maturities include bonds, notes and redeemable preferred stocks. Fair values of investments in fixed maturities are based on quoted market prices or dealer quotes or, if these are not available, discounted expected cash flows using market rates commensurate with the credit quality and maturity of the investment.

Also included in fixed maturities are loan-backed and structured securities, which are amortized using the retrospective method. The effective yield used to determine amortization is calculated based upon actual historical and projected future cash flows, which are obtained from a widely accepted securities data provider. Fixed maturities, including instruments subject to securities lending agreements (see Note 4), are classified as “available for sale” and are reported at fair value, with unrealized investment gains and losses, net of income taxes, credited or charged directly to shareholder’s equity.

Equity securities, which include common and non-redeemable preferred stocks, are classified as “available for sale” and carried at fair value based primarily on quoted market prices. Changes in fair values of equity securities are charged or credited directly to shareholder’s equity, net of income taxes.

Mortgage loans are carried at amortized cost. A mortgage loan is considered impaired when it is probable that the Company will be unable to collect principal and interest amounts due. For mortgage loans that are determined to be impaired, a reserve is established for the difference between the amortized cost and fair market value of the underlying collateral. In estimating fair value, the Company uses interest rates reflecting the higher returns required in the current real estate financing market. Impaired loans were insignificant at December 31, 2001 and 2000.

Real estate held for sale is carried at the lower of cost or fair value less estimated cost to sell. Fair value of foreclosed properties is established at the time of foreclosure by internal analysis or external appraisers, using discounted cash flow analyses and other accepted techniques. Thereafter, an allowance for losses on real estate held for sale is established if the carrying value of the property exceeds its current fair value less estimated costs to sell. There was no such allowance at December 31, 2001 and 2000.

Policy loans are carried at the amount of the unpaid balances that are not in excess of the net cash surrender values of the related insurance policies. The carrying value of policy loans, which have no defined maturities, is considered to be fair value.

Short-term securities, consisting primarily of money market instruments and other debt issues purchased with a maturity of less than one year, are carried at amortized cost, which approximates fair value.

Trading securities and related liabilities are normally held for periods less than six months. These investments are marked to market with the change recognized in net investment income during the current period.

Other invested assets include partnership investments and real estate joint ventures accounted for on the equity method of accounting. Undistributed income is reported in net investment income. Also included in other invested assets is an investment in Citigroup Preferred Stock. See Note 13.

Accrual of income is suspended on fixed maturities or mortgage loans that are in default, or on which it is likely that future payments will not be made as scheduled. Interest income on investments in default is recognized only as payment is received. Investments in default at December 31, 2001 and 2000 were insignificant.

Derivative Financial Instruments

The Company uses derivative financial instruments, including financial futures contracts, interest rate swaps, currency swaps, equity swaps, options and forward contracts, as a means of hedging exposure to interest rate changes, equity price change and foreign currency risk. The Company, through Tribeca Investments LLC, a subsidiary that is a broker-dealer, holds and issues derivative instruments for trading purposes. (See Note 11 for a more detailed description of the Company’s derivative use.) Derivative financial instruments in a gain position are reported in the consolidated balance sheet in other invested assets while derivative financial instruments in a loss position are reported in the consolidated balance sheet in other liabilities.

To qualify for hedge accounting, the hedge relationship is designated and formally documented at inception detailing the particular risk management objective and strategy for the hedge which includes the item and risk that is being hedged, the derivative that is being used, as well as how effectiveness is being assessed. A derivative has to be highly effective in accomplishing the objective of offsetting either changes in fair value or cash flows for the risk being hedged.

For fair value hedges, in which derivatives hedge the fair value of assets and liabilities, changes in the fair value of derivatives are reflected in realized investment gains (losses), together with changes in the fair value of the related hedged item. The Company’s fair value hedges are primarily of available-for-sale securities.

For cash flow hedges, the accounting treatment depends on the effectiveness of the hedge. To the extent that derivatives are effective in offsetting the variability of the hedged cash flows, changes in the derivatives’ fair value will not be included in current earnings but are reported in the accumulated other changes in equity from nonowner sources in shareholder’s equity. These changes in fair value will be included in earnings of future periods when earnings are also affected by the variability of the hedged cash flows. To the extent these derivatives are not effective, changes in their fair values are immediately included in realized investment gains (losses). The Company’s cash flow hedges primarily include hedges of foreign denominated funding agreements and floating rate available-for-sale securities.

For net investment hedges, in which derivatives hedge the foreign currency exposure of a net investment in a foreign operation, the accounting treatment will similarly depend on the effectiveness of the hedge. The effective portion of the change in fair value of the derivative, including any forward premium or discount, is reflected in the accumulated other changes in equity from nonowner sources as part of the foreign currency translation adjustment in shareholder’s equity. The ineffective portion is reflected in realized investment gains (losses).

Derivatives that are used to hedge instruments that are carried at fair value, or do not qualify as hedges under the new rules, are also carried at fair value with changes in value reflected in realized investment gains (losses).

The effectiveness of these hedging relationships is evaluated on a retrospective and prospective basis using quantitative measures of correlation. If a hedge relationship is found to be ineffective, it no longer qualifies as a hedge and any excess gains or losses attributable to such ineffectiveness as well as subsequent changes in fair value are recognized in realized investment gains (losses).

For those hedge relationships that are terminated, hedge designations removed, or forecasted transactions that are no longer expected to occur, the hedge accounting treatment described in the paragraphs above will no longer apply. For fair value hedges, any changes to the hedged item remain as part of the basis of the asset or liability and are ultimately reflected as an element of the yield. For cash flow hedges, any changes in fair value of the end-user derivative remain in the accumulated other changes in equity from nonowner sources in shareholder’s equity and are included in earnings of future periods when earnings are also affected by the variability of the hedged cash flow. If the hedged relationship is discontinued because a forecasted transaction will not occur when scheduled, any changes in fair value of the end-user derivative are immediately reflected in realized investment gains (losses).

Financial instruments with embedded derivatives:

The Company bifurcates an embedded derivative where a.) the economic characteristics and risks of the embedded instrument are not clearly and closely related to the economic characteristics and risks of the host contract, b.) the entire instrument would not otherwise be remeasured at fair value and c.) a separate instrument with the same terms of the embedded instrument would meet the definition of a derivative under FAS 133.

The Company purchases investments that have embedded derivatives, primarily convertible debt securities. These embedded derivatives are carried at fair value with changes in value reflected in realized investment gains (losses). Derivatives embedded in convertible debt securities are classified in the consolidated balance sheet as fixed maturity securities, consistent with the host instruments.

The Company markets certain insurance contracts that have embedded derivatives, primarily variable annuity contracts with put options. These embedded derivatives are carried at fair value with changes in value reflected in realized investment gains (losses) consistent with the hedge instrument. Derivatives embedded in variable annuity contracts are classified in the consolidated balance sheet as future policyholder benefits and claims.

Prior to the adoption of FAS 133 on January 1, 2001, end-user derivatives designated as qualifying hedges were accounted for consistent with the risk management strategy as follows. Derivatives used for hedging purposes were generally accounted for using hedge accounting. Changes in value of the derivatives which were expected to substantially offset the changes in value of the hedged items qualified for hedge accounting. Hedges were monitored to ensure that there was a high correlation between the derivative instrument and the hedged investment. Derivatives that did not qualify for hedge accounting were marked to market with changes in market value reflected in the consolidated statement of income as realized gains (losses).

Payments to be received or made under interest rate swaps were accrued and recognized in net investment income. Swaps hedging investments were carried at fair value with unrealized gains (losses), net of taxes, charged directly to shareholder’s equity. Interest rate and currency swaps hedging liabilities were treated as off-balance sheet instruments. Gains and losses arising from financial future contracts were used to adjust the basis of hedged investments and were recognized in net investment income over the life of the investment. Gains and losses arising from equity index options were marked to market with changes in market value reflected in realized investment gains (losses). Forward contracts hedging investments were marked to market based on changes in the spot rate with changes in market value reflected in realized investment gains (losses) and any forward premium or discount was recognized in net investment income over the life of the contract. Gains and losses from forward contracts hedging foreign operations were carried at fair value with unrealized gains (losses), net of taxes, charged directly to shareholder’s equity.

Investment Gains and Losses

Realized investment gains and losses are included as a component of pre-tax revenues based upon specific identification of the investments sold on the trade date. Other-than-temporary declines in fair value of investments are included in realized investment gains and losses. Also included are gains and losses arising from the remeasurement of the local currency value of foreign investments to U.S. dollars, the functional currency of the Company. The foreign exchange effects of Canadian operations are included in unrealized gains and losses.

Deferred Acquisition Costs

Costs of acquiring individual life insurance and annuities, principally commissions and certain expenses related to policy issuance, underwriting and marketing, all of which vary with and are primarily related to the production of new business, are deferred. Acquisition costs relating to traditional life insurance, including term insurance, are amortized in relation to anticipated premiums. Universal life costs are amortized in relation to estimated gross profits, and annuity contracts employ a level yield method. For life insurance, a 15 to 20-year amortization period is used, and a 7 to 20-year period is employed for annuities. Deferred acquisition costs are reviewed periodically for recoverability to determine if any adjustment is required. Adjustments, if any, are charged to income.

Value of Insurance in Force

The value of insurance in force is an asset that was recorded at the time of acquisition of the Company by Citigroup’s predecessor. It represents the actuarially determined present value of anticipated profits to be realized from life insurance, annuities and health contracts at the date of acquisition using the same assumptions that were used for computing related liabilities where appropriate. The value of insurance in force was the actuarially determined present value of the projected future profits discounted at interest rates ranging from 14% to 18%. Traditional life insurance and guaranteed renewable health policies are amortized in relation to anticipated premiums; universal life is amortized in relation to estimated gross profits; and annuity contracts are amortized employing a level yield method. The value of insurance in force, which is included in other assets, is reviewed periodically for recoverability to determine if any adjustment is required. Adjustments, if any, are charged to income. The carrying value at December 31, 2001 and 2000 was $144 million and $170 million, respectively.

Separate and Variable Accounts

Separate and variable accounts primarily represent funds for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholders. Each account has specific investment objectives. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. The assets of these accounts are carried at market value.

Certain other separate accounts provide guaranteed levels of return or benefits and the assets of these accounts are primarily carried at market value. Amounts assessed to the contractholders for management services are included in revenues. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and related liability increases are excluded from benefits and expenses.

Goodwill and Intangible Assets

Goodwill and intangible assets are included in other assets. Prior to the adoption of FASB Statements of Financial Accounting Standards No. 141 “Business Combinations” (FAS 141) and No. 142 “Goodwill and Other Intangible Assets” (FAS 142), which will be applied to goodwill and intangible assets in the first quarter of 2002, goodwill is being amortized on a straight-line basis principally over a 40-year period. The carrying amount of $336 million and $334 million of goodwill and other intangible assets at December 31, 2001 and 2000, respectively, is regularly reviewed for indication of impairment in value that in the view of management would be other than temporary. If it is determined that goodwill and other intangible assets are unlikely to be recovered, impairment is recognized on a discounted cash flow basis.

Upon adoption of FAS 141 and FAS 142, the Company will stop amortizing goodwill and intangible assets deemed to have an infinite useful life. Instead, these assets will be subject to an annual review for impairment. Other intangible assets that are not deemed to have an indefinite useful life will continue to be amortized over their useful lives. See Note 1, Summary of Significant Accounting Policies, Accounting Standards Not Yet Adopted.

Contractholder Funds

Contractholder funds represent receipts from the issuance of universal life, corporate owned life insurance, pension investment and certain deferred annuity contracts. Contractholder fund balances are increased by such receipts and credited interest and reduced by withdrawals, mortality charges and administrative expenses charged to the contractholders. Interest rates credited to contractholder funds range from 1.9% to 14.0%.

Future Policy Benefits

Future policy benefits represent liabilities for future insurance policy benefits. Benefit reserves for life insurance and annuities have been computed based upon mortality, morbidity, persistency and interest assumptions applicable to these coverages, which range from 2.5% to 8.1%, including adverse deviation. These assumptions consider Company experience and industry standards. The assumptions vary by plan, age at issue, year of issue and duration. Appropriate recognition has been given to experience rating and reinsurance.

Guaranty Fund and Other Insurance Related Assessments

Included in Other Liabilities is the Company’s estimate of its liability for guaranty fund and other insurance-related assessments. State guaranty fund assessments are based upon the Company’s share of premium written or received in one or more years prior to an insolvency occurring in the industry. Once an insolvency has occurred, the Company recognizes a liability for such assessments if it is probable that an assessment will be imposed and the amount of the assessment can be reasonably estimated. At December 31, 2001 and 2000, the Company had a liability of $22.3 million and $22.5 million, respectively, for guaranty fund assessments and a related premium tax offset recoverable of $4.3 million and $3.4 million, respectively. The assessments are expected to be paid over a period of 3 to 5 years and the premium tax offsets are expected to be realized over a period of 10 to 15 years.

Permitted Statutory Accounting Practices

The Company’s insurance subsidiaries, domiciled principally in Connecticut and Massachusetts, prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the insurance departments of the states of domicile. Prescribed statutory accounting practices are those practices that are incorporated directly or by reference in state laws, regulations, and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state, but allowed by the domiciliary state regulatory authority. The impact of any permitted accounting practices on statutory surplus of the Company is not material.

Premiums

Premiums are recognized as revenues when due. Reserves are established for the portion of premiums that will be earned in future periods and for deferred profits on limited-payment policies that are being recognized in income over the policy term.

Fee Income

Fee income includes mortality, administrative and equity protection charges, as well as universal life and variable annuity separate account management fees.

Other Revenues

Other revenues include surrender, penalties and other charges related to annuity and universal life contracts. Also included are revenues of non-insurance subsidiaries and amortization of deferred income.

Current and Future Insurance Benefits

Current and future insurance benefits represent charges for mortality and morbidity related to fixed annuities, universal life, term life and health insurance benefits.

Interest Credited to Contractholders

Interest credited to contractholders represents amounts earned by universal life, corporate owned life insurance, pension investment and certain deferred annuity contracts in accordance with contract provisions.

Federal Income Taxes

The provision for federal income taxes is comprised of two components, current income taxes and deferred income taxes. Deferred federal income taxes arise from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

Stock-Based Compensation

The Company accounts for the stock-based compensation plans using the accounting method prescribed by Accounting Principles Board Opinion No. 25, “Accounting for Stock Issued to Employees” (APB 25), and has included in the Notes to Consolidated Financial Statements the pro forma disclosures required by Statement of Financial Accounting Standards No. 123, “Accounting for Stock-Based Compensation” (FAS 123). See Note 13. The Company accounts for its stock-based non-employee compensation plans at fair value.

2.   BUSINESS DISPOSITION

Effective July 1, 2000, the Company sold 90% of its individual long-term care insurance business to General Electric Capital Assurance Company and its subsidiary in the form of indemnity reinsurance arrangements. The proceeds were $410 million, resulting in a deferred gain of approximately $150 million after-tax. The deferred gain will be amortized in relation to anticipated premiums. After-tax amortization amounted to $21 million and $5 million in

2001 and 2000, respectively. Earned premiums were $25 million, $138 million and $230 million in 2001, 2000 and 1999, respectively.

3.   OPERATING SEGMENTS

The Company has two reportable business segments that are separately managed due to differences in products, services, marketing strategy and resource management. The business of each segment is maintained and reported through separate legal entities within the Company. The management groups of each segment report separately to the common ultimate parent, Citigroup Inc.

Travelers Life & Annuity (TLA) core offerings include individual annuity, individual life, corporate owned life insurance (COLI) and group annuity insurance products distributed by TIC and TLAC principally under the Travelers name. Among the range of individual products offered are fixed and variable deferred annuities, payout annuities and term, universal and variable life insurance. The COLI product is a variable universal life product distributed through independent specialty brokers. The group products include institutional pensions, including guaranteed investment contracts (GICs), payout annuities, group annuities sold to employer-sponsored retirement and savings plans and structured finance transactions. The majority of the annuity business and a substantial portion of the life business written by TLA are accounted for as investment contracts, with the result that the deposits collected are reported as liabilities and are not included in revenues.

The Primerica Life Insurance business segment consolidates primarily the business of Primerica Life, Primerica Life Insurance Company of Canada, CitiLife and NBL. The Primerica Life Insurance business segment offers individual life products, primarily term insurance, to customers through a nationwide sales force of approximately 96,000 full and part-time licensed Personal Financial Analysts.

The accounting policies of the segments are the same as those described in the summary of significant accounting policies (see Note 1), except that management also includes receipts on long-duration contracts (universal life-type and investment contracts) as deposits along with premiums in measuring business volume. The amount of investments in equity method investees and total expenditures for additions to long-lived assets other than financial instruments, long-term customer relationships of a financial institution, mortgage and other servicing rights, and deferred tax assets, were not material.

Business Segment Information:

At and for the year Ended December 31, 2001 ($ in millions)	Travelers Life & Annuity	Primerica Life Insurance	Total

Business Volume:
Premiums	$957	$1,145	$2,102
Deposits	13,067	—	13,067

Total business volume	$14,024	$1,145	$15,169
Net investment income	2,530	301	2,831
Interest credited to contractholders	1,179	-	1,179
Amortization of deferred acquisition costs	171	208	379
Total expenditures for deferred acquisition costs	553	298	851
Federal income taxes (FIT) on Operating Income	377	209	586
Operating Income (excludes realized gains or losses and the related FIT)	$801	$399	$1,200
Segment Assets	$69,836	$8,030	$77,866

At and for the year Ended December 31, 2000 ($ in millions)	Travelers Life & Annuity	Primerica Life Insurance	Total

Business Volume:
Premiums	$860	$1,106	$1,966
Deposits	11,536	—	11,536
Total business volume	$12,396	$1,106	$13,502
Net investment income	2,450	280	2,730
Interest credited to contractholders	1,038	-	1,038
Amortization of deferred acquisition costs	166	181	347
Total expenditures for deferred acquisition costs	520	272	792
Federal income taxes (FIT) on Operating Income	381	197	578
Operating Income (excludes realized gains or losses and the related FIT)	$777	$376	$1,153
Segment Assets	$62,771	$7,522	$70,293

At and for the year Ended December 31, 1999 ($ in millions)	Travelers Life & Annuity	Primerica Life Insurance	Total

Business Volume:
Premiums	$656	$1,072	$1,728
Deposits	10,639	—	10,639

Total business volume	$11,295	$1,072	$12,367
Net investment income	2,249	257	2,506
Interest credited to contractholders	937	-	937
Amortization of deferred acquisition costs	127	188	315
Total expenditures for deferred acquisition costs	430	256	686
Federal income taxes (FIT) on Operating Income	319	186	505
Operating Income (excludes realized gains or losses and the related FIT)	$619	$355	$974
Segment Assets	$56,615	$6,916	$63,531

Business Segment Reconciliation:

	At and for the years ended December 31,

($ in millions)	2001	2000	1999

Business Volume and Revenues
Total business volume	$15,169	$13,502	$12,367
Other revenues, including fee income	644	635	521
Elimination of deposits	(13,067)	(11,536)	(10,639)

Revenue from external sources	2,746	2,601	2,249
Net investment income	2,831	2,730	2,506
Realized investment gains (losses)	125	(77)	113

Total revenues	$5,702	$5,254	$4,868

Operating Income
Total operating income of business segments	$1,200	$1,153	$974
Realized investment gains (losses), net of tax	81	(50)	73
Cumulative effect of change in accounting for derivative instruments and hedging activities, net of tax	(6)	-	-
Cumulative effect of change in accounting for securitized financial assets, net of tax	(3)	-	-

Income from continuing operations	$1,272	$1,103	$1,047

Assets

Total assets of business segments	$77,866	$70,293	$63,531

Business Volume and Revenues
Individual Annuities	$7,166	$7,101	$5,816
Group Annuities	8,383	6,563	6,572
Individual Life and Health Insurance	2,854	2,445	2,424
Other (a)	366	681	695
Elimination of deposits	(13,067)	(11,536)	(10,639)

Total revenue	$5,702	$5,254	$4,868

             (a)   Other represents revenue attributable to unallocated capital and run-off businesses.

The Company’s revenue was derived almost entirely from U.S. domestic business. Revenue attributable to foreign countries was insignificant.

The Company had no transactions with a single customer representing 10% or more of its revenue.

4.   INVESTMENTS

Fixed Maturities

The amortized cost and fair value of investments in fixed maturities were as follows:

December 31, 2001 ($ in millions)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

Available For Sale:
Mortgage-backed securities – CMOs and pass-through securities	$6,654	$116	$57	$6,713
U.S. Treasury securities and obligations of U.S. Government and government agencies and authorities	1,677	8	63	1,622
Obligations of states, municipalities and political subdivisions	108	4	1	111
Debt securities issued by foreign governments	810	46	5	851
All other corporate bonds	17,904	482	260	18,126
Other debt securities	4,406	154	86	4,474
Redeemable preferred stock	171	12	8	175

Total Available For Sale	$31,730	$822	$480	$32,072

December 31, 2000 ($ in millions)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

Available For Sale:
Mortgage-backed securities – CMOs and pass-through securities	$5,492	$169	$34	$5,627
U.S. Treasury securities and obligations of U.S. Government and government agencies and authorities	1,141	71	5	1,207
Obligations of states, municipalities and political subdivisions	168	14	1	181
Debt securities issued by foreign governments	761	18	14	765
All other corporate bonds	14,575	269	253	14,591
Other debt securities	4,217	87	59	4,245
Redeemable preferred stock	201	14	19	196

Total Available For Sale	$26,555	$642	$385	$26,812

Proceeds from sales of fixed maturities classified as available for sale were $14.1 billion, $10.8 billion and $12.6 billion in 2001, 2000 and 1999, respectively. Gross gains of $633 million, $213 million and $200 million and gross losses of $426 million, $432 million and $223 million in 2001, 2000 and 1999, respectively, were realized on those sales.

Fair values of investments in fixed maturities are based on quoted market prices or dealer quotes or, if these are not available, discounted expected cash flows using market rates commensurate with the credit quality and maturity of the investment. The fair value of investments for which a quoted market price or dealer quote are not available amounted to $4.6 billion and $4.8 billion at December 31, 2001 and 2000, respectively.

The amortized cost and fair value of fixed maturities at December 31, 2001, by contractual maturity, are shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

($ in millions)	Amortized Cost	Fair Value

Maturity:
Due in one year or less	$1,843	$1,868
Due after 1 year through 5 years	9,206	9,401
Due after 5 years through 10 years	7,578	7,649
Due after 10 years	6,449	6,441

	25,076	25,359

Mortgage-backed securities	6,654	6,713

Total Maturity	$31,730	$32,072

The Company makes investments in collateralized mortgage obligations (CMOs). CMOs typically have high credit quality, offer good liquidity, and provide a significant advantage in yield and total return compared to U.S. Treasury securities. The Company’s investment strategy is to purchase CMO tranches which are protected against prepayment risk, including planned amortization class and last cash flow tranches. Prepayment protected tranches are preferred because they provide stable cash flows in a variety of interest rate scenarios. The Company does invest in other types of CMO tranches if a careful assessment indicates a favorable risk/return tradeoff. The Company does not purchase residual interests in CMOs.

At December 31, 2001 and 2000, the Company held CMOs classified as available for sale with a fair value of $4.5 billion and $4.4 billion, respectively. Approximately 38% and 49%, respectively, of the Company’s CMO holdings are fully collateralized by GNMA, FNMA or FHLMC securities at December 31, 2001 and 2000. In addition, the Company held $2.1 billion and $1.1 billion of GNMA, FNMA or FHLMC mortgage-backed pass-through securities at December 31, 2001 and 2000, respectively. All of these securities are rated AAA.

The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. The Company generally receives cash collateral from the borrower, equal to at least the market value of the loaned securities plus accrued interest, and reinvests it in short-term securities. The loaned securities remain a recorded asset of the Company, however, the Company records a liability for the amount of the collateral held, representing its obligation to return the collateral related to these loaned securities, and reports that liability as part of other liabilities in the consolidated balance sheet. At December 31, 2001 and 2000, the Company held collateral of $2.4 billion and $1.5 billion, respectively.

Equity Securities

The cost and fair values of investments in equity securities were as follows:

Equity Securities: ($ in millions)	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

December 31, 2001
Common stocks	$96	$11	$6	$101
Non-redeemable preferred stocks	375	8	12	371

Total Equity Securities	$471	$19	$18	$472

December 31, 2000
Common stocks	$139	$11	$25	$125
Non-redeemable preferred stocks	492	7	32	467

Total Equity Securities	$631	$18	$57	$592

Proceeds from sales of equity securities were $112 million, $397 million and $100 million in 2001, 2000 and 1999, respectively. Gross gains of $10 million, $107 million and $15 million and gross losses of $109 million, $16 million and $8 million in 2001, 2000 and 1999, respectively, were realized on those sales.

Mortgage Loans and Real Estate

At December 31, 2001 and 2000, the Company’s mortgage loan and real estate portfolios consisted of the following:

($ in millions)	2001	2000

Current Mortgage Loans	$1,976	$2,144
Underperforming Mortgage Loans	19	43

Total Mortgage Loans	1,995	2,187

Real Estate —Foreclosed	42	18
Real Estate — Investment	13	13

Total Real Estate	55	31

Total Mortgage Loans and Real Estate	$2,050	$2,218

Underperforming mortgage loans include delinquent mortgage loans over 90 days past due, loans in the process of foreclosure and loans modified at interest rates below market.

Aggregate annual maturities on mortgage loans at December 31, 2001 are as follows:

Year Ending December 31, ($ in millions)

2002	$139
2003	174
2004	133
2005	132
2006	206
Thereafter	1,211

Total	$1,995

Trading Securities

Trading securities of the Company are held in Tribeca Investments LLC. See Note 11.

The Company’s trading portfolio investments and related liabilities are normally held for periods less than six months. Therefore, expected future cash flows for these assets and liabilities are expected to be realized in less than one year.

Other invested assets

Other invested assets are composed of the following:

($ in millions)	2001	2000

Investment in Citigroup preferred stock	$987	$987
Partnership investments	949	807
Real estate joint ventures	520	535
Other	29	27

Total	$2,485	$2,356

Concentrations

At December 31, 2001 and 2000, the Company had an investment in Citigroup Preferred Stock of $987 million. See Note 13.

The Company maintains a short-term investment pool for its insurance affiliates in which the Company also participates. See Note 13.

The Company had concentrations of investments, primarily fixed maturities at fair value, in the following industries:

($ in millions)	2001	2000

Electric Utilities	$3,883	$2,244
Banking	1,944	2,078
Finance	1,633	1,836

The Company held investments in foreign banks in the amount of $954 million and $1,082 million at December 31, 2001 and 2000, respectively, which are included in the table above. Below investment grade assets included in the categories of the preceding table totaled $401 million in 2001 and $214 million in 2000.

Included in fixed maturities are below investment grade assets totaling $2.3 billion and $2.0 billion at December 31, 2001 and 2000, respectively. The Company defines its below investment grade assets as those securities rated Ba1 (or its equivalent) or below by external rating agencies, or the equivalent by internal analysts when a public rating does not exist. Such assets include publicly traded below investment grade bonds and certain other privately issued bonds and notes that are classified as below investment grade.

Included in mortgage loans were the following group concentrations:

	2001	2000

State
California	$788	$734
New York	203	208
Property Type
Agricultural	$1,131	$1,006
Office	471	661

The Company monitors creditworthiness of counterparties to all financial instruments by using controls that include credit approvals, credit limits and other monitoring procedures. Collateral for fixed maturities often includes pledges of assets, including stock and other assets, guarantees and letters of credit. The Company’s underwriting standards with respect to new mortgage loans generally require loan to value ratios of 75% or less at the time of mortgage origination.

Non-Income Producing Investments

Investments included in the consolidated balance sheets that were non-income producing for the preceding 12 months were insignificant.

Restructured Investments

The Company had mortgage loans and debt securities that were restructured at below market terms at December 31, 2001 and 2000. The balances of the restructured investments were insignificant. The new terms typically defer a portion of contract interest payments to varying future periods. The accrual of interest is suspended on all restructured assets, and interest income is reported only as payment is received. Gross interest income on restructured assets that would have been recorded in accordance with the original terms of such loans was insignificant in 2001 and 2000. Interest on these assets, included in net investment income, was also insignificant in 2001 and 2000.

Net Investment Income

	For The Year Ended December 31,
($ in millions)	2001	2000	1999

Gross Investment Income
Fixed maturities	$2,328	$2,061	$1,806
Mortgage loans	210	223	235
Trading	131	208	141
Joint ventures and partnerships	71	150	141
Other, including policy loans	218	237	287

Total gross investment income	2,958	2,879	2,610

Investment expenses	127	149	104

Net investment income	$2,831	$2,730	$2,506

Realized and Unrealized Investment Gains (Losses)

Net realized investment gains (losses) for the periods were as follows:

	For The Year Ended December 31,
($ in millions)	2001	2000	1999

Realized Investment Gains (Losses)
Fixed maturities	$207	$(219)	$(23)
Equity securities	(99)	91	7
Mortgage loans	5	27	29
Real estate held for sale	3	25	108
Other	9	(1)	(8)

Total realized investment gains (losses)	$125	$(77)	$113

Changes in net unrealized investment gains (losses) that are reported in accumulated other changes in equity from nonowner sources were as follows:

	For The Year Ended December 31,
,($ in millions)	2001	2000	1999

Unrealized Investment Gains (Losses)
Fixed maturities	$85	$891	$(1,554)
Equity securities	40	(132)	49
Other	(20)	13	(30)

Total unrealized investment gains (losses)	105	772	(1,535)

Related taxes	37	271	(539)
Change in unrealized investment gains (losses)	68	501	(996)
Balance beginning of year	103	(398)	598

Balance end of year	$171	$103	$(398)

5.   REINSURANCE

The Company uses reinsurance in order to limit losses, minimize exposure to large risks, provide additional capacity for future growth and to effect business-sharing arrangements. Reinsurance is accomplished through various plans of reinsurance, primarily yearly renewable term coinsurance and modified coinsurance. The Company remains primarily liable as the direct insurer on all risks reinsured.

Since 1997 universal life business has been reinsured under an 80%/20% quota share reinsurance program and term life business has been reinsured under a 90%/10% quota share reinsurance program. Maximum retention of $2.5 million is generally reached on policies in excess of $12.5 million. For other plans of insurance, it is the policy of the Company to obtain reinsurance for amounts above certain retention limits on individual life policies, which limits vary with age and underwriting classification. Generally, the maximum retention on an ordinary life risk is $2.5 million. Total in-force business ceded under reinsurance contracts is $285.7 billion and $252.5 billion at December 31, 2001 and 2000.

Effective July 1, 2000 the Company sold 90% of its individual long-term care insurance business to General Electric Capital Assurance Company and its subsidiary in the form of indemnity reinsurance arrangements. Written premiums ceded per these arrangements were $233.3 million and $123.4 million in 2001 and 2000, respectively, and earned premiums ceded were $240.1 million and $117.3 million in 2001 and 2000, respectively.

The Company writes workers’ compensation business through its Accident Department. This business is ceded 100% to an affiliate, The Travelers Indemnity Company.

A summary of reinsurance financial data reflected within the consolidated statements of income and balance sheets is presented below ($ in millions):

	For the years ending December 31,
	2001	2000	1999

Written Premiums
Direct	$2,848	$2,634	$2,274
Assumed from:
Non-affiliated companies	1	—	—
Ceded to:
Affiliated companies	(146)	(195)	(206)
Non-affiliated companies	(591)	(465)	(322)

Total Net Written Premiums	$2,112	$1,974	$1,746

	2001	2000	1999

Earned Premiums
Direct	$2,879	$2,644	$2,248
Assumed from:
Non-affiliated companies	1	—	—
Ceded to:
Affiliated companies	(180)	(216)	(193)
Non-affiliated companies	(598)	(462)	(327)

Total Net Earned Premiums	$2,102	$1,966	$1,728

Reinsurance recoverables at December 31, 2001 and 2000 include amounts recoverable on unpaid and paid losses and were as follows ($ in millions):

	2001	2000

Reinsurance Recoverables
Life and Accident and Health Business:
Non-affiliated companies	$2,282	$2,024
Property-Casualty Business:
Affiliated companies	1,881	1,953

Total Reinsurance Recoverables	$4,163	$3,977

Reinsurance recoverables include $1,060 million and $820 million from General Electric Capital Assurance Company, and also include $500 million and $539 million, from The Metropolitan Life Insurance Company at December 31, 2001 and 2000, respectively.

6.   DEPOSIT FUNDS AND RESERVES

At December 31, 2001 and 2000, the Company had $34.1 billion and $29.7 billion of life and annuity deposit funds and reserves, respectively. Of that total, $19.1 billion and $16.4 billion is not subject to discretionary withdrawal based on contract terms. The remaining $15.0 billion and $13.3 billion is for life and annuity products that are subject to discretionary withdrawal by the contractholder. Included in the amounts that are subject to discretionary withdrawal is $4.2 billion and $2.9 billion of liabilities that are surrenderable with market value adjustments. Also included are an additional $5.0 billion and $4.9 billion of life insurance and individual annuity liabilities which are subject to discretionary withdrawals, and have an average surrender charge of 4.7% and 4.5%, respectively. In the payout phase, these funds are credited at significantly reduced interest rates. The remaining $5.8 billion and $5.5 billion of liabilities are surrenderable without charge. More than 10.2% and 10.5% of these relate to individual life products for 2001 and 2000, respectively. These risks would have to be underwritten again if transferred to another carrier, which is considered a significant deterrent against withdrawal by long-term policyholders. Insurance liabilities that are surrendered or withdrawn are reduced by outstanding policy loans and related accrued interest prior to payout.

7.   FEDERAL INCOME TAXES

Effective Tax Rate

	For the year ended December 31,
($ in millions)	2001	2000	1999

Income Before Federal Income Taxes	$1,911	$1,654	$1,592
Statutory Tax Rate	35%	35%	35%

Expected Federal Income Taxes	669	579	557
Tax Effect of:
Non-taxable investment income	(20)	(19)	(19)
Other, net	(19)	(9)	7

Federal Income Taxes	$630	$551	$545

Effective Tax Rate	33%	33%	34%

Composition of Federal Income Taxes

Current:
United States	$424	$429	$377
Foreign	47	33	32

Total	471	462	409

Deferred:
United States	166	96	143
Foreign	(7)	(7)	(7)

Total	159	89	136

Federal Income Taxes	$630	$551	$545

Additional tax benefits attributable to employee stock plans allocated directly to shareholder’s equity for the years ended December 31, 2001, 2000 and 1999 were $21 million, $24 million and $17 million, respectively.

The net deferred tax liabilities at December 31, 2001 and 2000 were comprised of the tax effects of temporary differences related to the following assets and liabilities:

($ in millions)	2001	2000

Deferred Tax Assets:
Benefit, reinsurance and other reserves	$539	$667
Operating lease reserves	62	66
Employee benefits	104	102
Other	158	139

Total	863	974

Deferred Tax Liabilities:
Deferred acquisition costs and value of insurance in force	(968)	(843)
Investments, net	(215)	(308)
Other	(89)	(107)

Total	(1,272)	(1,258)

Net Deferred Tax Liability	$(409)	$(284)

The Company and its life insurance subsidiaries file a consolidated federal income tax return. Federal income taxes are allocated to each member of the consolidated group on a separate return basis adjusted for credits and other amounts required by the consolidation process. Any resulting liability will be paid currently to the Company. Any credits for losses will be paid by the Company to the extent that such credits are for tax benefits that have been utilized in the consolidated federal income tax return.

At December 31, 2001, the Company had no ordinary or capital loss carryforwards.

The policyholders’ surplus account, which arose under prior tax law, is generally that portion of the gain from operations that has not been subjected to tax, plus certain deductions. The balance of this account is approximately $932 million. Income taxes are not provided for on this amount because under current U.S. tax rules such taxes will become payable only to the extent such amounts are distributed as a dividend or exceed limits prescribed by federal law. Distributions are not currently contemplated from this account. At current rates the maximum amount of such tax would be approximately $326 million.

8.   SHAREHOLDER’S EQUITY

Shareholder’s Equity and Dividend Availability

The Company’s statutory net income, which includes the statutory net income of all insurance subsidiaries, was $330 million, $981 million and $890 million for the years ended December 31, 2001, 2000 and 1999, respectively. The Company’s statutory capital and surplus was $5.09 billion and $5.16 billion at December 31, 2001 and 2000, respectively.

Effective January 1, 2001, the Company began preparing its statutory basis financial statements in accordance with the National Association of Insurance Commissioners’ Accounting Practices and Procedures Manual – version effective January 1, 2001, subject to any deviations prescribed or permitted by its domicilary insurance commissioners (see Note 1, Summary of Significant Accounting Policies, Permitted Statutory Accounting Practices). The impact of this change on statutory capital and surplus was not significant. The impact of this change on statutory net income was $119 million, related to recording equity method investment earnings as unrealized gains versus net investment income.

The Company is currently subject to various regulatory restrictions that limit the maximum amount of dividends available to be paid to its parent without prior approval of insurance regulatory authorities. A maximum of $586 million is available by the end of the year 2002 for such dividends without prior approval of the State of Connecticut Insurance Department, depending upon the amount and timing of the payments. The Company paid dividends of $472 million, $860 million and $550 million in 2001, 2000 and 1999, respectively.

Accumulated Other Changes in Equity from Nonowner Sources, Net of Tax

Changes in each component of Accumulated Other Changes in Equity from Nonowner Sources were as follows:

($ in millions)	Net Unrealized Gain (Loss) On Investment Securities	Foreign Currency Translation Adjustments	Derivative Instruments And Hedging Activities	Accumulated Other Changes in Equity from Nonowner Sources

Balance, January 1, 1999	$607	$(9)	$-	$598
Unrealized losses on investment securities, net of tax of $(576)	(923)	—	—	(923)
Less: reclassification adjustment for gains included in net income, net of tax of $40	(73)	—	—	(73)

Period change	(996)	—	—	(996)

Balance, December 31, 1999	(389)	(9)	—	(398)
Unrealized gains on investment securities, net of tax of $297	451	—	—	451
Less: reclassification adjustment for losses included in net income, net of tax of $(27)	50	—	—	50
Foreign currency translation adjustment, net of tax of $1	—	1	—	1

Period change	501	1	—	502

Balance, December 31, 2000	112	(8)	—	104
Cumulative effect of change in accounting for derivative instruments and hedging activities, net of tax of $(16)	—	—	(29)	(29)
Unrealized gain on investment securities, net of tax of $80	149	—	—	149
Less: reclassification adjustment for gains included in net income, net of tax of $44	(81)	—	—	(81)
Foreign currency translation adjustment, net of tax of $(3)	—	(5)	—	(5)
Derivative instrument hedging activity losses, net of tax of $(35)	—	—	(64)	(64)

Period change	68	(5)	(93)	(30)

Balance, December 31, 2001	$180	$(13)	$(93)	$74

9.   BENEFIT PLANS

Pension and Other Postretirement Benefits

The Company participates in a qualified, noncontributory defined benefit pension plan sponsored by Citigroup. In addition, the Company provides certain other postretirement benefits to retired employees through a plan sponsored by TPC. (See Note 16). The Company’s share of net expense for the qualified pension and other postretirement benefit plans was not significant for 2001, 2000 and 1999.

401(k) Savings Plan

Substantially all of the Company’s employees are eligible to participate in a 401(k) savings plan sponsored by Citigroup. The Company’s expenses in connection with the 401(k) savings plan were not significant in 2001, 2000 and 1999. See Note 13.

10.   LEASES

Most leasing functions for TPC and its subsidiaries are administered by the property casualty affiliates of the Company. Rent expense related to all leases is shared by the companies on a cost allocation method based generally on estimated usage by department. Net rent expense was $26 million, $26 million, and $30 million in 2001, 2000 and 1999, respectively.

Year Ending December 31, ($ in millions)	Minimum Operating Rental Payments

2002	$46
2003	47
2004	44
2005	41
2006	43
Thereafter	220

Total Rental Payments	$441

Future sublease rental income of approximately $91 million will partially offset these commitments. Also, the Company will be reimbursed for 50% of the rental expense for a particular lease totaling $167 million, by an affiliate. Minimum future capital lease payments are not significant.

The Company is reimbursed for use of furniture and equipment through cost sharing agreements by its affiliates.

See Note 16 for additional information about lease arrangements.

11.   DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE OF FINANCIAL INSTRUMENTS

Derivative Financial Instruments

The Company uses derivative financial instruments, including financial futures contracts, interest rate swaps, currency swaps, equity swaps, options and forward contracts, as a means of hedging exposure to interest rate changes, equity price changes and foreign currency risk. The Company, through Tribeca Investments LLC, a subsidiary that is a broker-dealer, holds and issues derivative instruments for trading purposes.

The Company uses exchange traded financial futures contracts to manage its exposure to changes in interest rates that arise from the sale of certain insurance and investment products, or the need to reinvest proceeds from the sale or maturity of investments. To hedge against adverse changes in interest rates, the Company enters long or short positions in financial futures contracts, which offset asset price changes resulting from changes in market interest rates until an investment is purchased, or a product is sold. Futures contracts are commitments to buy or sell at a future date a financial instrument, commodity, or currency at a contracted price, and may be settled in cash or through delivery.

The Company uses equity option contracts to manage its exposure to changes in equity market prices that arise from the sale of certain insurance products. To hedge against adverse changes in the equity market prices, the Company enters long positions in equity option contracts with major financial institutions. These contracts allow the Company, for a fee, the right to receive a payment if the Standard and Poor’s 500 Index falls below agreed upon strike prices.

Currency option contracts are used on an ongoing basis to hedge the Company’s exposure to foreign currency exchange rates that result from the Company’s direct foreign currency investments. To hedge against adverse changes in exchange rates, the Company enters contracts that give it the right, but not the obligation, to sell the foreign currency within a limited time at a contracted price that may also be settled in cash, based on differentials in the foreign exchange rate. These contracts cannot be settled prior to maturity.

The Company enters into interest rate swaps in connection with other financial instruments to provide greater risk diversification and better match assets and liabilities. Under interest rate swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts calculated by reference to an agreed upon notional principal amount. The Company also enters into basis swaps in which both legs of the swap are floating with each other based on a different index. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date.

The Company enters into currency swaps in connection with other financial instruments to provide greater risk diversification and better match assets purchased in U.S. Dollars with a corresponding liability originated in a foreign currency. Under currency swaps, the Company agrees with other parties to exchange, at specified intervals, foreign currency for U.S. Dollars based upon interest amounts calculated by reference to an agreed upon notional principal amount. Generally, there is an exchange of foreign currency for U.S. Dollars at the outset of the contract based upon prevailing foreign exchange rates. Swap agreements are not exchange traded so they are subject to the risk of default by the counterparty.

Forward contracts are used on an ongoing basis to hedge the Company’s exposure to foreign currency exchange rates that result from the net investment in the Company’s Canadian Operations as well as direct foreign currency investments. To hedge against adverse changes in exchange rates, the Company enters into contracts to exchange foreign currency for U.S. Dollars with major financial institutions. These contracts cannot be settled prior to maturity. At the maturity date the Company must purchase the foreign currency necessary to settle the contracts.

The Company monitors the creditworthiness of counterparties to these financial instruments by using criteria of acceptable risk that are consistent with on-balance sheet financial instruments. The controls include credit approvals, credit limits and other monitoring procedures.

The following table summarizes certain information related to the Company’s hedging activities for the year ended December 31, 2001:

($ in millions)	Year Ended December 31, 2001

Hedge ineffectiveness recognized related to fair value hedges	$(4.1)
Hedge ineffectiveness recognized related to cash flow hedges	(6.2)
Cash flow transaction amount expected to be reclassified from accumulated other changes in equity from nonowner sources into pretax earnings within twelve months from 12/31/01	(110.0)
Net gain recorded in accumulated other changes in equity from nonowner sources related to net investment hedges	0.8

During the year ended December 31, 2001 there were no discontinued forecasted transactions.

In 2000, these derivative financial instruments were treated as off-balance sheet instruments. Financial instruments with off-balance sheet risk involve, to varying degrees, elements of credit and market risk in excess of the amount recognized in the balance sheet. The contract or notional amounts of these instruments reflect the extent of involvement the Company has in a particular class of financial instrument. However, the maximum loss of cash flow associated with these instruments can be less than these amounts. For interest rate swaps, currency swaps, equity swaps, options and forward contracts, credit risk is limited to the amount that it would cost the Company to replace the contracts. Financial futures contracts and purchased listed option contracts have very little credit risk since organized exchanges are the counterparties.

Financial Instruments with Off-Balance Sheet Risk

In the normal course of business, the Company issues fixed and variable rate loan commitments and has unfunded commitments to non-affiliated partnerships. The off-balance sheet risk of fixed and variable rate loan commitments was not significant at December 31, 2001 and 2000. The Company had unfunded commitments of $525.1 million and $491.2 million to these partnerships at December 31, 2001 and 2000, respectively.

Fair Value of Certain Financial Instruments

The Company uses various financial instruments in the normal course of its business. Certain insurance contracts are excluded by Statement of Financial Accounting Standards No. 107, “Disclosure about Fair Value of Financial Instruments,” and therefore are not included in the amounts discussed.

At December 31, 2001 and 2000, investments in fixed maturities had a carrying value and a fair value of $32.1 billion and $26.8 billion, respectively. See Notes 1 and 4.

At December 31, 2001, mortgage loans had a carrying value of $2.0 billion and a fair value of $2.1 billion and at year-end 2000 had a carrying value of $2.2 billion and a fair value of $2.2 billion. In estimating fair value, the Company used interest rates reflecting the current real estate financing market.

Included in other invested assets are 987 shares of Citigroup Cumulative Preferred Stock Series YY carried at cost of $987 million at December 31, 2001 and 2000. This series YY preferred stock pays cumulative dividends at 5.321%, has a liquidation value of $1 million per share, and has perpetual duration, is not subject to a sinking fund or mandatory redemption but may be optionally redeemed by Citigroup at any time on or after December 22, 2018. Dividends totaling $52.5 million were received during 2001, 2000 and 1999, respectively. There is no established market for this investment and it is not practicable to estimate the fair value of the preferred stock.

At December 31, 2001, contractholder funds with defined maturities had a carrying value of $9.5 billion and a fair value of $10.0 billion, compared with a carrying value and a fair value of $6.8 billion and $6.7 billion at December 31, 2000. The fair value of these contracts is determined by discounting expected cash flows at an interest rate commensurate with the Company’s credit risk and the expected timing of cash flows. Contractholder funds without defined maturities had a carrying value of $10.6 billion and a fair value of $10.3 billion at December 31, 2001, compared with a carrying value of $10.1 billion and a fair value of $9.9 billion at December 31, 2000. These contracts generally are valued at surrender value.

The carrying values of $495 million and $588 million of financial instruments classified as other assets approximated their fair values at December 31, 2001 and 2000, respectively. The carrying values of $1.5 billion and $2.4 billion of financial instruments classified as other liabilities also approximated their fair values at December 31, 2001 and 2000, respectively. Fair value is determined using various methods, including discounted cash flows, as appropriate for the various financial instruments.

The assets of separate accounts providing a guaranteed return had a carrying value and a fair value of $507 million at December 31, 2001, compared with a carrying value and a fair value of $376 million at December 31, 2000. The liabilities of separate accounts providing a guaranteed return had a carrying value and a fair value of $507 million at December 31, 2001, compared with a carrying value and a fair value of $376 million at December 31, 2000.

The carrying values of cash, trading securities and trading securities sold not yet purchased are carried at fair value. The carrying values of short-term securities and investment income accrued approximated their fair values.

The carrying value of policy loans, which have no defined maturities, is considered to be fair value.

12.   COMMITMENTS AND CONTINGENCIES

Financial Instruments with Off-Balance Sheet Risk

See Note 11 for a discussion of financial instruments with off-balance sheet risk.

Litigation

In March 1997, a purported class action entitled Patterman v. The Travelers, Inc., et al. was commenced in the Superior Court of Richmond County, Georgia, alleging, among other things, violations of the Georgia RICO statute and other state laws by an affiliate of the Company, Primerica Financial Services, Inc. and certain of its affiliates. Plaintiffs seek unspecified compensatory and punitive damages and other relief. From February 1998 through April 2000, various motions for transfer of the lawsuit were heard and appealed. In April 2000, the matter was remanded to the Superior Court of Richmond County by the Georgia Supreme Court. Also, in April 2000 defendants moved for summary judgement on all counts of the complaint. Discovery commenced in May 2000. Defendants intend to vigorously contest the litigation.

TIC and its subsidiaries are defendants or co-defendants in various other litigation matters in the normal course of business. These include civil actions, arbitration proceedings and other matters arising in the normal course of business out of activities as an insurance company, a broker and dealer in securities or otherwise. In the opinion of the Company’s management, the ultimate resolution of these legal proceedings would not be likely to have a material adverse effect on its results of operations, financial condition or liquidity.

13.   RELATED PARTY TRANSACTIONS

Certain administrative and data processing services are provided to the Company by its property casualty affiliates. Investment advisory and management services are provided to the Company by other affiliates. The Company provides various employee benefits coverages to employees of certain subsidiaries of TPC. The premiums for these coverages were charged in accordance with cost allocation procedures based upon salaries or census. Charges for these services are shared by the companies on cost allocation methods based generally on estimated usage by department. The amounts due from affiliates included in other assets in 2001 and 2000 were $88.2 million and $50.0 million, respectively. See Note 16.

The Company maintains a short-term investment pool in which its insurance affiliates participate. The position of each company participating in the pool is calculated and adjusted daily. At December 31, 2001 and 2000, the pool totaled approximately $5.6 billion and $4.4 billion, respectively. The Company’s share of the pool amounted to $2.6 billion and $1.8 billion at December 31, 2001 and 2000, respectively, and is included in short-term securities in the consolidated balance sheets.

The Company markets deferred annuity products and life insurance through its affiliate, Salomon Smith Barney (SSB). Annuity deposits related to these products were $1.5 billion, $1.8 billion, and $1.3 billion in 2001, 2000 and 1999, respectively. Life premiums were $96.5 million, $77.0 million and $60.9 million in 2001, 2000 and 1999, respectively.

The Company also markets individual annuity and life insurance through CitiStreet Retirement Services LLC, a division of CitiStreet, a joint venture between Citigroup and State Street Bank. Deposits received from CitiStreet Retirement Services, LLC were $1.6 billion, $1.8 billion and $1.6 billion in 2001, 2000 and 1999, respectively.

Primerica Financial Services, Inc. (Primerica), an affiliate, is a distributor of products for TLA. Primerica sold $901 million, $1.03 billion and $903 million of individual annuities in 2001, 2000 and 1999, respectively.

The Company markets individual annuity products through an affiliate Citibank, N.A. (Citibank). Deposits received from Citibank were $564 million and $392 million in 2001 and 2000, respectively, and were insignificant in 1999.

The Company sells structured settlement annuities to its property casualty affiliates in connection with the settlement of certain policyholder obligations. Such premiums and deposits were $194 million, $191 million, and $156 million for 2001, 2000 and 1999, respectively. Reserves and contractholder funds related to these annuities amounted to $825 million and $811 million in 2001 and 2000, respectively.

At December 31, 2001 and 2000 the Company had outstanding loaned securities to SSB for $413.5 million and $234.1 million, respectively.

Included in other invested assets is a $987 million investment in Citigroup preferred stock at December 31, 2001 and 2000, carried at cost. Dividends received on this investment were $52.5 million in 2001, and 2000 and 1999.

The Company had investments in an affiliated joint venture, Tishman Speyer, in the amount of $310.9 million and $355.5 million at December 31, 2001 and 2000, respectively. Income of $65.5 million, $67.0 million and $109.5 million was earned on these investments in 2001, 2000 and 1999, respectively.

The Company also had an investment in Greenwich Street Capital Partners I, an affiliated private equity investment, in the amount of $21.6 million and $74.2 million at December 31, 2001 and 2000, respectively. Income (loss) of $(41.6) million, $8.1 million and $9.9 million were earned on this investment in 2001, 2000 and 1999, respectively.

In the ordinary course of business, the Company purchases and sells securities through affiliated broker-dealers. These transactions are conducted on an arm’s length basis.

Primerica Life has entered into a General Agency Agreement with Primerica, that provides that Primerica will be Primerica Life’s general agent for marketing all insurance of Primerica Life. In consideration of such services, Primerica Life agreed to pay Primerica marketing fees of no less than $10 million based upon U.S. gross direct premiums received by Primerica Life. In each of 2001, 2000, and 1999 the fees paid by Primerica Life were $12.5 million.

The Company participates in a stock option plan sponsored by Citigroup that provides for the granting of stock options in Citigroup common stock to officers and other employees. To further encourage employee stock ownership, Citigroup introduced the WealthBuilder stock option program during 1997 and the Citigroup Ownership Program in 2001. Under this program, all employees meeting established requirements have been granted Citigroup stock options. During 2000 and 2001, Citigroup introduced the Citigroup 2000 Stock Purchase Plan and Citigroup 2001 Stock Purchase Program for new employees, which allowed eligible employees of Citigroup, including the Company’s employees, to enter into fixed subscription agreements to purchase shares at the market value on the date of the agreements. Enrolled employees are permitted to make one purchase prior to the expiration date. The Company’s charge to income was insignificant in 2001, 2000 and 1999.

The Company also participates in the Citigroup Capital Accumulation Program. Participating officers and other employees receive a restricted stock award in the form of Citigroup common stock. These restricted stock awards generally vest after a three-year period and, except under limited circumstances, the stock can not be sold or transferred during the restricted period by the participant, who is required to render service to the Company during the restricted period. The Company’s charge to income was insignificant in 2001, 2000 and 1999.

Unearned compensation expense associated with the Citigroup restricted common stock grants, which represents the market value of Citigroup’s common stock at the date of grant, is included with other assets in the Consolidated Balance Sheet and is recognized as a charge to income ratably over the vesting period. The Company’s charge to income was insignificant during 2001, 2000 and 1999.

The Company applies Accounting Principles Board Opinion No. 25 (APB 25) and related interpretations in accounting for stock options. Since stock options under the Citigroup plans are issued at fair market value on the date of award, no compensation cost has been recognized for these awards. FAS 123 provides an alternative to APB 25 whereby fair values may be ascribed to options using a valuation model and amortized to compensation cost over the vesting period of the options.

Had the Company applied FAS 123 in accounting for Citigroup stock options, net income would have been the pro forma amounts indicated below:

	Year Ended December 31,
($ in millions)	2001	2000	1999

Net income, as reported	$1,272	$1,103	$1,047
FAS 123 pro forma adjustments, after tax	(15)	(19)	(16)
Net income, pro forma	$1,257	$1,084	$1,031

The assumptions used in applying F

	Year Ended December 31,
	2001	2000	1999

Expected volatility of Citigroup Stock	38.31%	41.5%	44.1%
Risk-free interest rate	4.42%	6.23%	5.29%
Expected annual dividend per Citigroup share	$0.92	$0.78	$0.47
Expected annual forfeiture rate	5%	5%	5%

AS 123 to account for Citigroup stock options were as follows:

14.   RECONCILIATION OF NET INCOME TO NET CASH PROVIDED BY OPERATING ACTIVITIES

The following table reconciles net income to net cash provided by operating activities:

	For The Year Ended December 31,
($ in millions)	2001	2000	1999

Net Income from Continuing Operations	$1,281	$1,103	$1,047
Adjustments to reconcile net income to net cash provided by operating activities:
Realized (gains) losses	(125)	77	(113)
Deferred federal income taxes	159	89	136
Amortization of deferred policy acquisition costs	379	347	315
Additions to deferred policy acquisition costs	(851)	(792)	(686)
Investment income	(493)	(384)	(221)
Premium balances	7	20	(13)
Insurance reserves and accrued expenses	686	559	411
Other	237	221	99

Net cash provided by operations	$1,280	$1,240	$975

15.   NON-CASH INVESTING AND FINANCING ACTIVITIES

Significant non-cash investing and financing activities include the acquisition of real estate through foreclosures of mortgage loans amounting to $205 million in 1999. Foreclosures in 2001 and 2000 were insignificant.

16.   SUBSEQUENT EVENTS

On February 8, 2002, TPC filed a registration statement with the Securities and Exchange Commission in connection with the proposed offering of a minority interest in TPC. Citigroup has announced its plan to make a tax-free distribution of a portion of its remaining interest in TPC by year-end 2002. Prior to the proposed offering, the Company will be distributed to by TPC to TPC’s immediate parent company, so that the Company will remain an indirect wholly owned subsidiary of Citigroup after the offering. Therefore, all retirement and post retirement plans previously provided to Company employees by TPC will be administered by Citigroup. Prior to the offering, TIC intends to sell its home office buildings in Hartford, Connecticut and a building in Norcross, Georgia housing TPC’s information systems department to TPC for $68 million. The company will have the right to continue to use the names “Travelers Life & Annuity,” “The Travelers Insurance Company, ” “The Travelers Life and Annuity Company,” and the related names in connection with the Company’s business. Currently, TIC and TLAC share services with the property casualty subsidiaries of TPC. These services, which include leasing arrangements, facilities management, banking and financial functions, benefit coverages, data processing services, a short-term investment pool and others, will be phased out over a brief period of time if the transaction is completed. If the distribution does not occur, these services will likely continue for the foreseeable future.

In connection with the proposed distribution described above, on February 27, 2002, TPC exchanged the 50,793,450 shares of Citigroup common stock owned by it for 2,225 shares of Citigroup’s 6.767% Cumulative Preferred Stock, Series YYY, par value $1.00 per share and liquidation value $1 million per share. The exchange ratio was based on the closing price of Citigroup’s common stock on the New York Stock Exchange on February 25, 2002. Prior to the proposed TPC offering, TPC will contribute the Series YYY Preferred Stock to the Company.

Item 9.	Changes In and Disagreements with Accountants on Accounting and Financial Disclosure.

None.

PART III

Item 10.	Directors and Executive Officers of the Registrant.

Omitted pursuant to General Instruction I(2)(c) of Form 10-K.

Item 11.	Executive Compensation.

Omitted pursuant to General Instruction I(2)(c) of Form 10-K.

Item 12.	Security Ownership of Certain Beneficial Owners and Management.

Omitted pursuant to General Instruction I(2)(c) of Form 10-K.

Item 13.	Certain Relationships and Related Transactions.

Omitted pursuant to General Instruction I(2)(c) of Form 10-K.

PART IV

Item 14.	Exhibits, Financial Statement Schedules, and Reports on Form 8-K.

              (a)   Documents filed:

               (1)   Financial Statements. See index on page 15 of this report.

               (2)   Financial Statement Schedules. See index on page 58 of this report.

               (3)   Exhibits. See Exhibit Index on page 56.

              (b)   Reports on Form 8-K:

               None

EXHIBIT INDEX

Exhibit No.	Description
3.

Articles of Incorporation and By-Laws
a.) Charter of The Travelers Insurance Company (the “Company”), as effective October 19, 1994, incorporated by reference to Exhibit 3.01 to the Company’s Quarterly Report on Form 10-Q for the fiscal quarter ended September 30, 1994 (File No. 33-33691) (the “Company’s September 30, 1994 10-Q”).
b.) By-laws of the Company, as effective October 20, 1994, incorporated by reference to Exhibit 3.02 to the Company’s September 30, 1994 10-Q.

10.	Lease for office space in Hartford, Connecticut dated as of April 2, 1996, by and between the Company and The Travelers Indemnity Company, incorporated by reference to Exhibit 10.14 to the Annual Report on Form 10-K of Travelers Property Casualty Corp. for the fiscal year ended December 31, 1996 (File No. 1-14328).
21.	Subsidiaries of the Registrant: Omitted pursuant to General Instruction I(2)(b) of Form 10-K.

SIGNATURES

Pursuant to the requirements of Section 13 or 15 (d) of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized, on the 15th day of March, 2002.

THE TRAVELERS INSURANCE COMPANY (Registrant)
By:	/s/ Glenn D. Lammey

Glenn D. Lammey Executive Vice President, Chief Financial Officer and Chief Accounting Officer (Principal Financial Officer and Principal Accounting Officer)

Pursuant to the requirements of the Securities Exchange Act of 1934, this report has been signed by the following persons on behalf of the registrant and in the capacities indicated on the 15th day of March, 2002.

Signature	Capacity

/s/ George C. Kokulis (George C. Kokulis)	Director and Chief Executive Officer (Principal Executive Officer)

/s/ Glenn D. Lammey (Glenn D. Lammey)	Director, Chief Financial Officer and Chief Accounting Officer (Principal Financial Officer and Principal Accounting Officer)

/s/ William R. Hogan (William R. Hogan)	Director

/s/ Marla Berman Lewitus (Marla Berman Lewitus)	Director

Supplemental Information to be Furnished With Reports Filed Pursuant to Section 15(d) of the Act by Registrants Which Have Not Registered Securities pursuant to Section 12 of the Act: NONE

No Annual Report to Security Holders covering the registrant’s last fiscal year or proxy material with respect to any meeting of security holders has been sent, or will be sent, to security holders.

INDEX TO FINANCIAL STATEMENTS AND FINANCIAL STATEMENT SCHEDULES

Page

The Travelers Insurance Company and Subsidiaries
Independent Auditors’ Report	*
Consolidated Statements of Income	*
Consolidated Balance Sheets	*
Consolidated Statements of Changes In Retained Earnings and Accumulated Other Changes in Equity from Nonowner Sources	*
Consolidated Statements of Cash Flows	*
Notes to Consolidated Financial Statements	*
Independent Auditors’ Report	59
Schedule I — Summary of Investments — Other than Investments in Related Parties 2001	60
Schedule III — Supplementary Insurance Information 1999-2001	61
Schedule IV — Reinsurance 1999-2001	62

All other schedules are inapplicable for this filing.

*  See index on page 15

Independent Auditors’ Report

The Board of Directors and Shareholder
The Travelers Insurance Company:

Under date of January 17, 2002, except as to Note 16, which is as of February 27, 2002, we reported on the consolidated balance sheets of The Travelers Insurance Company and subsidiaries as of December 31, 2001 and 2000, and the related consolidated statements of income, changes in retained earnings and accumulated other changes in equity from nonowner sources, and cash flows for each of the years in the three-year period ended December 31, 2001, which are included in this Form 10-K. In connection with our audits of the aforementioned consolidated financial statements, we also audited the related financial statement schedules as listed in the accompanying index. These financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statement schedules based on our audits.

In our opinion, such financial statement schedules, when considered in relation to the basic financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 1 to the consolidated financial statements, the Company changed its method of accounting for derivative instruments and hedging activities and for securitized financial assets in 2001.

/s/KPMG LLP

Hartford, Connecticut
January 17, 2002, except as to
Note 16, which is as of February 27, 2002

THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
SCHEDULE I
SUMMARY OF INVESTMENTS — OTHER THAN INVESTMENTS IN RELATED PARTIES
December 31, 2001
($ in millions)

	Cost	Value	Amount Shown in Balance Sheet(1)

Type of Investment
Fixed Maturities:
Bonds:
U.S. Government and government agencies and authorities	$5,485	$5,447	$5,447
States, municipalities and political subdivisions	108	111	111
Foreign governments	810	851	851
Public utilities	3,249	3,280	3,280
Convertible bonds and bonds with warrants attached	343	353	353
All other corporate bonds	21,564	21,855	21,855

Total Bonds	31,559	31,897	31,897
Redeemable preferred stocks	171	175	175

Total Fixed Maturities	31,730	32,072	32,072

Equity Securities:
Common Stocks:
Banks, trust and insurance companies	9	10	10
Industrial, miscellaneous and all other(2)	30	34	34

Total Common Stocks	39	44	44
Nonredeemable preferred stocks	375	371	371

Total Equity Securities	414	415	415

Mortgage Loans	1,995		1,995
Real Estate Held For Sale	55		55
Policy Loans	1,208		1,208
Short-Term Securities	3,053		3,053
Other Investments (3) (4) (5)	3,077		3,053

Total Investments	$41,532		$41,851

______________

(1)	Determined in accordance with methods described in Notes 1 and 4 of the Notes to Consolidated Financial Statements.

(2)	Excludes $57 million related party investment.

(3)	Excludes $987 million of Citigroup Inc. preferred stock. See Note 13 of Notes to Consolidated Financial Statements.

(4)	Also excludes $325 million fair value of investment in affiliated partnership interests.

(5)	Includes derivatives marked to market and recorded at fair value in the balance sheet.

THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
SCHEDULE III
SUPPLEMENTARY INSURANCE INFORMATION
($ in millions)

	Deferred policy acquisition costs	Future policy benefits, losses, claims and loss expenses(1)	Other policy claims and benefits payable	Premium revenue	Net investment income	Benefits, claims and losses(2)	Amortization of deferred policy acquisition costs	Other operating expenses	Premiums written
2001
Travelers Life & Annuity	$1,672	$33,475	$368	$957	$2,530	$2,534	$171	$154	$955
Primerica Life	1,789	3,044	144	1,145	301	507	208	217	1,157

Total	$3,461	$36,519	$512	$2,102	$2,831	$3,041	$379	$371	$2,112

2000
Travelers Life & Annuity	$1,291	$29,377	$321	$860	$2,450	$2,294	$166	$233	$859
Primerica Life	1,698	2,856	140	1,106	280	496	181	230	1,115

Total	$2,989	$32,233	$461	$1,966	$2,730	$2,790	$347	$463	$1,974

1999
Travelers Life & Annuity	$1,081	$26,958	$280	$656	$2,249	$1,954	$127	$322	$666
Primerica Life	1,607	2,734	158	1,072	257	488	188	197	1,080

Total	$2,688	$29,692	$438	$1,728	$2,506	$2,442	$315	$519	$1,746

______________

(1)	Includes contractholder funds.

(2)	Includes interest credited to contractholders.

THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
SCHEDULE IV
REINSURANCE
($ in millions)

	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
2001
Life Insurance In Force	$510,457	$285,696	$3,636	$228,397	1.6%
Premiums:
Life insurance	2,378		—	2,026	—
Accident and health insurance	321	246	1	76	—
Property casualty	180	180	—	—	—

Total Premiums	$2,879	$778	$1	$2,102	—

2000
Life Insurance In Force	$480,958	$252,498	$3,692	$232,152	1.6%
Premiums:
Life insurance	2,106	330	—	1,776	—
Accident and health insurance	322	132	—	190	—
Property casualty	216	216	—	—	—

Total Premiums	$2,644	$678	$—	$1,966	—

1999
Life Insurance In Force	$457,541	$222,522	$3,723	$238,742	1.6%
Premiums:
Life insurance	1,768	313	-	1,455	—
Accident and health insurance	287	14	—	273	—
Property casualty	193	193	—	—	—

Total Premiums	$2,248	$520	$-	$1,728	—

                                       PART C

                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

(a)     The financial statements of the Registrant and the Report of Independent
        Auditors thereto are contained in the Registrant's Annual Report and are included in the Statement of Additional Information. The financial statements of the Registrant include:

           Statement of Assets and Liabilities as of December 31, 2001 Statement
           of Operations for the year ended December 31, 2001 Statement of
           Changes in Net Assets for the years ended December 31, 2001 and 2000
           Statement of Investments as of December 31, 2001 Notes to Financial
           Statements

        The consolidated financial statements and schedules of The Travelers
        Insurance Company and subsidiaries and the report of Independent
        Auditors, are contained in the Statement of Additional Information. The consolidated financial statements of The Travelers Insurance Company and subsidiaries include:

           Consolidated Statements of Income for the years ended December 31,
           2001, 2000 and 1999 Consolidated Balance Sheets as of December 31,
           2001 and 2000

           Consolidated Statements of Changes in Retained Earnings and
           Accumulated Other Changes in Equity from Non-Owner Sources for the years ended December 31, 2001, 2000 and 1999 Consolidated Statements
           of Cash Flows for the years ended December 31, 2001, 2000 and 1999
           Notes to Consolidated Financial Statements

(b)     Exhibits

1.      Resolution of The Travelers Insurance Company Board of Directors
        authorizing the establishment of the Registrant. (Incorporated herein by reference to Exhibit 1 to Post-Effective Amendment No. 3 to the
        Registration Statement on Form N-4 filed April 23, 1996.)

2.      Not Applicable.

3(a).   Distribution and Principal Underwriting Agreement among the Registrant,
        The Travelers Insurance Company and Travelers Distribution LLC
        (Incorporated herein by reference to Exhibit 3(a) to Post Effective
        Amendment No. 4 to the Registration Statement on Form N-4, File No.
        333-58783 filed February 26, 2001.)

3(b).   Selling Agreement. (Incorporated herein by reference to Exhibit 3(b) to
        Post-Effective Amendment No. 4 the Registration Statement on Form N-4,
        File No. 333-27689 filed April 6, 2001.)

4.      Variable Annuity Contract. (Incorporated herein by reference to Exhibit
        4 to Post-Effective Amendment No. 3 to the Registration Statement on
        Form N-4 filed April 23, 1996.)

5.      Application. (Incorporated herein by reference to Exhibit 5 to
        Post-Effective Amendment No. 3 to the Registration Statement on Form N-4
        filed April 23, 1996.)

6(a).   Charter of The Travelers Insurance Company, as amended on October 19,
        1994. (Incorporated herein by reference to Exhibit 3(a)(i) to
        Registration Statement on Form S-2, File No. 33-58677, filed via Edgar on April 18, 1995.)

6(b).   By-Laws of The Travelers Insurance Company, as amended on October 20,
        1994. (Incorporated herein by reference to Exhibit 3(b)(i) to the
        Registration Statement on Form S-2, File No. 33-58677, filed via Edgar on April 18, 1995.)

8.      Participation Agreements. (Incorporated herein by reference to Exhibit 8 to Pre-Effective Amendment No. 1 to the Registration Statement on Form
        S-6, File No. 333-96521 filed May 24, 2000.)

9.      Opinion of Counsel as to the legality of securities being registered.
        (Incorporated herein by reference to Exhibit 9 to Post-Effective
        Amendment No. 4 to the Registration Statement on Form N-4 filed April
        29, 1997.)

10.     Consent of KPMG LLP, Independent Auditors filed herewith.

11.     None.

12.     None.

13.     Schedule for Computation of Total Return Calculations - Standardized and
        Non-Standardized. (Incorporated herein by reference to Exhibit No. 13 to
        Post-Effective Amendment No. 4 to the Registration Statement on Form
        N-4, filed April 29, 1997.)

15.     Powers of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for George C. Kokulis, Katherine M. Sullivan and Glenn D.
        Lammey. (Incorporated herein by reference to exhibit 15 to
        Post-Effective Amendment No. 7 to the Registration Statement on Form
        N-4, filed April 18, 2000.)

        Powers of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Glenn D. Lammey, Marla Berman Lewitus and William R.
        Hogan. (Incorporated herein by reference to Exhibit No. 8 to the
        Registration Statement on Form N-4, filed April 9, 2001.)

        Powers of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Kathleen A. Preston filed herewith.

Item 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name and Principal           Positions and Offices
Business Address             With Insurance Company
------------------           ----------------------

George C. Kokulis*           Director, President and Chief Executive Officer
Glenn D. Lammey*             Director, Executive Vice President, Chief Financial
                               Officer, Chief Accounting Officer
Kathleen A. Preston*         Director and Executive Vice President
Stuart Baritz***             Senior Vice President
Madelyn J. Lankton           Senior Vice President and Chief Information Officer
Marla Berman Lewitus*        Director, Senior Vice President and General Counsel
Brendan Lynch*               Senior Vice President
Warren H. May*               Senior Vice President
Laura A. Pantaleo***         Senior Vice President
David A. Tyson*              Senior Vice President
F. Denney Voss**             Senior Vice President
David A. Golino*             Vice President and Controller
Donald R. Munson, Jr.*       Vice President
Deanne Osgood*               Vice President

Tim W. Still*                Vice President
Linn K. Richardson*          Second Vice President and Actuary
Paul Weissman*               Second Vice President and Actuary
Ernest J. Wright*            Vice President and Secretary
Kathleen A. McGah*           Assistant Secretary and Deputy General Counsel

Principal Business Address:
*      The Travelers Insurance Company             **    Citigroup Inc.
       One Tower Square                                  399 Park Avenue
       Hartford, CT  06183                               New York, N.Y. 10048

***    Travelers Financial Distributors
       2 Tower Center
       East Brunswick, NJ 08816

Item 26.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR
          REGISTRANT

      Incorporated herein by reference to Exhibit 16 to Post-Effective Amendment
No. 5 to the Registration Statement on Form N-4, File No. 333-27689, filed April
19, 2002.

Item 27.  NUMBER OF CONTRACT OWNERS

As of February 28, 2002, 17,003 contract owners held qualified and non-qualified contracts offered by the Registrant.

Item 28.  INDEMNIFICATION

Sections  33-770  to  33-778,  inclusive  of the  Connecticut  General  Statutes
("C.G.S.")  regarding  indemnification  of directors and officers of Connecticut corporations  provides in general that Connecticut  corporations shall indemnify
their  officers,   directors  and  certain  other  defined  individuals  against judgments, fines, penalties,  amounts paid in settlement and reasonable expenses actually  incurred in connection with proceedings  against the corporation.  The corporation's  obligation  to provide such  indemnification  generally  does not apply  unless  (1) the  individual  is wholly  successful  on the  merits in the defense  of any such  proceeding;  or (2) a  determination  is made (by  persons specified in the  statute)  that the  individual  acted in good faith and in the best  interests of the  corporation  and in all other cases,  his conduct was at least not opposed to the best  interests of the  corporation,  and in a criminal case he had no reasonable cause to believe his conduct was unlawful;  or (3) the court,  upon  application  by the  individual,  determines in view of all of the circumstances  that  such  person  is  fairly  and  reasonably  entitled  to  be indemnified, and then for such amount as the court shall determine. With respect to  proceedings  brought  by or in the  right of the  corporation,  the  statute provides  that the  corporation  shall  indemnify  its  officers,  directors and certain other defined individuals, against reasonable expenses actually incurred by them in connection with such proceedings, subject to certain limitations.

Citigroup Inc. also provides liability  insurance for its directors and officers and the directors and officers of its  subsidiaries,  including the  Registrant.
This  insurance  provides  for  coverage  against  loss from claims made against directors and officers in their capacity as such, including,  subject to certain exceptions, liabilities under the federal securities laws.

RULE 484 UNDERTAKING

Insofar as  indemnification  for liability  arising under the  Securities Act of
1933 may be permitted to  directors,  officers  and  controlling  persons of the registrant pursuant to the foregoing  provisions,  or otherwise,  the registrant has been advised that in the opinion of the Securities  and Exchange  Commission such  indemnification  is against  public policy as expressed in the Act and is, therefore,  unenforceable. In the event that a claim for indemnification against such liabilities  (other than the payment by the registrant of expenses incurred or paid by a director,  officer or  controlling  person of the registrant in the successful  defense of any  action,  suit or  proceeding)  is  asserted  by such director,  officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been  settled by  controlling  precedent,  submit to a court of  appropriate jurisdiction the question whether such  indemnification  by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  PRINCIPAL UNDERWRITER

(a)          Travelers Distribution LLC
             One Tower Square
             Hartford, CT 06183

Travelers  Distribution LLC also serves as principal underwriter and distributor for the following funds:

The Travelers Fund U for Variable Annuities,  The Travelers Fund VA for Variable
Annuities,  The Travelers Fund BD II for Variable Annuities,  The Travelers Fund
BD III, The Travelers Fund BD IV for Variable Annuities,  The Travelers Fund ABD
for Variable Annuities,  The Travelers Fund ABD II for Variable  Annuities,  The
Travelers  Separate Account PF for Variable  Annuities,  The Travelers  Separate
Account PF II for Variable  Annuities,  The  Travelers  Separate  Account QP for
Variable  Annuities,  The Travelers Separate Account TM for Variable  Annuities,
The  Travelers  Separate  Account TM II for Variable  Annuities,  The  Travelers
Separate Account Five for Variable Annuities, The Travelers Separate Account Six
for  Variable  Annuities,  The  Travelers  Separate  Account  Seven for Variable
Annuities,  The Travelers  Separate  Account Eight for Variable  Annuities,  The
Travelers Separate Account Nine for Variable  Annuities,  The Travelers Separate
Account Ten for Variable  Annuities,  The  Travelers  Fund UL for Variable  Life
Insurance,  The Travelers Fund UL II for Variable Life Insurance,  The Travelers
Fund UL III for Variable Life Insurance,  The Travelers  Variable Life Insurance
Separate  Account One, The Travelers  Variable Life Insurance  Separate  Account
Two, The Travelers Variable Life Insurance Separate Account Three, The Travelers
Variable Life Insurance  Separate  Account Four, The Travelers  Separate Account
MGA, The  Travelers  Separate  Account MGA II, The  Travelers  Growth and Income
Stock Account for Variable  Annuities,  The  Travelers  Quality Bond Account for
Variable  Annuities,  The Travelers Money Market Account for Variable Annuities,
The Travelers Timed Growth and Income Stock Account for Variable Annuities,  The
Travelers Timed Short-Term Bond Account for Variable Annuities and The Travelers
Timed  Aggressive Stock Account for Variable  Annuities,  Citicorp Life Variable
Annuity  Separate  Account and First  Citicorp  Life Variable  Annuity  Separate
Account.

(b)      Name and Principal        Positions and Offices
         BUSINESS ADDRESS*         WITH UNDERWRITER

         Kathleen A. Preston       Board of Manager
         Glenn D. Lammey           Board of Manager
         William F. Scully III     Board of Manager and Vice President
         Donald R. Munson, Jr.     Board of Manager, President, Chief
                                   Executive Officer and Chief Operating Officer

         Anthony Cocolla           Vice President
         Tim W. Still              Vice President
         John M. Laverty           Treasurer and Chief Financial Officer
         Ernest J. Wright          Secretary

         Kathleen A. McGah         Assistant Secretary
         William D. Wilcox         Assistant Secretary
         Ernest J. Wright          Assistant Secretary
         Alison K. George          Chief Compliance Officer
         John J. Williams, Jr.     Director, Assistant Compliance Officer

* The business address for all the above is: One Tower Square, Hartford, CT
  06183

(c)      Not Applicable

Item 30.  LOCATION OF ACCOUNTS AND RECORDS

     (1)     The Travelers Insurance Company
             One Tower Square
             Hartford, Connecticut  06183

Item 31.  MANAGEMENT SERVICES

             Not Applicable.

Item 32.  UNDERTAKINGS

The undersigned Registrant hereby undertakes:

     (a)     To file a post-effective  amendment to this registration  statement as frequently as is necessary to ensure that the audited  financial statements  in the  registration  statement  are  never  more  than sixteen  months  old for so long as  payments  under  the  variable annuity contracts may be accepted;

     (b)     To include  either  (1) as part of any  application  to  purchase a contract  offered by the prospectus,  a space that an applicant can check to request a Statement of  Additional  Information,  or (2) a post card or similar written  communication  affixed to or included in the  prospectus  that the  applicant  can  remove  to send for a
             Statement of Additional Information; and

     (c)     deliver any Statement of Additional  Information  and any financial statements  required  to be made  available  under  this  Form  N-4 promptly upon written or oral request.

The Company hereby represents:

     (a)     That the aggregate  charges  under the Contracts of the  Registrant described  herein  are  reasonable  in  relation  to  the  services rendered,  the  expenses  expected  to be  incurred,  and the risks assumed by the Company.

                                   SIGNATURES

As  required by the  Securities  Act of 1933 and the  Investment  Company Act of
1940, the Registrant  certifies that it meets the requirements of Securities Act
Rule  485(b)  for  effectiveness  of  this  post-effective   amendment  to  this
registration statement and has duly caused this post-effective amendment to this registration statement to be signed on its behalf in the City of Hartford, State of Connecticut, on the 25th day of April 2002.

                  THE TRAVELERS FUND BD FOR VARIABLE ANNUITIES
                                  (Registrant)

                         THE TRAVELERS INSURANCE COMPANY
                                   (Depositor)

                                   By:*GLENN D. LAMMEY
                                      ------------------------------------
                                       Glenn D. Lammey, Chief Financial Officer,
                                       Chief Accounting Officer

As required by the Securities Act of 1933, this registration  statement has been signed by the following  persons in the capacities  indicated on the 25th day of
April 2002.

*GEORGE C. KOKULIS               Director, President and Chief Executive Officer
----------------------------     (Principal Executive Officer)
  (George C. Kokulis)

*GLENN D. LAMMEY                 Director, Chief Financial Officer,
----------------------------     Chief Accounting Officer
  (Glenn D. Lammey)              (Principal Financial Officer)

*MARLA BERMAN LEWITUS            Director
----------------------------
  (Marla Berman Lewitus)

*KATHLEEN A. PRESTON             Director
----------------------------
  (Kathleen A. Preston)

*By: /s/Ernest J. Wright, Attorney-in-Fact

                                  EXHIBIT INDEX

Exhibit
No.          Description                                       Method of Filing
-------      -----------                                       ----------------

10.      Consent of KPMG LLP, Independent Auditors               Electronically

15(b).   Powers of Attorney authorizing Ernest J. Wright         Electronically
         or Kathleen A. McGah as signatory for
         Kathleen A. Preston